As filed with the SEC on April 29, 2021

Registration No. 333-123884

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 20	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 111	☒

FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT I

(Exact name of registrant)

FIDELITY INVESTMENTS LIFE INSURANCE
COMPANY

(Name of depositor)

900 Salem Street

Smithfield, Rhode Island 02917

(Address of depositor’s principal executive offices)

Depositor’s telephone number:  (800) 544-8888

WILLIAM J. JOHNSON, JR.

President

Fidelity Investments Life Insurance Company

900 Salem Street

Smithfield, Rhode Island 02917

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐                      immediately upon filing pursuant to paragraph (b) of rule 485

☒                    on April 30, 2021, pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a) (1) of rule 485

☐                      on        , pursuant to paragraph (a) (1) of rule 485

☐                      75 days after filing pursuant to paragraph (a) (2) of rule 485

☐                      on        , pursuant to paragraph (a) (2) of rule 485

Page   of   Exhibit Index Appears on Page

Prospectus

Fidelity Personal Retirement Annuity®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individual(s) or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 61 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

The Fidelity VIP Funds are managed by Fidelity Management & Research Company LLC: Fidelity® VIP Asset Manager, Fidelity® VIP Asset Manager: Growth, Fidelity® VIP Balanced, Fidelity® VIP Bond Index, Fidelity® VIP Communication Services, Fidelity® VIP Consumer Discretionary, Fidelity® VIP Consumer Staples, Fidelity® VIP ContrafundSM, Fidelity® VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity® VIP Dynamic Capital Appreciation, Fidelity® VIP Emerging Markets, Fidelity® VIP Energy, Fidelity® VIP Equity-Income, Fidelity® VIP Extended Market Index (sub-advised by Geode), Fidelity® VIP Financial Services, Fidelity® VIP Floating Rate High Income, Fidelity® VIP FundsManager® 20%, Fidelity® VIP FundsManager® 50%, Fidelity® VIP FundsManager® 60%, Fidelity® VIP FundsManager® 70%, Fidelity® VIP FundsManager® 85%, Fidelity® VIP Government Money Market, Fidelity® VIP Growth, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP Health Care, Fidelity® VIP High Income, Fidelity® VIP Index 500 (sub-advised by Geode), Fidelity® VIP Industrials, Fidelity® VIP International Capital Appreciation, Fidelity® VIP International Index (sub-advised by Geode), Fidelity® VIP Investment Grade Bond, Fidelity® VIP Investor Freedom® 2005, Fidelity® VIP Investor Freedom® 2010, Fidelity® VIP Investor Freedom® 2015, Fidelity® VIP Investor Freedom® 2020, Fidelity® VIP Investor Freedom® 2025, Fidelity® VIP Investor Freedom® 2030, and Fidelity® VIP Investor Freedom IncomeSM, Fidelity® VIP Materials, Fidelity® VIP Mid Cap, Fidelity® VIP Overseas, Fidelity® VIP Real Estate, Fidelity® VIP Strategic Income, Fidelity® VIP Technology, Fidelity® VIP Total Market Index (sub-advised by Geode), Fidelity® VIP Utilities, Fidelity® VIP Value and Fidelity® VIP Value Strategies.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Morgan Stanley Emerging Markets Debt Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, and Morgan Stanley Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

FPRA

i

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's website at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences, or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2021. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 91.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Fidelity® VIP Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY®

Nationally 1-800-544-2442

Date: April 30, 2021

FPRA

Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	4
The Funds	4
Facts About the Contract
Purchase of a Contract	8
Free Look Privilege	11
Investment Allocation of Your Purchase Payment	11
Making Exchanges Among Investment Options	11
Accumulation Units	14
Withdrawals	14
Systematic Withdrawal Program	15
Postponement of Payment	15
Signature Guarantee or Customer Authentication	15
Charges	15
Automatic Transfer to the Government Money Market Investment Option Upon Due Proof of Death	16
Required Distributions on Death of Owner	16
Annuity Date	17
Annuity Income	17
Contracts Owned by Trusts	18
Contracts Owned Under UGMA/UTMA Arrangements	18
Abandoned Property	18
Reports to Owners	19
Tax Considerations	19
Other Contract Provisions
Selling the Contracts	24
Automatic Annuity Builder	25
Dollar Cost Averaging	25
Automatic Rebalancing	25
Special Provisions for Sales Under Sponsored Arrangements	25
More About the Investment Options and the Funds
Changes in Investment Options	26
Total Return for an Investment Option	26
Voting Rights	26
Resolving Material Conflicts	27
Litigation	27
Appendix A: Table of Accumulation Values	28
Appendix B: Table of Accumulation Values	49
Appendix C: Table of Accumulation Values	70
Table of Contents of the Statement of Additional Information	91

FPRA

Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

FPRA

Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code we may permit Owners to be older than 80 upon purchase. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code we may permit Annuitants to be older than 80 upon purchase. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 61 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of

FPRA

the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. See Automatic Transfer to Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday. (Please note federal tax law does not allow a civil union partner to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

FPRA

If you cancel your Contract during the Free Look Period we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals.

In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00	A

A  Although we do not currently intend to charge for Exchanges, we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20	%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25	%B

B  You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.60%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

FPRA

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$188	$582	$1,001	$2,169

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 900 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 61 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option invests in Investor Class shares of each Fund except for the VIP Index 500 Portfolio, VIP Bond Index Portfolio, VIP Extended Market Index Portfolio, VIP International Index Portfolio and VIP Total Market Index Portfolio which invest in Initial Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

FPRA

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY®
Fidelity® VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company LLC
Fidelity® VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company LLC
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company LLC
Fidelity® VIP Bond Index Portfolio	Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity Management & Research Company LLC
Fidelity® VIP Communication Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company LLC
Fidelity® VIP Extended Market Index Portfolio	Seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization U.S. companies	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 50% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC

FPRA

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP FundsManager® 70% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 85% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company LLC
Fidelity® VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP International Index Portfolio	Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC
Fidelity® VIP Investor FreedomSM 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company LLC

FPRA

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Fidelity® VIP Investor Freedom IncomeSM Portfolio	Seeks high total return with a secondary objective of principal preservation	Fidelity Management & Research Company LLC
Fidelity® VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company LLC
Fidelity® VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company LLC
Fidelity® VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Total Market Index Portfolio	Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks.	Fidelity Management & Research Company LLC/Geode Capital Management, LLC
Fidelity® VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
Fidelity® VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company LLC
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income.	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY*
Morgan Stanley Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.

FPRA

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
Morgan Stanley Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Strategist Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return, consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIP refers to Variable Insurance Products

VIT refers to Variable Insurance Trust

*  Morgan Stanley refers to Morgan Stanley Variable Insurance Fund, Inc.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code we may permit Owners to be older than 80 upon purchase. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger upon purchase, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code we may permit Annuitants to be older than 80 upon purchase.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from

FPRA

different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

•  1035 Exchanges of Beneficiary Inherited Annuity Contracts

If you are a non-spouse beneficiary of a non-qualified deferred annuity issued by another insurance company ("Source Contract"), you may purchase a Fidelity Personal Retirement Annuity Contract via a tax-free exchange pursuant to Section 1035 of the Code provided:

o  The original owner of the Source Contract is deceased;

o  You exchange one-hundred percent (100%) of your interest in the Source Contract;

o  You are eligible to receive payments in accordance with Section 72(s)(2) of the Code and implementing regulations ("Stretch Payments"), and have not yet started such payments; and

o  You fulfill any other requirements that we require to ensure we can administer the Contract in compliance with the Code.

The non-spouse beneficiary of the Source Contract becomes, upon issuance, the sole Owner and Annuitant of this Contract, and changes to the Owner and Annuitant are not permitted. Since we issue such Contracts solely to distribute Stretch Payments required by the Code, no additional Purchase Payments are allowed and no annuity income payments are made on the Annuity Date. Other than the Stretch Payments that we will distribute to you, the only other way you may access your Contract Value is by making a complete withdrawal, at which time the Contract will terminate. Upon your death, your beneficiary(ies) will be paid his or her share of the Contract Value in a single lump-sum payment upon receipt in good order at the Annuity Service Center of written proof of death and any other required forms. The Contract will terminate upon such payment(s).

•  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

•  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that

FPRA

was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

•  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and

• The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.

• We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

•  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also request to make an additional Purchase Payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

•  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FPRA

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Government Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements we reserve the right to invest your Purchase Payments in the Government Money Market Investment Option during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

FPRA

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FPRA

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

•  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by Fidelity Management & Research LLC or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by Fidelity Management & Research LLC or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

•  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

FPRA

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Investment Option;

(2)  Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3)  FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

FILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to determine a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may make a telephone, mail, or internet request for a partial withdrawal. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $100,000. Limitations for online withdrawals may be lower. We reserve the right to change telephone and online withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

FPRA

FILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. FILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if FILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.  Loss of account ownership;

2.  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

1  The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

FPRA

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5)  Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Government Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO THE GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract), we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to a Designated Beneficiary, as defined by the Internal Revenue Code, if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over a period not extending beyond their life expectancy in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/ surviving Owner can not make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

FPRA

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. If after your Contract is issued there is a change in ownership resulting in a new oldest Owner, we reserve the right to reset the Annuity Date to be the first day of the calendar month following the new, oldest Owner's 90th birthday. You may change the Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner's 95th birthday. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/ Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a)  The guaranteed annuity income purchase rates set forth in your Contract; and

(b)  The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes.

•  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

•  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be

FPRA

responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

•  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor. If the contract is not reregistered prior to the applicable date, we may restrict activity in the account.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of

FPRA

not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

•  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

•  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

FPRA

•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the trustee to certify that the Beneficiaries of the trust are natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin.

However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

•  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

FPRA

•  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

•  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1)  if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2)  if distributed under an Annuity Income Option, or as systematic withdrawals under the Stretch Benefit Option described in Required Distributions on Death of Owner, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1)  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2)  if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2.

You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

•  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1)  is made on or after the taxpayer attains age 59 1/2;

(2)  is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3)  is attributable to the Owner's becoming disabled (as defined in the tax law);

(4)  is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

FPRA

(5)  is made under an immediate annuity contract (as defined in the tax law); or

(6)  satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

•  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

•  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

FPRA

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, any withdrawals (including surrenders), changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2.  Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries

FPRA

who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon request, pay any Beneficiary who has provided us with required tax withholding and/or any other forms we may require. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual's spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Company LLC ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

FPRA

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Government Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

FPRA

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

FPRA

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

FPRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.47	25.72	5,185,889
2019	19.07	22.47	5,443,204
2018	20.20	19.07	5,803,228
2017	17.77	20.20	5,762,301
2016	17.30	17.77	5,874,294
2015	17.33	17.30	6,233,604
2014	16.43	17.33	5,820,618
2013	14.25	16.43	4,901,101
2012	12.70	14.25	4,655,392
2011	13.09	12.70	4,632,726

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.88	27.92	2,761,348
2019	19.51	23.88	3,023,214
2018	21.20	19.51	3,292,256
2017	17.91	21.20	3,389,841
2016	17.54	17.91	3,582,434
2015	17.58	17.54	3,783,192
2014	16.66	17.58	3,132,324
2013	13.66	16.66	2,079,180
2012	11.86	13.66	1,650,660
2011	12.69	11.86	1,871,176

FPRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	28.69	35.02	44,358,360
2019	23.12	28.69	47,847,168
2018	24.22	23.12	47,422,405
2017	20.88	24.22	45,199,637
2016	19.53	20.88	41,829,092
2015	19.48	19.53	37,482,973
2014	17.72	19.48	28,478,045
2013	14.86	17.72	22,525,495
2012	12.96	14.86	16,113,790
2011	13.49	12.96	14,520,594

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.01	11.81	16,379,986
2019		10.19	11.01	9,421,308
2018	*	10.00	10.19	2,681,119

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.85	28.16	1,488,892
2019	15.72	20.85	1,506,390
2018	16.66	15.72	1,106,457
2017	16.39	16.66	1,170,167
2016	13.39	16.39	2,176,778
2015	13.12	13.39	823,962
2014	12.71	13.12	680,933
2013	10.50	12.71	748,972
2012	8.78	10.50	601,168
2011	8.98	8.78	382,670

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	37.29	50.58	1,794,859
2019	29.41	37.29	2,085,283
2018	29.83	29.41	2,496,510
2017	24.50	29.83	2,053,515
2016	23.36	24.50	2,422,974
2015	22.38	23.36	3,578,165
2014	20.47	22.38	1,886,144
2013	14.55	20.47	2,718,024
2012	12.01	14.55	1,034,262
2011	12.26	12.01	582,249

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	29.72	33.13	3,197,762
2019	22.61	29.72	3,812,445
2018	26.95	22.61	3,912,352
2017	23.60	26.95	5,147,796
2016	22.82	23.60	6,475,200
2015	20.91	22.82	4,894,398
2014	18.14	20.91	3,928,723
2013	14.94	18.14	4,297,781
2012	12.99	14.94	3,557,457
2011	12.05	12.99	1,819,333

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	33.28	43.32	21,293,469
2019	25.38	33.28	24,413,221
2018	27.21	25.38	26,868,634
2017	22.39	27.21	28,335,671
2016	20.80	22.39	30,317,587
2015	20.73	20.80	31,485,826
2014	18.58	20.73	30,477,718
2013	14.20	18.58	29,565,831
2012	12.24	14.20	27,836,841
2011	12.60	12.24	27,416,036

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.81	26.92	3,977,730
2019	18.51	22.81	4,489,176
2018	21.35	18.51	5,105,492
2017	20.02	21.35	5,344,837
2016	16.38	20.02	6,099,019
2015	16.75	16.38	5,599,152
2014	15.97	16.75	4,943,115
2013	11.59	15.97	5,717,623
2012	9.77	11.59	2,882,331
2011	9.92	9.77	2,699,282

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	35.32	47.05	1,459,928
2019	27.22	35.32	1,698,010
2018	28.73	27.22	1,946,092
2017	23.28	28.73	2,112,533
2016	22.70	23.28	2,583,692
2015	22.48	22.70	3,927,916
2014	20.34	22.48	3,353,683
2013	14.72	20.34	2,705,551
2012	12.05	14.72	1,461,418
2011	12.40	12.05	1,111,733

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.29	16.08	3,760,637
2019	9.52	12.29	3,642,122
2018	11.64	9.52	3,853,324
2017	7.92	11.64	5,085,203
2016	7.71	7.92	1,870,630
2015	8.59	7.71	1,636,216
2014	8.50	8.59	1,653,199
2013	8.21	8.50	1,758,457
2012	7.21	8.21	1,756,194
2011	9.15	7.21	2,251,236

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.42	8.99	3,308,652
2019	12.23	13.42	2,680,145
2018	16.27	12.23	3,440,426
2017	16.74	16.27	3,745,167
2016	12.55	16.74	5,151,020
2015	15.84	12.55	4,004,894
2014	18.18	15.84	3,497,106
2013	14.66	18.18	3,144,460
2012	14.01	14.66	3,542,312
2011	14.79	14.01	4,534,678

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	25.31	26.91	6,916,023
2019	19.92	25.31	7,569,537
2018	21.80	19.92	8,005,769
2017	19.37	21.80	8,902,559
2016	16.47	19.37	9,610,027
2015	17.21	16.47	8,946,205
2014	15.88	17.21	9,874,424
2013	12.44	15.88	10,271,453
2012	10.63	12.44	8,542,254
2011	10.57	10.63	8,592,085

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.59	12.30	2,196,893
2019		8.43	10.59	2,432,303
2018	*	10.00	8.43	1,355,873

*  Period from 06/08/18 to 12/31/18

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	16.68	16.75	2,605,447
2019	12.46	16.68	3,196,023
2018	14.83	12.46	4,207,084
2017	12.27	14.83	5,371,266
2016	10.38	12.27	4,638,440
2015	10.80	10.38	3,603,985
2014	9.78	10.80	3,213,299
2013	7.33	9.78	3,029,537
2012	5.73	7.33	2,048,981
2011	7.22	5.73	1,331,933

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.05	12.35	4,505,705
2019	11.10	12.05	7,521,241
2018	11.15	11.10	8,220,583
2017	10.78	11.15	5,839,121
2016	9.90	10.78	5,069,849
2015	9.93	9.90	4,276,003
2014	10.00	9.93	2,950,429

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	16.61	17.93	27,417,163
2019	15.08	16.61	26,374,995
2018	15.38	15.08	25,967,873
2017	14.36	15.38	27,361,280
2016	14.00	14.36	27,068,384
2015	14.04	14.00	26,421,374
2014	13.52	14.04	26,485,680
2013	12.83	13.52	24,518,470
2012	12.18	12.83	23,463,433
2011	11.94	12.18	19,405,310

FPRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.00	22.74	42,029,205
2019	17.00	20.00	44,073,596
2018	17.98	17.00	44,512,457
2017	15.75	17.98	44,745,225
2016	15.15	15.75	44,309,752
2015	15.17	15.15	44,463,260
2014	14.47	15.17	42,569,590
2013	12.62	14.47	39,144,256
2012	11.49	12.62	32,867,518
2011	11.57	11.49	29,435,891

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.31	22.18	35,900,758
2019	16.07	19.31	37,116,743
2018	17.22	16.07	37,335,219
2017	14.76	17.22	34,224,500
2016	14.12	14.76	32,620,290
2015	14.09	14.12	32,438,274
2014	13.40	14.09	28,643,253
2013	11.33	13.40	23,337,145
2012	10.18	11.33	16,986,450
2011	10.41	10.18	13,862,903

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.64	25.06	39,259,651
2019	17.68	21.64	41,734,678
2018	19.16	17.68	42,064,459
2017	16.11	19.16	41,780,892
2016	15.39	16.11	40,240,173
2015	15.35	15.39	39,792,321
2014	14.64	15.35	35,952,046
2013	12.05	14.64	30,720,781
2012	10.67	12.05	26,491,205
2011	11.02	10.67	26,083,771

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.67	26.56	12,015,781
2019	18.01	22.67	12,845,810
2018	19.81	18.01	13,319,257
2017	16.13	19.81	13,373,358
2016	15.31	16.13	12,979,113
2015	15.28	15.31	13,215,613
2014	14.55	15.28	11,785,521
2013	11.42	14.55	10,248,121
2012	10.04	11.42	8,773,679
2011	10.62	10.04	9,790,850

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	11.73	11.74	73,856,555
2019	11.53	11.73	71,660,814
2018	11.38	11.53	65,453,607
2017	11.33	11.38	47,048,324
2016	11.34	11.33	49,086,937
2015	11.37	11.34	45,559,797
2014	11.39	11.37	43,738,025
2013	11.42	11.39	45,967,464
2012	11.44	11.42	41,207,237
2011	11.46	11.44	45,466,765

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	38.14	54.70	5,846,528
2019	28.49	38.14	6,310,242
2018	28.63	28.49	7,092,577
2017	21.26	28.63	6,901,207
2016	21.16	21.26	5,932,294
2015	19.81	21.16	6,206,969
2014	17.86	19.81	5,657,451
2013	13.14	17.86	5,101,432
2012	11.50	13.14	5,175,602
2011	11.51	11.50	5,297,267

FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	30.18	32.44	3,178,289
2019	23.28	30.18	3,896,919
2018	25.66	23.28	4,258,599
2017	22.02	25.66	4,950,968
2016	19.04	22.02	5,055,808
2015	19.54	19.04	4,727,422
2014	17.75	19.54	5,138,320
2013	13.33	17.75	3,973,156
2012	11.28	13.33	2,405,657
2011	11.14	11.28	1,780,175

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	45.64	76.72	6,514,783
2019	32.51	45.64	6,718,745
2018	29.00	32.51	5,136,110
2017	21.63	29.00	4,316,352
2016	21.63	21.63	4,403,032
2015	20.55	21.63	6,633,556
2014	18.38	20.55	3,277,366
2013	13.37	18.38	3,533,282
2012	11.21	13.37	3,332,221
2011	11.00	11.21	2,823,974

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	54.71	66.30	5,871,537
2019	42.75	54.71	6,226,336
2018	39.79	42.75	7,561,920
2017	31.92	39.79	7,250,723
2016	35.75	31.92	8,526,182
2015	33.72	35.75	11,556,887
2014	25.47	33.72	10,098,772
2013	16.37	25.47	7,969,789
2012	13.60	16.37	4,041,322
2011	12.59	13.60	2,970,266

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.84	23.41	7,002,636
2019	19.92	22.84	8,273,256
2018	20.69	19.92	8,216,936
2017	19.40	20.69	9,432,563
2016	16.96	19.40	10,267,964
2015	17.66	16.96	9,927,232
2014	17.50	17.66	10,905,665
2013	16.56	17.50	11,853,032
2012	14.53	16.56	11,623,371
2011	14.03	14.53	8,551,314

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	33.82	39.89	35,367,021
2019	25.81	33.82	39,573,611
2018	27.09	25.81	40,428,600
2017	22.32	27.09	41,475,023
2016	20.00	22.32	39,114,810
2015	19.79	20.00	33,355,488
2014	17.47	19.79	27,983,349
2013	13.24	17.47	22,797,934
2012	11.45	13.24	16,934,828
2011	11.25	11.45	15,331,492

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	38.14	42.68	1,245,969
2019	29.85	38.14	1,574,648
2018	35.28	29.85	1,898,711
2017	29.46	35.28	2,271,353
2016	25.52	29.46	2,384,485
2015	26.10	25.52	1,999,396
2014	24.65	26.10	2,357,283
2013	17.68	24.65	2,734,807
2012	14.82	17.68	1,562,283
2011	15.59	14.82	1,854,224

FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.14	29.41	5,063,016
2019	18.17	24.14	5,541,119
2018	20.90	18.17	5,737,689
2017	15.37	20.90	6,064,123
2016	15.88	15.37	4,754,059
2015	15.43	15.88	4,888,730
2014	15.04	15.43	3,601,682
2013	12.41	15.04	3,047,331
2012	9.89	12.41	1,875,406
2011	11.34	9.89	1,556,115

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.47	11.56	5,574,031
2019		8.64	10.47	4,453,515
2018	*	10.00	8.64	1,931,128

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.77	19.38	24,970,835
2019	16.24	17.77	22,394,408
2018	16.38	16.24	20,054,512
2017	15.76	16.38	22,905,979
2016	15.08	15.76	22,541,728
2015	15.23	15.08	19,168,916
2014	14.42	15.23	17,840,165
2013	14.72	14.42	15,387,787
2012	13.95	14.72	20,720,825
2011	13.04	13.95	18,241,394

FPRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.69	21.82	859,463
2019	17.34	19.69	901,515
2018	17.92	17.34	872,896
2017	16.19	17.92	868,454
2016	15.47	16.19	774,603
2015	15.56	15.47	717,965
2014	14.96	15.56	841,183
2013	13.67	14.96	725,495
2012	12.50	13.67	617,170
2011	12.53	12.50	559,618

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.63	24.25	2,351,571
2019	18.67	21.63	2,430,922
2018	19.51	18.67	2,330,688
2017	17.30	19.51	2,601,085
2016	16.47	17.30	2,647,632
2015	16.57	16.47	2,715,785
2014	15.88	16.57	2,791,338
2013	14.04	15.88	2,750,794
2012	12.59	14.04	2,809,294
2011	12.66	12.59	2,840,318

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.69	25.73	3,050,745
2019	19.24	22.69	3,380,452
2018	20.31	19.24	3,654,423
2017	17.70	20.31	3,942,793
2016	16.77	17.70	4,108,050
2015	16.87	16.77	4,238,479
2014	16.16	16.87	4,403,052
2013	14.17	16.16	4,379,172
2012	12.67	14.17	4,068,644
2011	12.75	12.67	3,978,615

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.20	26.60	5,369,789
2019	19.36	23.20	6,282,655
2018	20.64	19.36	6,647,091
2017	17.75	20.64	7,065,225
2016	16.78	17.75	7,269,057
2015	16.88	16.78	7,547,298
2014	16.16	16.88	7,718,068
2013	13.97	16.16	6,880,585
2012	12.36	13.97	6,117,316
2011	12.53	12.36	5,658,625

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.74	28.60	6,365,439
2019	20.37	24.74	6,754,393
2018	21.86	20.37	6,667,850
2017	18.60	21.86	6,571,189
2016	17.57	18.60	6,078,771
2015	17.67	17.57	6,031,490
2014	16.87	17.67	5,082,831
2013	14.10	16.87	4,389,765
2012	12.28	14.10	3,394,264
2011	12.60	12.28	2,880,389

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	25.27	29.44	7,709,989
2019	20.36	25.27	7,816,426
2018	22.15	20.36	7,505,232
2017	18.37	22.15	7,045,317
2016	17.29	18.37	6,380,441
2015	17.39	17.29	6,193,969
2014	16.63	17.39	5,518,526
2013	13.70	16.63	4,747,244
2012	11.89	13.70	3,647,478
2011	12.26	11.89	3,169,791
FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.97	19.78	2,755,788
2019	16.08	17.97	2,887,131
2018	16.45	16.08	2,795,487
2017	15.21	16.45	3,088,125
2016	14.60	15.21	3,031,994
2015	14.69	14.60	3,002,336
2014	14.19	14.69	2,821,693
2013	13.49	14.19	2,695,871
2012	12.70	13.49	1,994,868
2011	12.53	12.70	1,629,562

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.07	24.31	827,624
2019	17.77	20.07	794,258
2018	23.33	17.77	1,045,018
2017	18.56	23.33	1,475,661
2016	16.61	18.56	1,285,924
2015	18.31	16.61	1,101,036
2014	18.30	18.31	1,386,252
2013	15.03	18.30	1,512,655
2012	12.55	15.03	1,832,389
2011	13.72	12.55	2,079,291

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	30.39	35.80	6,929,191
2019	24.70	30.39	8,436,105
2018	29.00	24.70	9,715,852
2017	24.08	29.00	10,611,722
2016	21.53	24.08	11,366,210
2015	21.90	21.53	12,061,237
2014	20.68	21.90	11,538,524
2013	15.23	20.68	11,972,100
2012	13.31	15.23	11,610,782
2011	14.94	13.31	13,346,588

FPRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.71	22.71	4,853,077
2019	15.47	19.71	5,768,820
2018	18.22	15.47	6,597,225
2017	14.03	18.22	8,054,057
2016	14.83	14.03	6,802,011
2015	14.36	14.83	7,150,843
2014	15.68	14.36	6,161,379
2013	12.05	15.68	6,366,180
2012	10.02	12.05	5,952,246
2011	12.14	10.02	6,706,640

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.11	25.26	2,687,990
2019	22.07	27.11	3,189,709
2018	23.62	22.07	3,179,840
2017	22.77	23.62	3,696,828
2016	21.61	22.77	4,811,507
2015	20.90	21.61	4,842,104
2014	16.12	20.90	4,833,786
2013	15.87	16.12	4,162,632
2012	13.44	15.87	4,267,723
2011	12.47	13.44	3,039,740

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.07	22.60	17,383,685
2019	19.05	21.07	19,707,749
2018	19.61	19.05	21,366,390
2017	18.24	19.61	24,663,519
2016	16.90	18.24	24,355,369
2015	17.23	16.90	25,789,294
2014	16.68	17.23	27,653,942
2013	16.68	16.68	27,839,352
2012	15.13	16.68	32,932,829
2011	14.51	15.13	27,119,466

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	59.85	98.37	5,438,598
2019	39.67	59.85	5,274,361
2018	43.08	39.67	5,654,743
2017	28.68	43.08	5,735,322
2016	25.82	28.68	4,226,141
2015	24.40	25.82	4,289,511
2014	21.87	24.40	3,399,240
2013	17.16	21.87	2,745,231
2012	14.64	17.16	2,799,477
2011	16.30	14.64	2,836,042

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.74	14.09	7,700,044
2019		9.00	11.74	6,379,632
2018	*	10.00	9.00	3,591,773

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	36.22	36.03	1,982,050
2019	29.48	36.22	3,072,749
2018	27.20	29.48	2,503,265
2017	23.14	27.20	2,191,361
2016	20.35	23.14	2,400,832
2015	22.87	20.35	1,610,146
2014	18.85	22.87	2,162,429
2013	15.62	18.85	1,526,350
2012	14.59	15.62	1,525,814
2011	12.93	14.59	1,700,910

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	26.29	27.85	2,237,049
2019	19.96	26.29	2,812,858
2018	23.24	19.96	3,022,618
2017	20.17	23.24	3,209,756
2016	18.07	20.17	3,695,909
2015	18.26	18.07	3,633,429
2014	16.45	18.26	3,246,112
2013	12.45	16.45	2,496,044
2012	10.33	12.45	1,709,451
2011	10.63	10.33	1,877,102

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	26.78	28.92	1,885,369
2019	20.00	26.78	1,496,003
2018	24.26	20.00	1,525,587
2017	20.39	24.26	1,831,040
2016	18.66	20.39	2,247,442
2015	19.30	18.66	2,722,604
2014	18.14	19.30	2,187,624
2013	13.94	18.14	2,735,274
2012	10.98	13.94	2,676,668
2011	12.09	10.98	2,338,143

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		14.91	17.97	5,339,473
2019		12.69	14.91	6,194,711
2018		13.75	12.69	7,099,188
2017		12.12	13.75	8,097,083
2016		11.69	12.12	8,254,804
2015		11.82	11.69	9,736,562
2014		11.62	11.82	9,776,829
2013		10.17	11.62	7,945,272
2012	*	9.90	10.17	2,782,600

*  Period from 4/30/2012 to 12/31/2012

FPRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.91	11.29	4,321,877
2019		10.39	10.91	2,682,235
2018		10.38	10.39	2,488,726
2017		10.27	10.38	3,006,418
2016		10.23	10.27	3,884,347
2015		10.20	10.23	3,057,336
2014		9.89	10.20	2,035,357
2013		10.15	9.89	1,676,226
2012	*	10.05	10.15	2,588,018

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.45	10.82	2,698,193
2019		11.25	11.45	3,394,234
2018		11.07	11.25	3,993,067
2017		10.88	11.07	4,589,691
2016		10.60	10.88	4,865,791
2015		11.10	10.60	5,949,978
2014		10.93	11.10	6,783,230
2013		10.78	10.93	5,931,728
2012	*	10.00	10.78	2,718,672

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	15.16	17.12	421,570
2019	12.14	15.16	513,586
2018	14.37	12.14	636,325
2017	11.72	14.37	664,564
2016	11.00	11.72	654,818
2015	11.19	11.00	662,608
2014	11.14	11.19	673,331
2013	9.12	11.14	730,192
2012	8.03	9.12	541,960
2011	9.04	8.03	687,120

FPRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.60	17.38	1,577,222
2019	14.91	17.60	1,996,449
2018	18.30	14.91	2,415,933
2017	14.32	18.30	3,013,686
2016	11.85	14.32	3,127,860
2015	14.83	11.85	3,290,813
2014	15.55	14.83	3,892,901
2013	15.75	15.55	4,398,498
2012	12.90	15.75	4,879,719
2011	15.74	12.90	5,348,329

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.55	21.63	1,621,729
2019	18.03	20.55	2,037,395
2018	19.42	18.03	2,214,911
2017	17.75	19.42	2,678,595
2016	16.09	17.75	2,917,389
2015	16.32	16.09	3,143,915
2014	15.89	16.32	3,830,804
2013	17.46	15.89	4,622,592
2012	14.84	17.46	6,691,845
2011	13.90	14.84	4,044,461

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	15.72	17.95	913,371
2019	13.18	15.72	1,142,293
2018	16.01	13.18	1,214,662
2017	11.88	16.01	1,434,451
2016	11.16	11.88	1,398,623
2015	12.53	11.16	1,371,681
2014	13.15	12.53	1,617,138
2013	13.32	13.15	2,035,444
2012	11.13	13.32	2,379,173
2011	13.65	11.13	2,812,884

FPRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	15.47	17.12	495,938
2019	13.17	15.47	587,986
2018	14.12	13.17	662,474
2017	12.19	14.12	756,274
2016	11.58	12.19	905,912
2015	12.40	11.58	1,055,579
2014	12.17	12.40	1,293,115
2013	10.52	12.17	1,026,726
2012	9.27	10.52	979,330
2011	9.64	9.27	1,130,061

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		5.83	5.90	1,080,719
2019		5.25	5.83	904,506
2018		6.13	5.25	1,094,535
2017		6.01	6.13	1,167,683
2016		5.24	6.01	1,274,768
2015		7.07	5.24	964,357
2014		8.68	7.07	946,436
2013		10.20	8.68	949,914
2012	*	10.01	10.20	846,293

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.10	12.43	13,483,643
2019	11.66	12.10	12,615,049
2018	11.65	11.66	13,116,807
2017	11.52	11.65	14,735,313
2016	11.39	11.52	16,286,933
2015	11.38	11.39	16,623,994
2014	11.32	11.38	18,194,847
2013	11.36	11.32	20,154,363
2012	10.76	11.36	21,315,779
2011	10.67	10.76	17,433,769

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.88	15.47	4,803,304
2019	12.83	13.88	4,585,286
2018	13.15	12.83	5,142,122
2017	12.72	13.15	5,767,904
2016	12.13	12.72	6,211,673
2015	12.49	12.13	6,584,270
2014	12.15	12.49	7,955,388
2013	13.42	12.15	10,374,566
2012	12.37	13.42	18,226,896
2011	11.10	12.37	12,793,349

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	14.46	15.67	16,313,218
2019	13.38	14.46	17,022,811
2018	13.49	13.38	17,910,288
2017	12.89	13.49	19,984,152
2016	12.58	12.89	20,826,170
2015	12.56	12.58	20,364,636
2014	12.07	12.56	21,086,325
2013	12.35	12.07	25,210,059
2012	11.29	12.35	30,949,235
2011	10.93	11.29	20,457,985

Any Subaccounts that were not part of the Variable Account in 2020 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.10	31.02	471,375
2019	23.00	27.10	529,941
2018	24.37	23.00	547,831
2017	21.44	24.37	482,026
2016	20.86	21.44	586,912
2015	20.90	20.86	630,192
2014	19.82	20.90	705,542
2013	17.18	19.82	678,977
2012	15.32	17.18	751,065
2011	15.79	15.32	924,419

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	31.78	37.15	162,005
2019	25.97	31.78	165,563
2018	28.21	25.97	180,219
2017	23.83	28.21	178,986
2016	23.34	23.83	216,596
2015	23.40	23.34	247,379
2014	22.17	23.40	249,469
2013	18.17	22.17	244,523
2012	15.79	18.17	218,115
2011	16.88	15.79	269,460

FPRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	39.53	48.24	1,856,956
2019	31.86	39.53	2,090,980
2018	33.37	31.86	2,331,348
2017	28.77	33.37	2,474,782
2016	26.91	28.77	2,514,199
2015	26.83	26.91	2,679,975
2014	24.41	26.83	2,465,327
2013	20.47	24.41	2,253,483
2012	17.85	20.47	1,854,441
2011	18.58	17.85	1,986,528

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at			Accumulation Unit Value at	Number of Accumulation Units at
Beginning of Period			End of Period	End of Period
2020		11.01	11.81	1,018,566
2019		10.19	11.01	529,444
2018	*	10.00	10.19	245,952

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at		Accumulation Unit Value at	Number of Accumulation Units at
Beginning of Period		End of Period	End of Period
2020	50.57	68.31	61,260
2019	38.13	50.57	64,815
2018	40.41	38.13	55,675
2017	39.76	40.41	51,536
2016	32.49	39.76	147,439
2015	31.82	32.49	49,359
2014	30.82	31.82	30,731
2013	25.48	30.82	49,908
2012	21.28	25.48	53,576
2011	21.78	21.28	26,750

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	67.41	91.45	83,448
2019	53.16	67.41	113,941
2018	53.92	53.16	148,223
2017	44.28	53.92	120,188
2016	42.23	44.28	178,763
2015	40.45	42.23	242,159
2014	37.01	40.45	164,688
2013	26.30	37.01	295,138
2012	21.71	26.30	98,468
2011	22.16	21.71	60,865

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	37.18	41.46	183,447
2019	28.29	37.18	254,858
2018	33.73	28.29	258,694
2017	29.53	33.73	400,632
2016	28.55	29.53	583,110
2015	26.16	28.55	474,716
2014	22.71	26.16	438,464
2013	18.69	22.71	489,545
2012	16.25	18.69	433,839
2011	15.07	16.25	338,385

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	47.95	62.41	1,654,896
2019	36.56	47.95	2,021,247
2018	39.20	36.56	2,293,869
2017	32.26	39.20	2,557,381
2016	29.97	32.26	2,835,191
2015	29.87	29.97	3,159,257
2014	26.77	29.87	3,277,034
2013	20.46	26.77	3,388,918
2012	17.63	20.46	3,240,377
2011	18.15	17.63	3,576,199

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	42.31	49.94	235,128
2019	34.33	42.31	266,879
2018	39.60	34.33	334,749
2017	37.13	39.60	385,905
2016	30.38	37.13	437,980
2015	31.08	30.38	425,956
2014	29.63	31.08	451,117
2013	21.50	29.63	558,879
2012	18.12	21.50	371,891
2011	18.41	18.12	453,166

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	53.36	71.08	80,303
2019	41.13	53.36	92,421
2018	43.40	41.13	109,534
2017	35.16	43.40	130,000
2016	34.29	35.16	166,130
2015	33.96	34.29	289,020
2014	30.73	33.96	274,247
2013	22.24	30.73	266,799
2012	18.20	22.24	165,546
2011	18.74	18.20	159,257

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	32.78	42.88	135,136
2019	25.40	32.78	168,838
2018	31.06	25.40	186,792
2017	21.14	31.06	263,610
2016	20.56	21.14	139,414
2015	22.92	20.56	133,183
2014	22.68	22.92	156,380
2013	21.89	22.68	195,080
2012	19.22	21.89	267,339
2011	24.41	19.22	326,722

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.86	11.97	184,338
2019	16.28	17.86	176,582
2018	21.66	16.28	248,002
2017	22.29	21.66	253,977
2016	16.71	22.29	363,380
2015	21.09	16.71	342,517
2014	24.21	21.09	344,921
2013	19.51	24.21	355,007
2012	18.64	19.51	399,682
2011	19.69	18.64	546,257

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	41.79	44.42	337,523
2019	32.90	41.79	449,585
2018	35.99	32.90	495,687
2017	31.98	35.99	592,962
2016	27.20	31.98	688,808
2015	28.41	27.20	687,663
2014	26.22	28.41	794,703
2013	20.53	26.22	885,181
2012	17.56	20.53	755,016
2011	17.44	17.56	765,009

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.59	12.30	118,508
2019		8.43	10.59	161,267
2018	*	10.00	8.43	149,137

*  Period from 06/08/18 to 12/31/18

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	41.88	42.04	91,435
2019	31.27	41.88	134,019
2018	37.24	31.27	197,284
2017	30.81	37.24	257,743
2016	26.06	30.81	230,489
2015	27.12	26.06	193,333
2014	24.55	27.12	195,110
2013	18.40	24.55	218,198
2012	14.37	18.40	114,006
2011	18.12	14.37	94,839

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.05	12.35	398,528
2019	11.10	12.05	731,102
2018	11.15	11.10	870,968
2017	10.78	11.15	671,368
2016	9.90	10.78	441,469
2015	9.93	9.90	406,058
2014	10.00	9.93	332,558

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.22	18.58	3,262,329
2019	15.63	17.22	3,417,963
2018	15.94	15.63	3,669,610
2017	14.88	15.94	3,977,854
2016	14.51	14.88	4,377,271
2015	14.55	14.51	4,795,588
2014	14.01	14.55	5,347,207
2013	13.30	14.01	6,099,824
2012	12.63	13.30	7,150,686
2011	12.37	12.63	7,208,941

FPRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.98	28.40	4,160,600
2019	21.24	24.98	4,783,914
2018	22.47	21.24	5,066,936
2017	19.68	22.47	5,471,783
2016	18.93	19.68	6,087,632
2015	18.95	18.93	6,774,401
2014	18.07	18.95	7,392,703
2013	15.77	18.07	7,687,517
2012	14.36	15.77	7,519,285
2011	14.45	14.36	7,892,202

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	28.40	32.61	2,310,820
2019	23.63	28.40	2,681,618
2018	25.32	23.63	2,872,765
2017	21.70	25.32	3,143,963
2016	20.76	21.70	3,338,726
2015	20.72	20.76	3,643,868
2014	19.71	20.72	4,046,212
2013	16.66	19.71	4,210,047
2012	14.97	16.66	4,148,743
2011	15.31	14.97	4,098,681

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	31.03	35.93	2,700,822
2019	25.36	31.03	3,175,387
2018	27.48	25.36	3,526,232
2017	23.11	27.48	3,568,496
2016	22.07	23.11	3,998,377
2015	22.02	22.07	4,419,450
2014	20.99	22.02	4,492,085
2013	17.29	20.99	4,503,303
2012	15.31	17.29	4,709,415
2011	15.80	15.31	5,044,629

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	36.17	42.38	666,502
2019	28.73	36.17	773,764
2018	31.61	28.73	874,261
2017	25.74	31.61	946,935
2016	24.42	25.74	1,009,011
2015	24.39	24.42	1,126,465
2014	23.22	24.39	1,330,881
2013	18.22	23.22	1,364,913
2012	16.01	18.22	1,195,043
2011	16.95	16.01	1,281,344

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	10.29	10.29	8,095,652
2019	10.11	10.29	7,618,861
2018	9.98	10.11	8,205,914
2017	9.94	9.98	5,944,762
2016	9.94	9.94	6,887,899
2015	9.97	9.94	6,689,987
2014	9.99	9.97	5,754,614
2013	10.01	9.99	7,072,885
2012	10.03	10.01	6,235,896
2011	10.04	10.03	8,244,096

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	59.02	84.64	273,266
2019	44.09	59.02	286,924
2018	44.30	44.09	344,430
2017	32.89	44.30	396,412
2016	32.74	32.89	337,041
2015	30.65	32.74	396,328
2014	27.63	30.65	413,672
2013	20.34	27.63	397,924
2012	17.79	20.34	455,729
2011	17.81	17.79	499,221

FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	44.37	47.69	185,684
2019	34.22	44.37	237,583
2018	37.72	34.22	291,755
2017	32.37	37.72	358,667
2016	27.99	32.37	396,529
2015	28.72	27.99	419,975
2014	26.10	28.72	504,375
2013	19.60	26.10	480,783
2012	16.58	19.60	290,021
2011	16.38	16.58	232,898

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	84.50	142.05	262,615
2019	60.20	84.50	291,981
2018	53.70	60.20	237,175
2017	40.06	53.70	181,745
2016	40.06	40.06	194,827
2015	38.05	40.06	345,262
2014	34.03	38.05	210,080
2013	24.76	34.03	248,716
2012	20.77	24.76	278,998
2011	20.37	20.77	263,058

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	76.73	92.98	390,596
2019	59.96	76.73	458,715
2018	55.80	59.96	561,125
2017	44.76	55.80	559,171
2016	50.14	44.76	702,807
2015	47.29	50.14	1,047,318
2014	35.72	47.29	1,120,742
2013	22.95	35.72	941,019
2012	19.07	22.95	541,174
2011	17.66	19.07	391,926

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.32	27.99	776,515
2019	23.83	27.32	861,381
2018	24.75	23.83	965,211
2017	23.20	24.75	1,098,045
2016	20.29	23.20	1,259,628
2015	21.12	20.29	1,347,386
2014	20.93	21.12	1,670,489
2013	19.81	20.93	1,973,933
2012	17.38	19.81	2,160,853
2011	16.78	17.38	1,933,580

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	49.27	58.11	1,948,308
2019	37.61	49.27	2,357,876
2018	39.47	37.61	2,585,836
2017	32.51	39.47	2,846,485
2016	29.14	32.51	2,921,209
2015	28.83	29.14	2,623,612
2014	25.45	28.83	2,554,507
2013	19.29	25.45	2,553,210
2012	16.68	19.29	1,981,880
2011	16.39	16.68	2,069,488

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	52.90	59.21	83,202
2019	41.41	52.90	114,887
2018	48.94	41.41	140,433
2017	40.87	48.94	179,451
2016	35.40	40.87	218,780
2015	36.20	35.40	173,865
2014	34.19	36.20	226,835
2013	24.53	34.19	262,551
2012	20.55	24.53	141,286
2011	21.62	20.55	192,356
FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	48.63	59.25	166,754
2019	36.61	48.63	216,451
2018	42.10	36.61	188,262
2017	30.96	42.10	248,494
2016	32.00	30.96	199,168
2015	31.09	32.00	222,071
2014	30.29	31.09	200,619
2013	24.99	30.29	207,577
2012	19.92	24.99	135,929
2011	22.85	19.92	113,519

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.47	11.56	347,661
2019		8.64	10.47	296,721
2018	*	10.00	8.64	252,288

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.59	19.18	2,843,654
2019	16.08	17.59	2,851,278
2018	16.21	16.08	2,871,508
2017	15.60	16.21	3,457,605
2016	14.93	15.60	3,666,796
2015	15.07	14.93	3,416,149
2014	14.28	15.07	3,691,543
2013	14.57	14.28	3,607,979
2012	13.80	14.57	5,613,950
2011	12.90	13.80	5,904,416

FPRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.32	25.83	100,995
2019	20.52	23.32	114,755
2018	21.22	20.52	111,691
2017	19.17	21.22	118,026
2016	18.31	19.17	118,334
2015	18.42	18.31	157,508
2014	17.71	18.42	173,555
2013	16.18	17.71	176,446
2012	14.80	16.18	130,886
2011	14.83	14.80	99,294

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	26.10	29.27	116,122
2019	22.54	26.10	134,847
2018	23.55	22.54	167,174
2017	20.88	23.55	203,115
2016	19.88	20.88	209,112
2015	20.00	19.88	256,165
2014	19.17	20.00	282,587
2013	16.95	19.17	303,842
2012	15.19	16.95	295,121
2011	15.29	15.19	383,022

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.62	31.32	351,807
2019	23.42	27.62	351,477
2018	24.72	23.42	403,271
2017	21.55	24.72	429,260
2016	20.41	21.55	427,627
2015	20.54	20.41	440,527
2014	19.67	20.54	517,589
2013	17.25	19.67	529,592
2012	15.42	17.25	563,794
2011	15.51	15.42	573,382

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	30.39	34.85	435,935
2019	25.36	30.39	528,293
2018	27.03	25.36	556,056
2017	23.25	27.03	602,825
2016	21.99	23.25	841,779
2015	22.12	21.99	806,518
2014	21.17	22.12	860,350
2013	18.30	21.17	897,683
2012	16.19	18.30	876,980
2011	16.42	16.19	867,010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	33.11	38.27	462,655
2019	27.26	33.11	480.574
2018	29.25	27.26	537,634
2017	24.89	29.25	569,658
2016	23.51	24.89	639,696
2015	23.65	23.51	679,829
2014	22.57	23.65	706,323
2013	18.86	22.57	719,710
2012	16.44	18.86	634,837
2011	16.86	16.44	601,202

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	35.70	41.60	382,441
2019	28.76	35.70	441,066
2018	31.30	28.76	483,811
2017	25.95	31.30	515,771
2016	24.43	25.95	514,640
2015	24.56	24.43	530,606
2014	23.49	24.56	545,352
2013	19.35	23.49	573,691
2012	16.79	19.35	514,707
2011	17.32	16.79	515,834

FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.43	20.30	136,105
2019	16.50	18.43	139,710
2018	16.88	16.50	177,413
2017	15.60	16.88	190,024
2016	14.98	15.60	214,452
2015	15.07	14.98	233,978
2014	14.56	15.07	274,821
2013	13.84	14.56	345,570
2012	13.03	13.84	305,983
2011	12.86	13.03	325,591

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	40.68	49.29	42,819
2019	36.03	40.68	55,961
2018	47.31	36.03	82,883
2017	37.64	47.31	108,038
2016	33.67	37.64	100,282
2015	37.13	33.67	118,256
2014	37.11	37.13	162,020
2013	30.47	37.11	170,969
2012	25.44	30.47	209,204
2011	27.81	25.44	256,389

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	42.32	49.97	552,350
2019	34.48	42.32	698,950
2018	40.48	34.48	836,134
2017	33.61	40.48	980,847
2016	30.05	33.61	1,083,373
2015	30.58	30.05	1,182,187
2014	28.86	30.58	1,295,129
2013	21.26	28.86	1,418,258
2012	18.58	21.26	1,450,824
2011	20.85	18.58	1,759,453

FPRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	26.82	30.89	336,100
2019	21.05	26.82	431,047
2018	24.79	21.05	96,099
2017	19.09	24.79	684,711
2016	20.18	19.09	598,771
2015	19.54	20.18	696,430
2014	21.33	19.54	674,359
2013	16.40	21.33	768,094
2012	13.63	16.40	716,319
2011	16.52	13.63	894,839

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	57.82	53.86	127,290
2019	47.07	57.82	173,379
2018	50.38	47.07	174,358
2017	48.57	50.38	224,485
2016	46.09	48.57	325,013
2015	44.58	46.09	352,115
2014	34.37	44.58	418,738
2013	33.85	34.37	418,686
2012	28.65	33.85	517,586
2011	26.59	28.65	401,220

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.79	23.37	3,324,388
2019	19.70	21.79	4,002,870
2018	20.28	19.70	4,355,287
2017	18.86	20.28	4,928,461
2016	17.48	18.86	5,299,122
2015	17.82	17.48	5,870,870
2014	17.25	17.82	6,802,825
2013	17.24	17.25	7,570,822
2012	15.64	17.24	9,537,467
2011	15.00	15.64	9,824,792

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	106.76	175.47	277,246
2019	70.76	106.76	318,479
2018	76.84	70.76	357,588
2017	51.15	76.84	428,062
2016	46.06	51.15	367,109
2015	43.53	46.06	368,882
2014	39.01	43.53	360,890
2013	30.62	39.01	299,352
2012	26.12	30.62	286,308
2011	29.07	26.12	331,636

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.74	14.09	534,922
2019		9.00	11.74	563,394
2018	*	10.00	9.00	441,740

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	36.90	36.71	179,380
2019	30.04	36.90	299,919
2018	27.72	30.04	264,295
2017	23.58	27.72	233,697
2016	20.73	23.58	259,369
2015	23.30	20.73	228,109
2014	19.20	23.30	325,406
2013	15.92	19.20	246,727
2012	14.86	15.92	278,901
2011	13.17	14.86	427,047

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	50.88	53.90	97,703
2019	38.64	50.88	136,012
2018	44.98	38.64	145,104
2017	39.03	44.98	185,705
2016	34.98	39.03	220,920
2015	35.33	34.98	232,694
2014	31.83	35.33	205,337
2013	24.10	31.83	200,149
2012	19.99	24.10	171,506
2011	20.58	19.99	187,824

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	56.01	60.49	73,967
2019	41.82	56.01	59,258
2018	50.74	41.82	59,608
2017	42.64	50.74	78,630
2016	39.02	42.64	107,036
2015	40.36	39.02	121,424
2014	37.93	40.36	123,867
2013	29.15	37.93	151,930
2012	22.97	29.15	177,496
2011	25.29	22.97	131,485

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		14.91	17.97	348,625
2019		12.69	14.91	404,767
2018		13.75	12.69	500,571
2017		12.12	13.75	517,265
2016		11.69	12.12	526,771
2015		11.82	11.69	753,610
2014		11.62	11.82	902,516
2013		10.17	11.62	859,930
2012	*	9.90	10.17	243,960

*  Period from 4/30/2012 to 12/31/2012

FPRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.91	11.29	420,931
2019		10.39	10.91	230,659
2018		10.38	10.39	226,079
2017		10.27	10.38	223,260
2016		10.23	10.27	394,676
2015		10.20	10.23	252,540
2014		9.89	10.20	187,982
2013		10.15	9.89	160,877
2012	*	10.05	10.15	381,225

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.45	10.82	185,993
2019		11.25	11.45	240,199
2018		11.07	11.25	278,212
2017		10.88	11.07	384,438
2016		10.60	10.88	344,191
2015		11.10	10.60	498,461
2014		10.93	11.10	699,204
2013		10.78	10.93	738,890
2012	*	10.00	10.78	499,054

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.32	27.46	17,583
2019	19.47	24.32	24,913
2018	23.05	19.47	27,518
2017	18.80	23.05	34,066
2016	17.65	18.80	24,727
2015	17.95	17.65	34,203
2014	17.87	17.95	37,013
2013	14.62	17.87	52,174
2012	12.89	14.62	63,745
2011	14.50	12.89	65,703

FPRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.75	27.39	146,018
2019	23.50	27.75	211,134
2018	28.84	23.50	243,475
2017	22.57	28.84	316,981
2016	18.68	22.57	389,012
2015	23.38	18.68	376,748
2014	24.51	23.38	489,156
2013	24.82	24.51	589,110
2012	20.34	24.82	702,833
2011	24.80	20.34	797,844

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.32	24.55	308,307
2019	20.46	23.32	372,238
2018	22.04	20.46	440,865
2017	20.14	22.04	545,962
2016	18.27	20.14	623,500
2015	18.52	18.27	683,916
2014	18.04	18.52	879,820
2013	19.82	18.04	1,074,332
2012	16.84	19.82	1,677,124
2011	15.77	16.84	1,484,986

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.21	31.07	57,350
2019	22.81	27.21	64,635
2018	27.71	22.81	62,750
2017	20.57	27.71	73,597
2016	19.32	20.57	72,972
2015	21.68	19.32	83,782
2014	22.76	21.68	112,249
2013	23.05	22.76	133,493
2012	19.27	23.05	192,592
2011	23.62	19.27	252,332

FPRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	26.35	29.15	45,844
2019	22.43	26.35	53,104
2018	24.05	22.43	62,212
2017	20.76	24.05	76,276
2016	19.72	20.76	86,266
2015	21.12	19.72	128,363
2014	20.72	21.12	176,780
2013	17.92	20.72	159,478
2012	15.78	17.92	132,360
2011	16.42	15.78	171,283

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		5.83	5.90	65,104
2019		5.25	5.83	65,127
2018		6.13	5.25	186,959
2017		6.01	6.13	120,086
2016		5.24	6.01	110,867
2015		7.07	5.24	84,807
2014		8.68	7.07	100,143
2013		10.20	8.68	130,231
2012	*	10.01	10.20	102,745

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.09	12.42	2,703,297
2019	11.65	12.09	3,015,496
2018	11.64	11.65	3,403,514
2017	11.51	11.64	4,062,489
2016	11.38	11.51	4,443,845
2015	11.37	11.38	4,753,055
2014	11.31	11.37	5,558,760
2013	11.35	11.31	6,600,975
2012	10.75	11.35	7,990,946
2011	10.66	10.75	9,243,230

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.87	15.45	1,358,127
2019	12.82	13.87	1,481,167
2018	13.14	12.82	1,680,493
2017	12.71	13.14	1,880,374
2016	12.11	12.71	2,108,083
2015	12.48	12.11	2,328,890
2014	12.14	12.48	2,715,113
2013	13.40	12.14	3,575,437
2012	12.36	13.40	6,632,051
2011	11.09	12.36	6,565,338

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	14.45	15.66	3,864,638
2019	13.37	14.45	4,324,440
2018	13.47	13.37	4,745,980
2017	12.88	13.47	5,427,831
2016	12.57	12.88	6,113,107
2015	12.55	12.57	6,696,878
2014	12.06	12.55	7,381,351
2013	12.33	12.06	9,480,848
2012	11.28	12.33	13,577,340
2011	10.92	11.28	13,897,608

Any Subaccounts that were not part of the Variable Account in 2020 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values
Fidelity Investments Variable Annuity Account I
Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.30	22.13	3,535,903
2019	16.36	19.30	3,402,382
2018	17.31	16.36	3,434,077
2017	15.20	17.31	3,515,771
2016	14.77	15.20	2,901,987
2015	14.78	14.77	3,213,641
2014	13.99	14.78	2,917,705
2013	12.11	13.99	1,923,279
2012	10.78	12.11	1,668,587
2011	11.10	10.78	1,644,434

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	21.95	25.69	1,492,741
2019	17.90	21.95	1,552,044
2018	19.42	17.90	1,524,579
2017	16.38	19.42	1,547,690
2016	16.02	16.38	1,345,145
2015	16.04	16.02	1,719,054
2014	15.17	16.04	1,257,354
2013	12.42	15.17	904,243
2012	10.77	12.42	595,425
2011	11.50	10.77	547,476

FPRA

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.93	30.48	27,247,506
2019	20.07	24.93	24,172,487
2018	20.98	20.07	21,804,814
2017	18.06	20.98	19,033,900
2016	16.87	18.06	16,054,825
2015	16.80	16.87	14,526,318
2014	15.26	16.80	11,418,815
2013	12.78	15.26	8,061,135
2012	11.13	12.78	4,322,151
2011	11.57	11.13	3,461,055

Fidelity VIP Bond Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.04	11.86	18,389,778
2019		10.19	11.04	8,666,638
2018	*	10.00	10.19	2,594,474

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Communication Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	26.91	36.40	1,293,169
2019	20.26	26.91	1,154,930
2018	21.43	20.26	800,902
2017	21.06	21.43	597,102
2016	17.18	21.06	1,229,965
2015	16.80	17.18	453,519
2014	16.25	16.80	253,168
2013	13.41	16.25	258,177
2012	11.19	13.41	226,020
2011	11.43	11.19	144,409

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	37.32	50.70	2,290,342
2019	29.38	37.32	2,008,162
2018	29.76	29.38	2,204,426
2017	24.40	29.76	1,544,989
2016	23.24	24.40	1,812,097
2015	22.23	23.24	2,443,991
2014	20.30	22.23	1,362,705
2013	14.41	20.30	1,595,938
2012	11.88	14.41	507,338
2011	12.10	11.88	425,609

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	28.00	31.26	2,967,302
2019	21.27	28.00	3,061,434
2018	25.32	21.27	2,861,680
2017	22.13	25.32	3,339,676
2016	21.37	22.13	3,885,237
2015	19.55	21.37	3,232,874
2014	16.94	19.55	2,635,613
2013	13.93	16.94	2,243,920
2012	12.09	13.93	1,456,382
2011	11.20	12.09	968,502

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	31.62	41.22	20,024,262
2019	24.07	31.62	18,783,647
2018	25.77	24.07	18,948,304
2017	21.18	25.77	18,459,814
2016	19.65	21.18	17,882,903
2015	19.55	19.65	18,016,989
2014	17.49	19.55	16,016,408
2013	13.35	17.49	14,220,324
2012	11.49	13.35	10,503,396
2011	11.81	11.49	8,880,828

FPRA

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	28.85	34.11	3,372,678
2019	23.38	28.85	3,411,970
2018	26.92	23.38	3,751,537
2017	25.21	26.92	3,676,447
2016	20.59	25.21	4,040,473
2015	21.03	20.59	3,385,178
2014	20.02	21.03	2,964,160
2013	14.51	20.02	3,090,296
2012	12.21	14.51	1,214,841
2011	12.39	12.21	1,194,782

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	33.81	45.10	1,598,352
2019	26.02	33.81	1,484,895
2018	27.42	26.02	1,673,598
2017	22.18	27.42	1,533,936
2016	21.59	22.18	1,769,779
2015	21.36	21.59	2,388,555
2014	19.29	21.36	2,090,916
2013	13.94	19.29	1,768,186
2012	11.39	13.94	649,521
2011	11.71	11.39	430,913

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	15.84	20.75	2,966,499
2019	12.25	15.84	2,386,088
2018	14.96	12.25	2,651,962
2017	10.17	14.96	3,670,158
2016	9.87	10.17	1,281,175
2015	10.99	9.87	1,039,545
2014	10.86	10.99	883,505
2013	10.46	10.86	704,553
2012	9.18	10.46	679,562
2011	11.63	9.18	552,207

FPRA

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.08	8.11	4,230,324
2019	10.99	12.08	2,783,489
2018	14.60	10.99	3,591,272
2017	15.00	14.60	3,097,953
2016	11.23	15.00	3,658,487
2015	14.16	11.23	3,010,890
2014	16.22	14.16	2,092,847
2013	13.06	16.22	1,902,797
2012	12.46	13.06	1,722,614
2011	13.14	12.46	1,834,995

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	28.40	30.24	5,323,634
2019	22.32	28.40	5,119,411
2018	24.39	22.32	5,185,809
2017	21.64	24.39	5,381,964
2016	18.37	21.64	5,494,081
2015	19.16	18.37	4,882,501
2014	17.66	19.16	5,261,669
2013	13.81	17.66	4,721,838
2012	11.79	13.81	3,334,547
2011	11.70	11.79	2,611,047

Fidelity VIP Extended Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.61	12.35	3,342,396
2019		8.44	10.61	2,975,413
2018	*	10.00	8.44	1,328,440

*  Period from 06/08/18 to 12/31/18

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	26.87	27.01	2,255,751
2019	20.03	26.87	2,426,266
2018	23.82	20.03	3,096,009
2017	19.68	23.82	3,511,019
2016	16.62	19.68	2,743,683
2015	17.27	16.62	2,304,111
2014	15.61	17.27	2,083,228
2013	11.68	15.61	1,227,734
2012	9.11	11.68	904,740
2011	11.47	9.11	354,380

Fidelity VIP Floating Rate High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.15	12.48	6,715,807
2019	11.17	12.15	10,063,525
2018	11.21	11.17	10,805,983
2017	10.82	11.21	7,353,803
2016	9.92	10.82	6,187,799
2015	9.94	9.92	4,752,227
2014	10.00	9.94	3,670,200

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	14.63	15.81	15,258,291
2019	13.26	14.63	12,447,010
2018	13.50	13.26	11,410,107
2017	12.59	13.50	11,854,432
2016	12.26	12.59	11,787,709
2015	12.27	12.26	12,278,357
2014	11.80	12.27	13,165,741
2013	11.18	11.80	11,025,579
2012	10.60	11.18	9,481,661
2011	10.37	10.60	6,581,274

FPRA

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.10	21.74	19,724,920
2019	16.21	19.10	18,576,855
2018	17.12	16.21	16,595,618
2017	14.97	17.12	16,413,926
2016	14.38	14.97	13,976,676
2015	14.38	14.38	14,239,784
2014	13.69	14.38	13,738,224
2013	11.93	13.69	12,364,747
2012	10.84	11.93	7,898,351
2011	10.90	10.84	6,534,348

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.88	24.01	16,184,317
2019	17.35	20.88	15,310,344
2018	18.56	17.35	14,165,126
2017	15.88	18.56	12,786,729
2016	15.17	15.88	11,272,109
2015	15.12	15.17	11,448,084
2014	14.36	15.12	9,860,473
2013	12.12	14.36	7,145,445
2012	10.87	12.12	5,144,727
2011	11.11	10.87	4,799,482

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.45	26.04	17,718,699
2019	18.32	22.45	17,446,103
2018	19.83	18.32	17,103,623
2017	16.65	19.83	15,851,838
2016	15.88	16.65	12,671,980
2015	15.82	15.88	12,612,292
2014	15.05	15.82	11,782,636
2013	12.38	15.05	9,968,411
2012	10.94	12.38	6,341,406
2011	11.28	10.94	5,431,233

FPRA

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	24.96	29.29	5,228,056
2019	19.79	24.96	5,149,218
2018	21.75	19.79	5,282,664
2017	17.68	21.75	4,517,734
2016	16.75	17.68	4,785,530
2015	16.70	16.75	4,925,343
2014	15.88	16.70	4,447,200
2013	12.44	15.88	3,866,078
2012	10.92	12.44	2,945,509
2011	11.54	10.92	3,671,065

Fidelity VIP Government Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	10.39	10.41	81,948,475
2019	10.20	10.39	74,143,748
2018	10.05	10.20	68,947,404
2017	9.99	10.05	47,491,741
2016	9.98	9.99	43,745,803
2015	9.99	9.98	34,480,408
2014	10.00	9.99	28,774,855
2013	10.01	10.00	31,390,447
2012	10.01	10.01	21,048,733
2011	10.01	10.01	19,159,498

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	41.07	58.99	5,616,195
2019	30.63	41.07	4,847,871
2018	30.74	30.63	4,914,740
2017	22.79	30.74	4,315,659
2016	22.65	22.79	3,362,713
2015	21.17	22.65	3,586,403
2014	19.06	21.17	3,096,645
2013	14.00	19.06	2,350,102
2012	12.23	14.00	1,680,390
2011	12.23	12.23	1,576,060
FPRA

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	32.54	35.03	2,241,020
2019	25.06	32.54	2,319,875
2018	27.59	25.06	2,481,459
2017	23.64	27.59	2,637,754
2016	20.40	23.64	2,704,429
2015	20.91	20.40	2,329,897
2014	18.97	20.91	2,587,856
2013	14.22	18.97	1,877,816
2012	12.02	14.22	853,511
2011	11.85	12.02	603,514

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	51.28	86.33	7,148,954
2019	36.48	51.28	5,232,664
2018	32.49	36.48	3,837,832
2017	24.20	32.49	2,759,614
2016	24.16	24.20	2,439,325
2015	22.92	24.16	3,822,416
2014	20.46	22.92	2,279,850
2013	14.87	20.46	1,984,611
2012	12.45	14.87	1,366,826
2011	12.20	12.45	1,073,476

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	52.69	63.95	6,547,144
2019	41.11	52.69	5,785,088
2018	38.20	41.11	6,414,977
2017	30.60	38.20	5,675,322
2016	34.23	30.60	5,976,085
2015	32.24	34.23	8,376,056
2014	24.31	32.24	6,731,893
2013	15.60	24.31	4,597,695
2012	12.94	15.60	1,713,984
2011	11.96	12.94	1,225,650

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.42	17.88	10,347,137
2019	15.17	17.42	10,747,201
2018	15.74	15.17	9,974,432
2017	14.73	15.74	10,782,520
2016	12.86	14.73	11,094,282
2015	13.37	12.86	10,532,422
2014	13.23	13.37	11,238,346
2013	12.50	13.23	12,181,574
2012	10.95	12.50	10,414,111
2011	10.56	10.95	7,276,636

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	35.30	41.70	36,091,350
2019	26.90	35.30	35,862,447
2018	28.20	26.90	33,801,267
2017	23.19	28.20	32,723,795
2016	20.75	23.19	28,889,195
2015	20.50	20.75	23,832,082
2014	18.07	20.50	20,086,046
2013	13.68	18.07	14,622,029
2012	11.81	13.68	8,403,582
2011	11.59	11.81	6,213,123

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	30.25	33.91	1,856,413
2019	23.64	30.25	1,907,556
2018	27.90	23.64	2,065,714
2017	23.27	27.90	2,326,093
2016	20.12	23.27	2,401,039
2015	20.55	20.12	1,888,813
2014	19.37	20.55	1,919,173
2013	13.88	19.37	2,093,763
2012	11.61	13.88	773,592
2011	12.20	11.61	789,323

FPRA

Fidelity VIP International Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	25.63	31.27	5,878,372
2019	19.27	25.63	5,679,645
2018	22.12	19.27	5,556,691
2017	16.24	22.12	5,498,071
2016	16.76	16.24	3,841,960
2015	16.26	16.76	3,940,360
2014	15.82	16.26	2,479,902
2013	13.03	15.82	1,807,929
2012	10.37	13.03	777,657
2011	11.88	10.37	490,430

Fidelity VIP International Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		10.49	11.61	6,419,676
2019		8.64	10.49	4,651,524
2018	*	10.00	8.64	2,250,666

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.78	15.05	29,683,748
2019	12.58	13.78	23,190,919
2018	12.66	12.58	18,586,410
2017	12.17	12.66	21,289,848
2016	11.63	12.17	19,106,557
2015	11.72	11.63	16,760,413
2014	11.09	11.72	15,128,878
2013	11.30	11.09	10,210,408
2012	10.69	11.30	13,371,276
2011	9.97	10.69	10,146,201

FPRA

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.19	19.08	643,647
2019	15.11	17.19	533,829
2018	15.60	15.11	521,759
2017	14.07	15.60	417,910
2016	13.42	14.07	143,790
2015	13.48	13.42	267,719
2014	12.94	13.48	264,711
2013	11.81	12.94	172,135
2012	10.78	11.81	151,552
2011	10.79	10.78	14,203

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.89	21.21	473,129
2019	16.29	18.89	283,843
2018	16.99	16.29	283,427
2017	15.05	16.99	332,196
2016	14.30	15.05	252,765
2015	14.36	14.30	282,069
2014	13.75	14.36	284,892
2013	12.14	13.75	462,536
2012	10.87	12.14	377,223
2011	10.91	10.87	425,880

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.75	22.43	684,655
2019	16.72	19.75	644,576
2018	17.62	16.72	596,276
2017	15.34	17.62	666,062
2016	14.51	15.34	546,790
2015	14.57	14.51	588,234
2014	13.94	14.57	567,520
2013	12.20	13.94	554,218
2012	10.90	12.20	351,103
2011	10.94	10.90	227,930

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.91	24.01	2,304,752
2019	17.42	20.91	2,016,082
2018	18.54	17.42	1,861,967
2017	15.93	18.54	1,996,593
2016	15.03	15.93	1,352,751
2015	15.10	15.03	1,529,580
2014	14.43	15.10	1,478,539
2013	12.46	14.43	862,575
2012	11.01	12.46	771,343
2011	11.14	11.01	794,445

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	22.49	26.04	2,464,118
2019	18.50	22.49	2,099,272
2018	19.81	18.50	2,110,908
2017	16.83	19.81	2,118,927
2016	15.88	16.83	1,413,873
2015	15.95	15.88	1,524,144
2014	15.20	15.95	1,452,779
2013	12.68	15.20	1,084,225
2012	11.03	12.68	577,683
2011	11.30	11.03	292,770

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.84	27.82	2,248,586
2019	19.18	23.84	1,950,671
2018	20.84	19.18	1,632,974
2017	17.25	20.84	1,294,912
2016	16.21	17.25	847,979
2015	16.28	16.21	893,584
2014	15.55	16.28	746,862
2013	12.78	15.55	674,558
2012	11.08	12.78	192,639
2011	11.41	11.08	111,731

FPRA

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	15.07	16.63	2,139,295
2019	13.47	15.07	1,761,967
2018	13.76	13.47	1,717,790
2017	12.70	13.76	1,213,064
2016	12.18	12.70	1,138,467
2015	12.24	12.18	1,106,743
2014	11.80	12.24	1,344,873
2013	11.20	11.80	1,078,747
2012	10.53	11.20	348,892
2011	10.38	10.53	320,517

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.76	22.76	966,553
2019	16.59	18.76	743,022
2018	21.75	16.59	921,921
2017	17.28	21.75	1,350,558
2016	15.43	17.28	1,161,227
2015	16.99	15.43	819,025
2014	16.96	16.99	995,379
2013	13.90	16.96	881,298
2012	11.59	13.90	841,634
2011	12.65	11.59	1,139,529

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.95	28.26	8,878,265
2019	19.44	23.95	9,560,245
2018	22.78	19.44	10,179,165
2017	18.89	22.78	10,205,805
2016	16.87	18.89	9,784,179
2015	17.13	16.87	9,824,098
2014	16.15	17.13	8,770,465
2013	11.88	16.15	7,766,265
2012	10.36	11.88	5,626,253
2011	11.62	10.36	5,778,480

FPRA

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.50	22.50	4,669,744
2019	15.28	19.50	4,847,440
2018	17.98	15.28	5,897,849
2017	13.82	17.98	6,414,750
2016	14.59	13.82	5,031,113
2015	14.10	14.59	5,283,154
2014	15.37	14.10	4,127,877
2013	11.80	15.37	4,059,008
2012	9.79	11.80	2,225,953
2011	11.85	9.79	2,146,816

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	23.93	22.33	2,749,085
2019	19.46	23.93	3,296,062
2018	20.79	19.46	2,997,110
2017	20.01	20.79	3,409,118
2016	18.96	20.01	4,178,836
2015	18.31	18.96	4,302,629
2014	14.10	18.31	4,367,461
2013	13.86	14.10	3,236,437
2012	11.72	13.86	2,544,554
2011	10.86	11.72	1,878,065

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	15.09	16.21	25,229,207
2019	13.62	15.09	26,082,657
2018	14.00	13.62	25,494,854
2017	13.01	14.00	29,021,151
2016	12.04	13.01	25,368,319
2015	12.25	12.04	25,262,496
2014	11.84	12.25	25,673,950
2013	11.82	11.84	23,480,874
2012	10.71	11.82	24,364,107
2011	10.25	10.71	17,772,701

FPRA

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	46.29	76.20	8,799,085
2019	30.64	46.29	6,958,926
2018	33.22	30.64	6,445,558
2017	22.08	33.22	6,347,677
2016	19.85	22.08	4,038,321
2015	18.73	19.85	4,682,866
2014	16.76	18.73	3,487,193
2013	13.14	16.76	2,328,432
2012	11.19	13.14	2,097,620
2011	12.44	11.19	1,840,583

Fidelity VIP Total Market Index Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.77	14.14	7,510,802
2019		9.01	11.77	5,509,009
2018	*	10.00	9.01	3,226,562

*  Period from 06/08/18 to 12/31/18

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	29.78	29.67	2,040,405
2019	24.21	29.78	2,541,073
2018	22.30	24.21	1,896,378
2017	18.94	22.30	1,387,154
2016	16.63	18.94	1,475,873
2015	18.66	16.63	902,075
2014	15.36	18.66	1,647,769
2013	12.71	15.36	870,902
2012	11.85	12.71	828,454
2011	10.49	11.85	983,632

FPRA

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	29.25	31.04	2,044,346
2019	22.18	29.25	2,063,865
2018	25.78	22.18	2,199,609
2017	22.34	25.78	2,114,508
2016	19.99	22.34	2,343,308
2015	20.16	19.99	1,975,295
2014	18.14	20.16	1,594,247
2013	13.71	18.14	985,284
2012	11.36	13.71	437,132
2011	11.67	11.36	441,247

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	27.23	29.45	1,944,054
2019	20.30	27.23	1,233,313
2018	24.59	20.30	1,231,624
2017	20.64	24.59	1,547,312
2016	18.86	20.64	1,771,371
2015	19.47	18.86	2,096,680
2014	18.28	19.47	1,679,670
2013	14.02	18.28	1,721,535
2012	11.04	14.02	1,171,599
2011	12.13	11.04	1,125,510

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		15.09	18.21	4,331,164
2019		12.82	15.09	4,560,934
2018		13.87	12.82	4,974,721
2017		12.21	13.87	5,430,565
2016		11.76	12.21	5,053,579
2015		11.87	11.76	5,390,100
2014		11.65	11.87	5,107,353
2013		10.18	11.65	3,811,892
2012	*	9.90	10.18	1,262,530

*  Period from 4/30/2012 to 12/31/2012

FPRA

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.03	11.44	3,687,798
2019		10.50	11.03	1,798,585
2018		10.47	10.50	1,506,884
2017		10.34	10.47	1,854,955
2016		10.28	10.34	2,137,781
2015		10.25	10.28	1,714,100
2014		9.92	10.25	1,399,708
2013		10.16	9.92	779,733
2012	*	10.05	10.16	1,360,121

*  Period from 4/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		11.58	10.96	2,746,123
2019		11.37	11.58	3,192,971
2018		11.16	11.37	3,356,853
2017		10.96	11.16	3,515,297
2016		10.66	10.96	3,851,465
2015		11.15	10.66	5,010,273
2014		10.96	11.15	5,598,456
2013		10.80	10.96	4,027,431
2012	*	10.00	10.80	1,663,740

*  Period from 4/30/2012 to 12/31/2012

Invesco V.I. Global Core Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	19.22	21.74	246,554
2019	15.37	19.22	294,420
2018	18.16	15.37	334,032
2017	14.79	18.16	422,994
2016	13.86	14.79	293,841
2015	14.08	13.86	305,654
2014	13.99	14.08	298,518
2013	11.44	13.99	287,468
2012	10.06	11.44	154,698
2011	11.30	10.06	201,376

FPRA

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.98	12.83	2,601,811
2019	10.98	12.98	3,285,290
2018	13.45	10.98	3,654,734
2017	10.51	13.45	3,927,825
2016	8.68	10.51	3,680,295
2015	10.85	8.68	3,588,436
2014	11.36	10.85	3,795,360
2013	11.49	11.36	3,822,141
2012	9.40	11.49	3,285,816
2011	11.45	9.40	2,671,804

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	14.82	15.62	3,094,984
2019	12.98	14.82	3,641,023
2018	13.96	12.98	3,780,484
2017	12.74	13.96	4,265,859
2016	11.54	12.74	4,019,208
2015	11.68	11.54	4,343,988
2014	11.36	11.68	5,110,675
2013	12.46	11.36	5,599,294
2012	10.57	12.46	7,309,702
2011	9.89	10.57	4,182,877

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.33	15.24	1,366,413
2019	11.16	13.33	1,398,555
2018	13.53	11.16	1,486,481
2017	10.03	13.53	1,678,669
2016	9.41	10.03	1,240,715
2015	10.54	9.41	1,080,836
2014	11.05	10.54	1,074,401
2013	11.18	11.05	1,051,327
2012	9.33	11.18	966,794
2011	11.41	9.33	1,007,853

FPRA

Morgan Stanley Global Strategist Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	18.36	20.34	423,637
2019	15.60	18.36	399,913
2018	16.70	15.60	384,455
2017	14.40	16.70	431,525
2016	13.65	14.40	364,772
2015	14.60	13.65	533,401
2014	14.31	14.60	653,735
2013	12.35	14.31	549,627
2012	10.86	12.35	382,077
2011	11.29	10.86	402,096

PIMCO VIT CommodityRealReturn Strategy Subaccount

Accumulation Unit Value at Beginning of Period			Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020		5.90	5.98	1,025,199
2019		5.30	5.90	1,086,302
2018		6.18	5.30	1,275,124
2017		6.06	6.18	1,098,281
2016		5.27	6.06	1,375,009
2015		7.09	5.27	1,133,981
2014		8.71	7.09	900,337
2013		10.22	8.71	906,087
2012	*	10.01	10.22	623,703

*  Period from 4/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	11.59	11.92	17,046,045
2019	11.15	11.59	13,285,907
2018	11.12	11.15	13,610,193
2017	10.99	11.12	14,911,284
2016	10.85	10.99	16,060,705
2015	10.82	10.85	16,502,756
2014	10.74	10.82	17,315,893
2013	10.77	10.74	18,096,714
2012	10.18	10.77	17,145,607
2011	10.08	10.18	14,804,326

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	12.68	14.16	7,314,314
2019	11.71	12.68	5,963,610
2018	11.99	11.71	6,244,344
2017	11.57	11.99	6,560,697
2016	11.01	11.57	6,868,817
2015	11.33	11.01	6,817,274
2014	11.00	11.33	7,576,167
2013	12.13	11.00	9,150,164
2012	11.17	12.13	14,577,815
2011	10.01	11.17	10,248,440

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	13.40	14.54	15,500,351
2019	12.38	13.40	15,544,121
2018	12.46	12.38	14,361,093
2017	11.89	12.46	16,231,613
2016	11.59	11.89	15,106,321
2015	11.55	11.59	14,411,862
2014	11.08	11.55	14,445,978
2013	11.32	11.08	18,813,020
2012	10.34	11.32	23,200,870
2011	9.99	10.34	16,101,599

Any Subaccounts that were not part of the Variable Account in 2020 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315
FPRA-PRO-0421
1.819090.120

FPRA

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company (the "Company") through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2021 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FPRA-PTB-0421
1.819091.120

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2)  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death. However, this requirement does not apply to a surviving Owner or to a Designated Beneficiary, as defined by the Internal Revenue Code, if (1) The Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Beneficiary or surviving Owner is not a spouse of the deceased Owner, in which case the Beneficiary/surviving Owner may elect to have their entire interest paid over a period not extending beyond their life expectancy in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary/surviving Owner cannot make ad hoc partial withdrawals but can make a complete withdrawal of the remaining Contract Value at any time), or (3) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary may not have a full five year distribution period to withdraw the Contract Value as described in the Contract.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

2

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2020 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the consolidated financial statements of Fidelity Investments Life Insurance Company provided herein.

3

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2020

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$265,535	$1,813,263	$71,936	$370,664	$369,055	$362,054	$680,037	$674,256
Receivable from FILI	—	—	—	—	157	—	—	1
Total assets	265,535	1,813,263	71,936	370,664	369,212	362,054	680,037	674,257
Liabilities:
Payable to FILI	24	4	50	1	—	—	176	—
Total net assets	$265,511	$1,813,259	$71,886	$370,663	$369,212	$362,054	$679,861	$674,257
Net Assets:
Fidelity Retirement Reserves	$253,703	$—	$57,009	$—	$326,236	$—	$626,273	$—
Fidelity Income Advantage	11,808	—	14,877	—	42,976	—	53,588	—
Fidelity Personal Retirement	—	1,803,882	—	370,663	—	362,054	—	674,257
Fidelity Freedom Lifetime Income	—	46	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	9,331	—	—	—	—	—	—
Total net assets	$265,511	$1,813,259	$71,886	$370,663	$369,212	$362,054	$679,861	$674,257
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	12,016	—	933	—	2,307	—	2,202	—
Unit Value	$21.11	$—	$61.16	$—	$141.40	$—	$284.50	$—
Fidelity Income Advantage:
Units Outstanding	586	—	254	—	317	—	197	—
Unit Value	$20.21	$—	$58.55	$—	$135.36	$—	$272.36	$—
Fidelity Personal Retirement:
Units Outstanding	—	163,901	—	18,126	—	12,577	—	11,736
Highest Value	$—	$11.74	$—	$27.99	$—	$44.42	$—	$84.64
Lowest Value	$—	$10.29	$—	$17.88	$—	$26.91	$—	$54.70
Fidelity Freedom Lifetime Income:
Units Outstanding	—	4	—	—	—	—	—	—
Unit Value	$—	$11.12	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	618	—	—	—	—	—	—
Highest Unit Value	$—	$9.58	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.13	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	371	—	—	—	—	—	—
Highest Unit Value	$—	$9.39	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$8.96	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
3

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$80,534	$225,658	$191,060	$985,291	$209,357	$226,257
Receivable from FILI	—	—	118	—	136	—
Total assets	80,534	225,658	191,178	985,291	209,493	226,257
Liabilities:
Payable to FILI	76	—	—	—	—	—
Total net assets	$80,458	$225,658	$191,178	$985,291	$209,493	$226,257
Net Assets:
Fidelity Retirement Reserves	$73,854	$—	$158,183	$—	$182,367	$—
Fidelity Income Advantage	6,604	—	32,995	—	27,126	—
Fidelity Personal Retirement	—	225,658	—	985,291	—	226,257
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$80,458	$225,658	$191,178	$985,291	$209,493	$226,257
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,107	—	3,135	—	2,400	—
Unit Value	$66.80	$—	$50.44	$—	$75.99	$—
Fidelity Income Advantage:
Units Outstanding	103	—	681	—	371	—
Unit Value	$63.95	$—	$48.29	$—	$72.74	$—
Fidelity Personal Retirement:
Units Outstanding	—	9,859	—	57,498	—	9,193
Highest Value	$—	$30.89	$—	$19.38	$—	$31.02
Lowest Value	$—	$22.50	$—	$15.05	$—	$22.13
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report
4

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$3,630,671	$70,867	$121,466	$1,096,151	$1,851,077	$192,044	$3,419,574
Receivable from FILI	—	33	—	279	—	83	—
Total assets	3,630,671	70,900	121,466	1,096,430	1,851,077	192,127	3,419,574
Liabilities:
Payable to FILI	8	—	—	—	—	—	—
Total net assets	$3,630,663	$70,900	$121,466	$1,096,430	$1,851,077	$192,127	$3,419,574
Net Assets:
Fidelity Retirement Reserves	$539,668	$59,138	$—	$994,895	$—	$153,657	$—
Fidelity Income Advantage	61,985	11,762	—	101,535	—	38,470	—
Fidelity Personal Retirement	3,029,010	—	121,466	—	1,851,077	—	2,473,197
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	946,377
Total net assets	$3,630,663	$70,900	$121,466	$1,096,430	$1,851,077	$192,127	$3,419,574
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,503	1,095	—	6,578	—	3,145	—
Unit Value	$119.86	$54.00	$—	$151.24	$—	$48.85	$—
Fidelity Income Advantage:
Units Outstanding	539	227	—	700	—	821	—
Unit Value	$114.75	$51.70	$—	$144.79	$—	$46.76	$—
Fidelity Personal Retirement:
Units Outstanding	73,407	—	4,416	—	42,973	—	73,463
Highest Value	$58.11	$—	$37.15	$—	$62.41	$—	$48.24
Lowest Value	$39.89	$—	$25.69	$—	$41.22	$—	$30.48
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	22,315
Highest Value	$—	$—	$—	$—	$—	$—	$42.77
Lowest Value	$—	$—	$—	$—	$—	$—	$24.93
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	13,204
Highest Value	$—	$—	$—	$—	$—	$—	$41.99
Lowest Value	$—	$—	$—	$—	$—	$—	$24.44

See accompanying notes which are an integral part of the financial statements.

Annual Report
5

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$23,931	$146,488	$113,711	$190,471	$262,129	$1,154,274	$280,691	$526,491
Receivable from FILI	—	—	54	—	36	—	29	—
Total assets	23,931	146,488	113,765	190,471	262,165	1,154,274	280,720	526,491
Liabilities:
Payable to FILI	3	—	—	—	—	—	—	—
Total net assets	$23,928	$146,488	$113,765	$190,471	$262,165	$1,154,274	$280,720	$526,491
Net Assets:
Fidelity Retirement Reserves	$19,851	$—	$96,020	$—	$227,779	$—	$237,158	$—
Fidelity Income Advantage	4,077	—	17,745	—	34,386	—	43,562	—
Fidelity Personal Retirement	—	146,488	—	190,471	—	1,154,274	—	526,491
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$23,928	$146,488	$113,765	$190,471	$262,165	$1,154,274	$280,720	$526,491
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	371	—	1,915	—	2,612	—	3,939	—
Unit Value	$53.56	$—	$50.12	$—	$87.21	$—	$60.23	$—
Fidelity Income Advantage:
Units Outstanding	79	—	369	—	412	—	752	—
Unit Value	$51.73	$—	$47.98	$—	$83.49	$—	$57.77	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,139	—	5,605	—	13,926	—	16,360
Highest Value	$—	$71.08	$—	$47.69	$—	$142.05	$—	$49.97
Lowest Value	$—	$45.10	$—	$32.44	$—	$76.72	$—	$28.26
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
6

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$37,007	$116,259	$24,808	$138,543	$248,577	$1,254,094	$14,835	$66,258
Receivable from FILI	—	—	—	—	—	1	—	—
Total assets	37,007	116,259	24,808	138,543	248,577	1,254,095	14,835	66,258
Liabilities:
Payable to FILI	80	—	37	—	67	—	6	—
Total net assets	$36,927	$116,259	$24,771	$138,543	$248,510	$1,254,095	$14,829	$66,258
Net Assets:
Fidelity Retirement Reserves	$29,114	$—	$21,920	$—	$222,414	$—	$13,587	$—
Fidelity Income Advantage	7,813	—	2,851	—	26,096	—	1,242	—
Fidelity Personal Retirement	—	116,259	—	138,543	—	1,254,095	—	66,258
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$36,927	$116,259	$24,771	$138,543	$248,510	$1,254,095	$14,829	$66,258
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	847	—	644	—	2,585	—	930	—
Unit Value	$34.48	$—	$34.05	$—	$86.02	$—	$14.60	$—
Fidelity Income Advantage:
Units Outstanding	234	—	88	—	316	—	89	—
Unit Value	$33.30	$—	$32.74	$—	$82.71	$—	$14.04	$—
Fidelity Personal Retirement:
Units Outstanding	—	3,903	—	4,202	—	14,515	—	7,723
Highest Value	$—	$60.49	$—	$36.71	$—	$175.47	$—	$11.97
Lowest Value	$—	$28.92	$—	$29.67	$—	$76.20	$—	$8.11
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
7

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$145,758	$844,282	$17,740	$108,409	$27,545	$121,047	$25,619	$214,538
Receivable from FILI	—	—	—	—	—	—	13	—
Total assets	145,758	844,282	17,740	108,409	27,545	121,047	25,632	214,538
Liabilities:
Payable to FILI	23	—	10	—	—	—	—	—
Total net assets	$145,735	$844,282	$17,730	$108,409	$27,545	$121,047	$25,632	$214,538
Net Assets:
Fidelity Retirement Reserves	$128,572	$—	$15,743	$—	$23,555	$—	$21,650	$—
Fidelity Income Advantage	17,163	—	1,987	—	3,990	—	3,982	—
Fidelity Personal Retirement	—	844,282	—	108,409	—	121,047	—	214,538
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$145,735	$844,282	$17,730	$108,409	$27,545	$121,047	$25,632	$214,538
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,783	—	821	—	407	—	414	—
Unit Value	$72.13	$—	$19.18	$—	$57.89	$—	$52.24	$—
Fidelity Income Advantage:
Units Outstanding	248	—	108	—	72	—	79	—
Unit Value	$69.36	$—	$18.44	$—	$55.67	$—	$50.23	$—
Fidelity Personal Retirement:
Units Outstanding	—	12,809	—	4,953	—	3,186	—	4,169
Highest Value	$—	$92.98	$—	$42.04	$—	$59.21	$—	$91.45
Lowest Value	$—	$63.95	$—	$16.75	$—	$33.91	$—	$50.58
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
8

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation
Assets:
Investments at market value	$25,046	$136,135	$56,096	$879,413	$24,729
Receivable from FILI	—	—	—	—	7
Total assets	25,046	136,135	56,096	879,413	24,736
Liabilities:
Payable to FILI	15	—	50	—	—
Total net assets	$25,031	$136,135	$56,046	$879,413	$24,736
Net Assets:
Fidelity Retirement Reserves	$22,543	$—	$48,436	$—	$22,187
Fidelity Income Advantage	2,488	—	7,610	—	2,549
Fidelity Personal Retirement	—	136,135	—	879,413	—
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$25,031	$136,135	$56,046	$879,413	$24,736
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	599	—	2,103	—	765
Unit Value	$37.67	$—	$23.06	$—	$29.00
Fidelity Income Advantage:
Units Outstanding	69	—	340	—	90
Unit Value	$36.38	$—	$22.30	$—	$28.10
Fidelity Personal Retirement:
Units Outstanding	—	5,564	—	45,937	—
Highest Value	$—	$53.86	$—	$23.37	$—
Lowest Value	$—	$22.33	$—	$16.21	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
9

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income
Assets:
Investments at market value	$342,613	$16,932	$131,011	$12,439
Receivable from FILI	—	8	—	1
Total assets	342,613	16,940	131,011	12,440
Liabilities:
Payable to FILI	1	—	—	—
Total net assets	$342,612	$16,940	$131,011	$12,440
Net Assets:
Fidelity Retirement Reserves	$—	$15,125	$—	$12,440
Fidelity Income Advantage	—	1,815	—	—
Fidelity Personal Retirement	342,612	—	131,011	—
Fidelity Freedom Lifetime Income	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—
Total net assets	$342,612	$16,940	$131,011	$12,440
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	562	—	672
Unit Value	$—	$26.91	$—	$18.52
Fidelity Income Advantage:
Units Outstanding	—	69	—	—
Unit Value	$—	$26.08	$—	$—
Fidelity Personal Retirement:
Units Outstanding	11,108	—	4,379	—
Highest Value	$59.25	$—	$53.90	$—
Lowest Value	$29.41	$—	$27.85	$—
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
10

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Investor Freedom Income Investor Class	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$92,853	$9,000	$33,642	$10,485	$70,453	$23,472	$104,884
Receivable from FILI	—	—	—	1	—	1	—
Total assets	92,853	9,000	33,642	10,486	70,453	23,473	104,884
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$92,853	$9,000	$33,642	$10,486	$70,453	$23,473	$104,884
Net Assets:
Fidelity Retirement Reserves	$—	$9,000	$—	$10,486	$—	$23,473	$—
Fidelity Income Advantage	—	—	—	—	—	—	—
Fidelity Personal Retirement	92,853	—	33,642	—	70,453	—	104,884
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$92,853	$9,000	$33,642	$10,486	$70,453	$23,473	$104,884
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	434	—	454	—	953	—
Unit Value	$—	$20.73	$—	$23.08	$—	$24.62	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	5,031	—	1,604	—	2,941	—	4,087
Highest Value	$20.30	$—	$25.83	$—	$29.27	$—	$31.32
Lowest Value	$16.63	$—	$19.08	$—	$21.21	$—	$22.43
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
11

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$26,850	$213,363	$20,442	$263,893	$22,983	$305,469
Receivable from FILI	—	—	—	—	—	—
Total assets	26,850	213,363	20,442	263,893	22,983	305,469
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$26,850	$213,363	$20,442	$263,893	$22,983	$305,469
Net Assets:
Fidelity Retirement Reserves	$26,850	$—	$20,442	$—	$22,983	$—
Fidelity Income Advantage	—	—	—	—	—	—
Fidelity Personal Retirement	—	213,363	—	263,893	—	305,469
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$26,850	$213,363	$20,442	$263,893	$22,983	$305,469
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,048	—	739	—	804	—
Unit Value	$25.61	$—	$27.66	$—	$28.57	$—
Fidelity Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Personal Retirement:
Units Outstanding	—	8,110	—	9,292	—	10,341
Highest Value	$—	$34.85	$—	$38.27	$—	$41.60
Lowest Value	$—	$24.01	$—	$26.04	$—	$27.82
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
12

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$10,949	$33,136	$32,635	$20,318	$233,854	$858,138	$1,748,178
Receivable from FILI	19	14	24	5	—	67	18
Total assets	10,968	33,150	32,659	20,323	233,854	858,205	1,748,196
Liabilities:
Payable to FILI	—	—	—	—	—	—	—
Total net assets	$10,968	$33,150	$32,659	$20,323	$233,854	$858,205	$1,748,196
Net Assets:
Fidelity Retirement Reserves	$—	$—	$—	$17,533	$—	$43,501	$75,705
Fidelity Income Advantage	—	—	—	2,790	—	9,670	41,880
Fidelity Personal Retirement	—	—	—	—	233,854	793,411	1,502,602
Fidelity Freedom Lifetime Income	10,968	33,150	32,659	—	—	11,623	128,009
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$10,968	$33,150	$32,659	$20,323	$233,854	$858,205	$1,748,196
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	—	—	—	698	—	2,631	3,610
Unit Value	$—	$—	$—	$25.13	$—	$16.53	$20.96
Fidelity Income Advantage:
Units Outstanding	—	—	—	114	—	599	2,053
Unit Value	$—	$—	$—	$24.40	$—	$16.05	$20.35
Fidelity Personal Retirement:
Units Outstanding	—	—	—	—	7,586	45,938	65,915
Highest Value	$—	$—	$—	$—	$49.94	$18.58	$28.40
Lowest Value	$—	$—	$—	$—	$26.92	$15.81	$21.74
Fidelity Freedom Lifetime Income:
Units Outstanding	537	1,416	1,216	—	—	747	6,498
Unit Value	$20.40	$23.41	$26.85	$—	$—	$15.54	$19.72
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report
13

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$2,089,253	$1,642,629	$555,367	$18,760	$206,315	$9,316	$44,229
Receivable from FILI	46	101	49	—	—	5	1
Total assets	2,089,299	1,642,730	555,416	18,760	206,315	9,321	44,230
Liabilities:
Payable to FILI	—	—	—	9	—	—	—
Total net assets	$2,089,299	$1,642,730	$555,416	$18,751	$206,315	$9,321	$44,230
Net Assets:
Fidelity Retirement Reserves	$34,426	$43,962	$26,376	$16,335	$—	$8,669	$—
Fidelity Income Advantage	17,159	25,636	11,841	2,416	—	652	—
Fidelity Personal Retirement	1,260,253	1,542,105	500,514	—	206,315	—	44,230
Fidelity Freedom Lifetime Income	143,904	31,027	16,685	—	—	—	—
Fidelity Growth and Guaranteed Income	633,557	—	—	—	—	—	—
Total net assets	$2,089,299	$1,642,730	$555,416	$18,751	$206,315	$9,321	$44,230
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,664	1,903	1,076	526	—	380	—
Unit Value	$20.68	$23.10	$24.49	$31.04	$—	$22.80	$—
Fidelity Income Advantage:
Units Outstanding	847	1,139	498	80	—	29	—
Unit Value	$20.16	$22.43	$23.78	$30.19	$—	$22.18	$—
Fidelity Personal Retirement:
Units Outstanding	54,396	59,679	17,910	—	6,349	—	1,837
Highest Value	$32.61	$35.93	$42.38	$—	$41.46	$—	$49.29
Lowest Value	$22.18	$25.06	$26.56	$—	$31.26	$—	$22.76
Fidelity Freedom Lifetime Income:
Units Outstanding	6,786	1,424	719	—	—	—	—
Unit Value	$21.21	$21.78	$23.16	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	16,731	—	—	—	—	—	—
Highest Value	$28.92	$—	$—	$—	$—	$—	$—
Lowest Value	$19.57	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	12,368	—	—	—	—	—	—
Highest Value	$28.39	$—	$—	$—	$—	$—	$—
Lowest Value	$19.18	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
14

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Assets:
Investments at market value	$11,911	$93,182	$15,418	$127,810	$6,766	$144,396
Receivable from FILI	14	—	5	—	2	—
Total assets	11,925	93,182	15,423	127,810	6,768	144,396
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$11,925	$93,182	$15,423	$127,810	$6,768	$144,396
Net Assets:
Fidelity Retirement Reserves	$9,842	$—	$14,429	$—	$6,260	$—
Fidelity Income Advantage	2,083	—	994	—	508	—
Fidelity Personal Retirement	—	93,182	—	127,810	—	144,396
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$11,925	$93,182	$15,423	$127,810	$6,768	$144,396
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	373	—	953	—	525	—
Unit Value	$26.40	$—	$15.14	$—	$11.93	$—
Fidelity Income Advantage:
Units Outstanding	81	—	67	—	43	—
Unit Value	$25.68	$—	$14.75	$—	$11.77	$—
Fidelity Personal Retirement:
Units Outstanding	—	2,843	—	6,862	—	11,620
Highest Value	$—	$68.31	$—	$42.88	$—	$12.48
Lowest Value	$—	$28.16	$—	$16.08	$—	$12.35
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
15

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity
Assets:
Investments at market value	$449,935	$236,730	$72,633	$149,742	$65,265
Receivable from FILI	—	3	1	1	—
Total assets	449,935	236,733	72,634	149,743	65,265
Liabilities:
Payable to FILI	25	—	—	—	25
Total net assets	$449,910	$236,733	$72,634	$149,743	$65,240
Net Assets:
Fidelity Retirement Reserves	$25,063	$13,594	$2,600	$6,284	$23,737
Fidelity Income Advantage	1,281	918	280	501	2,503
Fidelity Personal Retirement	423,566	222,221	69,754	142,958	39,000
Fidelity Freedom Lifetime Income	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—
Total net assets	$449,910	$236,733	$72,634	$149,743	$65,240
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,152	979	214	551	659
Unit Value	$11.65	$13.89	$12.13	$11.40	$36.07
Fidelity Income Advantage:
Units Outstanding	113	66	23	44	72
Unit Value	$11.59	$13.82	$12.06	$11.34	$34.53
Fidelity Personal Retirement:
Units Outstanding	35,788	15,746	5,658	12,341	2,337
Highest Value	$11.86	$14.14	$12.35	$11.61	$31.07
Lowest Value	$11.81	$14.09	$12.30	$11.56	$15.24
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
16

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Assets:
Investments at market value	$103,996	$27,330	$22,292	$44,600	$22,769	$73,682	$12,979
Receivable from FILI	8	—	4	—	8	2	—
Total assets	104,004	27,330	22,296	44,600	22,777	73,684	12,979
Liabilities:
Payable to FILI	—	46	—	32	—	—	1
Total net assets	$104,004	$27,284	$22,296	$44,568	$22,777	$73,684	$12,978
Net Assets:
Fidelity Retirement Reserves	$11,640	$6,719	$7,682	$39,461	$20,434	$8,416	$67
Fidelity Income Advantage	1,361	2,122	1,554	5,107	2,343	482	24
Fidelity Personal Retirement	91,003	18,443	13,060	—	—	64,786	12,887
Fidelity Freedom Lifetime Income	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$104,004	$27,284	$22,296	$44,568	$22,777	$73,684	$12,978
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	298	307	296	403	302	525	12
Unit Value	$39.08	$22.09	$25.98	$97.92	$67.73	$16.02	$5.62
Fidelity Income Advantage:
Units Outstanding	36	100	62	55	36	31	4
Unit Value	$37.41	$21.15	$24.87	$93.74	$64.84	$15.55	$5.52
Fidelity Personal Retirement:
Units Outstanding	5,025	965	686	—	—	4,325	2,171
Highest Value	$24.55	$29.15	$27.46	$—	$—	$27.39	$5.98
Lowest Value	$15.62	$17.12	$17.12	$—	$—	$12.83	$5.90
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
17

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$442,941	$208,966	$572,694	$186,845	$64,178	$105,235
Receivable from FILI	5	3	5	2	—	2
Total assets	442,946	208,969	572,699	186,847	64,178	105,237
Liabilities:
Payable to FILI	—	—	—	—	—	—
Total net assets	$442,946	$208,969	$572,699	$186,847	$64,178	$105,237
Net Assets:
Fidelity Retirement Reserves	$37,855	$8,933	$29,828	$5,110	$2,598	$9,179
Fidelity Income Advantage	716	1,219	1,225	668	276	284
Fidelity Personal Retirement	404,375	198,817	541,646	181,069	61,304	95,774
Fidelity Freedom Lifetime Income	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$442,946	$208,969	$572,699	$186,847	$64,178	$105,237
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,242	615	2,026	298	252	853
Unit Value	$11.68	$14.53	$14.73	$17.12	$10.31	$10.76
Fidelity Income Advantage:
Units Outstanding	63	86	85	40	27	27
Unit Value	$11.41	$14.20	$14.39	$16.82	$10.13	$10.57
Fidelity Personal Retirement:
Units Outstanding	33,233	13,476	35,678	10,019	5,630	8,431
Highest Value	$12.43	$15.47	$15.67	$18.21	$10.96	$11.44
Lowest Value	$11.92	$14.16	$14.54	$17.97	$10.82	$11.29
Fidelity Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report
18

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$798	$5,402	$3,531	$18,142	$6,091	$5,658
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,002	—	425	—	2,254	—
Administrative and other charges	134	—	28	—	150	—
Total expenses	2,136	—	453	—	2,404	—
Fidelity Income Advantage:
Mortality and expense risk charges	94	—	113	—	304	—
Administrative and other charges	31	—	37	—	101	—
Total expenses	125	—	150	—	405	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	2,493	—	459	—	434
Administrative and other charges	—	958	—	180	—	158
Total expenses	—	3,451	—	639	—	592
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	1	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	1	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	68	—	—	—	—
Administrative and other charges	—	18	—	—	—	—
Total expenses	—	86	—	—	—	—
Total expenses	2,261	3,538	603	639	2,809	592
Net investment income (loss)	(1,463)	1,864	2,928	17,503	3,282	5,066
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(8,055)	(3,350)	(4,891)	(2,645)
Realized gain distributions	—	—	—	—	15,988	14,911
Net realized gain (loss) on investments	—	—	(8,055)	(3,350)	11,097	12,266
Unrealized appreciation (depreciation)	—	—	5,900	(7,208)	2,784	824
Net increase (decrease) in net assets from operations	$(1,463)	$1,864	$773	$6,945	$17,163	$18,156

See accompanying notes which are an integral part of the financial statements.

Annual Report
19

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$423	$320	$316	$716	$4,086	$20,531
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,937	—	501	—	1,130	—
Administrative and other charges	262	—	33	—	75	—
Total expenses	4,199	—	534	—	1,205	—
Fidelity Income Advantage:
Mortality and expense risk charges	344	—	46	—	251	—
Administrative and other charges	114	—	15	—	83	—
Total expenses	458	—	61	—	334	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	697	—	267	—	1,197
Administrative and other charges	—	269	—	100	—	444
Total expenses	—	966	—	367	—	1,641
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4,657	966	595	367	1,539	1,641
Net investment income (loss)	(4,234)	(646)	(279)	349	2,547	18,890
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21,136	23,120	(641)	531	622	6,224
Realized gain distributions	53,776	48,475	335	943	65	310
Net realized gain (loss) on investments	74,912	71,595	(306)	1,474	687	6,534
Unrealized appreciation (depreciation)	137,222	129,990	10,592	25,430	11,214	47,753
Net increase (decrease) in net assets from operations	$207,900	$200,939	$10,007	$27,253	$14,448	$73,177

See accompanying notes which are an integral part of the financial statements.

Annual Report
20

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$2,890	$2,972	$55,927	$708	$1,129	$2,426	$2,829
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,268	—	3,670	400	—	6,673	—
Administrative and other charges	85	—	245	27	—	445	—
Total expenses	1,353	—	3,915	427	—	7,118	—
Fidelity Income Advantage:
Mortality and expense risk charges	194	—	427	81	—	692	—
Administrative and other charges	65	—	142	27	—	230	—
Total expenses	259	—	569	108	—	922	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	303	3,383	—	163	—	2,217
Administrative and other charges	—	101	1,319	—	54	—	809
Total expenses	—	404	4,702	—	217	—	3,026
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	1,612	404	9,186	535	217	8,040	3,026
Net investment income (loss)	1,278	2,568	46,741	173	912	(5,614)	(197)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,244)	295	208,055	945	581	32,773	56,235
Realized gain distributions	2,546	2,713	10,703	902	1,537	5,061	8,282
Net realized gain (loss) on investments	1,302	3,008	218,758	1,847	2,118	37,834	64,517
Unrealized appreciation (depreciation)	22,985	22,140	267,442	7,809	13,826	224,387	368,361
Net increase (decrease) in net assets from operations	$25,565	$27,716	$532,941	$9,829	$16,856	$256,607	$432,681

See accompanying notes which are an integral part of the financial statements.

Annual Report
21

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$2,440	$41,060	$46	$197	$2,160	$3,528
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,008	—	127	—	652	—
Administrative and other charges	67	—	9	—	43	—
Total expenses	1,075	—	136	—	695	—
Fidelity Income Advantage:
Mortality and expense risk charges	262	—	27	—	123	—
Administrative and other charges	87	—	9	—	41	—
Total expenses	349	—	36	—	164	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	3,237	—	156	—	248
Administrative and other charges	—	1,055	—	60	—	87
Total expenses	—	4,292	—	216	—	335
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	7,920	—	—	—	—
Administrative and other charges	—	2,127	—	—	—	—
Total expenses	—	10,047	—	—	—	—
Total expenses	1,424	14,339	172	216	859	335
Net investment income (loss)	1,016	26,721	(126)	(19)	1,301	3,193
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,827	61,301	91	1,767	1,891	(660)
Realized gain distributions	2,371	41,912	288	1,649	5,491	9,479
Net realized gain (loss) on investments	6,198	103,213	379	3,416	7,382	8,819
Unrealized appreciation (depreciation)	26,232	466,314	5,443	31,573	(2,554)	(2,150)
Net increase (decrease) in net assets from operations	$33,446	$596,248	$5,696	$34,970	$6,129	$9,862

See accompanying notes which are an integral part of the financial statements.

Annual Report
22

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$27	$62	$1,555	$2,559	$378	$988
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,238	—	1,522	—	160	—
Administrative and other charges	83	—	102	—	11	—
Total expenses	1,321	—	1,624	—	171	—
Fidelity Income Advantage:
Mortality and expense risk charges	199	—	278	—	45	—
Administrative and other charges	67	—	92	—	15	—
Total expenses	266	—	370	—	60	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	986	—	587	—	86
Administrative and other charges	—	391	—	223	—	32
Total expenses	—	1,377	—	810	—	118
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,587	1,377	1,994	810	231	118
Net investment income (loss)	(1,560)	(1,315)	(439)	1,749	147	870
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	21,030	62,315	(3,138)	(8,063)	(673)	(2,261)
Realized gain distributions	11,275	43,167	—	—	1,561	3,677
Net realized gain (loss) on investments	32,305	105,482	(3,138)	(8,063)	888	1,416
Unrealized appreciation (depreciation)	71,969	324,099	41,036	79,123	830	2,951
Net increase (decrease) in net assets from operations	$102,714	$428,266	$37,459	$72,809	$1,865	$5,237
See accompanying notes which are an integral part of the financial statements.

Annual Report
23

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$675	$3,626	$145	$588	$412	$1,580
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	183	—	1,280	—	105	—
Administrative and other charges	12	—	85	—	7	—
Total expenses	195	—	1,365	—	112	—
Fidelity Income Advantage:
Mortality and expense risk charges	25	—	151	—	11	—
Administrative and other charges	8	—	50	—	4	—
Total expenses	33	—	201	—	15	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	213	—	1,128	—	70
Administrative and other charges	—	76	—	454	—	26
Total expenses	—	289	—	1,582	—	96
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	228	289	1,566	1,582	127	96
Net investment income (loss)	447	3,337	(1,421)	(994)	285	1,484
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(115)	1,876	21,767	91,830	(4,446)	151
Realized gain distributions	534	2,950	3,367	16,544	—	—
Net realized gain (loss) on investments	419	4,826	25,134	108,374	(4,446)	151
Unrealized appreciation (depreciation)	(2,840)	(16,953)	72,895	373,245	(4,435)	(23,105)
Net increase (decrease) in net assets from operations	$(1,974)	$(8,790)	$96,608	$480,625	$(8,596)	$(21,470)

See accompanying notes which are an integral part of the financial statements.

Annual Report
24

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$731	$3,684	$369	$2,135	$141	$517
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	881	—	105	—	160	—
Administrative and other charges	59	—	7	—	11	—
Total expenses	940	—	112	—	171	—
Fidelity Income Advantage:
Mortality and expense risk charges	120	—	15	—	28	—
Administrative and other charges	40	—	5	—	10	—
Total expenses	160	—	20	—	38	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	956	—	108	—	133
Administrative and other charges	—	367	—	45	—	51
Total expenses	—	1,323	—	153	—	184
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	1,100	1,323	132	153	209	184
Net investment income (loss)	(369)	2,361	237	1,982	(68)	333
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,871	22,740	(1,243)	(3,906)	(819)	(4,397)
Realized gain distributions	6,388	34,972	1,703	9,656	1,595	6,631
Net realized gain (loss) on investments	11,259	57,712	460	5,750	776	2,234
Unrealized appreciation (depreciation)	14,003	83,697	(1,638)	(12,045)	1,267	5,773
Net increase (decrease) in net assets from operations	$24,893	$143,770	$(941)	$(4,313)	$1,975	$8,340

See accompanying notes which are an integral part of the financial statements.

Annual Report
25

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$24	$150	$548	$2,816	$1,762	$27,353
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	139	—	178	—	368	—
Administrative and other charges	9	—	12	—	25	—
Total expenses	148	—	190	—	393	—
Fidelity Income Advantage:
Mortality and expense risk charges	25	—	20	—	58	—
Administrative and other charges	9	—	7	—	20	—
Total expenses	34	—	27	—	78	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	203	—	187	—	1,132
Administrative and other charges	—	80	—	69	—	426
Total expenses	—	283	—	256	—	1,558
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	182	283	217	256	471	1,558
Net investment income (loss)	(158)	(133)	331	2,560	1,291	25,795
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,624	9,326	(1,988)	(5,541)	(258)	(2,701)
Realized gain distributions	—	—	1,247	6,709	520	8,103
Net realized gain (loss) on investments	1,624	9,326	(741)	1,168	262	5,402
Unrealized appreciation (depreciation)	5,019	39,979	(2,476)	(18,016)	1,708	25,123
Net increase (decrease) in net assets from operations	$6,485	$49,172	$(2,886)	$(14,288)	$3,261	$56,320

See accompanying notes which are an integral part of the financial statements.

Annual Report
26

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$64	$747	$215	$1,543	$156	$1,157
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	139	—	96	—	88	—
Administrative and other charges	9	—	6	—	6	—
Total expenses	148	—	102	—	94	—
Fidelity Income Advantage:
Mortality and expense risk charges	16	—	13	—	—	—
Administrative and other charges	5	—	4	—	—	—
Total expenses	21	—	17	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	345	—	148	—	125
Administrative and other charges	—	141	—	55	—	43
Total expenses	—	486	—	203	—	168
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	169	486	119	203	94	168
Net investment income (loss)	(105)	261	96	1,340	62	989
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,118	12,921	(247)	(4,543)	164	1,402
Realized gain distributions	690	9,263	632	5,020	203	1,946
Net realized gain (loss) on investments	1,808	22,184	385	477	367	3,348
Unrealized appreciation (depreciation)	2,055	34,042	155	944	661	3,951
Net increase (decrease) in net assets from operations	$3,758	$56,487	$636	$2,761	$1,090	$8,288

See accompanying notes which are an integral part of the financial statements.

Annual Report
27

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$110	$423	$128	$843	$283	$1,252
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	64	—	72	—	168	—
Administrative and other charges	4	—	5	—	11	—
Total expenses	68	—	77	—	179	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	47	—	117	—	174
Administrative and other charges	—	15	—	32	—	49
Total expenses	—	62	—	149	—	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	68	62	77	149	179	223
Net investment income (loss)	42	361	51	694	104	1,029
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	118	527	70	783	55	1,050
Realized gain distributions	231	934	425	2,346	1,160	5,010
Net realized gain (loss) on investments	349	1,461	495	3,129	1,215	6,060
Unrealized appreciation (depreciation)	472	1,322	491	3,492	1,286	5,126
Net increase (decrease) in net assets from operations	$863	$3,144	$1,037	$7,315	$2,605	$12,215

See accompanying notes which are an integral part of the financial statements.

Annual Report
28

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$321	$2,474	$217	$2,954	$252	$3,288
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	185	—	131	—	151	—
Administrative and other charges	12	—	9	—	10	—
Total expenses	197	—	140	—	161	—
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	324	—	389	—	451
Administrative and other charges	—	96	—	116	—	131
Total expenses	—	420	—	505	—	582
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	197	420	140	505	161	582
Net investment income (loss)	124	2,054	77	2,449	91	2,706
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	280	4,020	260	4,200	83	5,338
Realized gain distributions	1,440	10,033	762	10,814	998	12,584
Net realized gain (loss) on investments	1,720	14,053	1,022	15,014	1,081	17,922
Unrealized appreciation (depreciation)	1,361	10,276	1,460	17,521	1,722	21,386
Net increase (decrease) in net assets from operations	$3,205	$26,383	$2,559	$34,984	$2,894	$42,014

See accompanying notes which are an integral part of the financial statements.

Annual Report
29

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Income:
Dividends	$141	$411	$376	$132	$1,300	$9,190	$18,334
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	—	—	—	109	—	331	545
Administrative and other charges	—	—	—	7	—	22	36
Total expenses	—	—	—	116	—	353	581
Fidelity Income Advantage:
Mortality and expense risk charges	—	—	—	16	—	71	296
Administrative and other charges	—	—	—	6	—	24	99
Total expenses	—	—	—	22	—	95	395
Fidelity Personal Retirement:
Mortality and expense risk charges	—	—	—	—	227	1,136	2,155
Administrative and other charges	—	—	—	—	89	361	679
Total expenses	—	—	—	—	316	1,497	2,834
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	54	159	151	—	—	58	598
Administrative and other charges	11	32	30	—	—	11	119
Total expenses	65	191	181	—	—	69	717
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	65	191	181	138	316	2,014	4,527
Net investment income (loss)	76	220	195	(6)	984	7,176	13,807
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	85	388	357	(877)	(6,031)	2,976	16,068
Realized gain distributions	368	1,421	1,393	—	—	4,988	33,729
Net realized gain (loss) on investments	453	1,809	1,750	(877)	(6,031)	7,964	49,797
Unrealized appreciation (depreciation)	474	1,584	2,259	3,203	33,658	46,208	140,959
Net increase (decrease) in net assets from operations	$1,003	$3,613	$4,204	$2,320	$28,611	$61,348	$204,563

See accompanying notes which are an integral part of the financial statements.

Annual Report
30

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Income:
Dividends	$20,083	$13,753	$4,123	$334	$3,456	$54	$213
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	234	304	185	116	—	51	—
Administrative and other charges	16	20	12	8	—	3	—
Total expenses	250	324	197	124	—	54	—
Fidelity Income Advantage:
Mortality and expense risk charges	119	178	81	17	—	4	—
Administrative and other charges	40	60	27	6	—	1	—
Total expenses	159	238	108	23	—	5	—
Fidelity Personal Retirement:
Mortality and expense risk charges	1,744	2,151	685	—	260	—	41
Administrative and other charges	556	684	219	—	94	—	14
Total expenses	2,300	2,835	904	—	354	—	55
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	657	141	72	—	—	—	—
Administrative and other charges	133	28	14	—	—	—	—
Total expenses	790	169	86	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	5,734	—	—	—	—	—	—
Administrative and other charges	1,485	—	—	—	—	—	—
Total expenses	7,219	—	—	—	—	—	—
Total expenses	10,718	3,566	1,295	147	354	59	55
Net investment income (loss)	9,365	10,187	2,828	187	3,102	(5)	158
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	18,981	17,628	4,784	(74)	(112)	(433)	(1,606)
Realized gain distributions	46,391	35,860	16,102	723	7,600	—	—
Net realized gain (loss) on investments	65,372	53,488	20,886	649	7,488	(433)	(1,606)
Unrealized appreciation (depreciation)	184,037	155,540	56,331	929	8,908	1,829	7,889
Net increase (decrease) in net assets from operations	$258,774	$219,215	$80,045	$1,765	$19,498	$1,391	$6,441

See accompanying notes which are an integral part of the financial statements.

Annual Report
31

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class
Income:
Dividends	$—	$—	$97	$748	$349	$7,099
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	56	—	79	—	55	—
Administrative and other charges	4	—	5	—	4	—
Total expenses	60	—	84	—	59	—
Fidelity Income Advantage:
Mortality and expense risk charges	13	—	4	—	5	—
Administrative and other charges	4	—	2	—	1	—
Total expenses	17	—	6	—	6	—
Fidelity Personal Retirement:
Mortality and expense risk charges	—	88	—	118	—	183
Administrative and other charges	—	35	—	44	—	78
Total expenses	—	123	—	162	—	261
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	77	123	90	162	65	261
Net investment income (loss)	(77)	(123)	7	586	284	6,838
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	343	2,024	4	(158)	(517)	(9,175)
Realized gain distributions	108	834	1,281	10,374	—	—
Net realized gain (loss) on investments	451	2,858	1,285	10,216	(517)	(9,175)
Unrealized appreciation (depreciation)	2,449	18,345	1,734	15,008	(52)	(1,384)
Net increase (decrease) in net assets from operations	$2,823	$21,080	$3,026	$25,810	$(285)	$(3,721)

See accompanying notes which are an integral part of the financial statements.

Annual Report
32

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt
Income:
Dividends	$4,077	$2,889	$767	$2,011	$748	$4,569
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	153	81	19	34	154	86
Administrative and other charges	10	5	1	2	10	6
Total expenses	163	86	20	36	164	92
Fidelity Income Advantage:
Mortality and expense risk charges	10	5	5	3	16	10
Administrative and other charges	4	2	2	1	6	4
Total expenses	14	7	7	4	22	14
Fidelity Personal Retirement:
Mortality and expense risk charges	437	216	62	130	41	112
Administrative and other charges	171	82	28	53	17	46
Total expenses	608	298	90	183	58	158
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	785	391	117	223	244	264
Net investment income (loss)	3,292	2,498	650	1,788	504	4,305
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8,697	5,614	898	1,983	(2,130)	(3,203)
Realized gain distributions	1,176	236	—	21	908	—
Net realized gain (loss) on investments	9,873	5,850	898	2,004	(1,222)	(3,203)
Unrealized appreciation (depreciation)	6,677	29,358	6,529	11,944	7,809	2,556
Net increase (decrease) in net assets from operations	$19,842	$37,706	$8,077	$15,736	$7,091	$3,658

See accompanying notes which are an integral part of the financial statements.

Annual Report
33

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist	Invesco V.I. – Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return
Income:
Dividends	$362	$273	$—	$86	$2,010	$679
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	47	52	223	132	61	—
Administrative and other charges	3	3	15	9	4	—
Total expenses	50	55	238	141	65	—
Fidelity Income Advantage:
Mortality and expense risk charges	15	11	30	16	3	—
Administrative and other charges	5	3	10	5	1	—
Total expenses	20	14	40	21	4	—
Fidelity Personal Retirement:
Mortality and expense risk charges	21	18	—	—	78	14
Administrative and other charges	9	5	—	—	31	5
Total expenses	30	23	—	—	109	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	100	92	278	162	178	19
Net investment income (loss)	262	181	(278)	(76)	1,832	660
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(424)	262	353	16	(5,670)	47
Realized gain distributions	1,853	—	2,925	1,480	—	—
Net realized gain (loss) on investments	1,429	262	3,278	1,496	(5,670)	47
Unrealized appreciation (depreciation)	703	1,808	14,266	2,276	(770)	(502)
Net increase (decrease) in net assets from operations	$2,394	$2,251	$17,266	$3,696	$(4,608)	$205
See accompanying notes which are an integral part of the financial statements.

Annual Report
34

Fidelity Investments Variable Annuity Account I

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$4,732	$2,616	$11,988	$1,907	$6,026	$3,320
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	264	63	222	35	22	56
Administrative and other charges	18	4	15	2	2	4
Total expenses	282	67	237	37	24	60
Fidelity Income Advantage:
Mortality and expense risk charges	6	8	10	5	3	3
Administrative and other charges	2	3	3	1	1	1
Total expenses	8	11	13	6	4	4
Fidelity Personal Retirement:
Mortality and expense risk charges	482	222	742	220	88	109
Administrative and other charges	186	87	269	81	34	40
Total expenses	668	309	1,011	301	122	149
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	958	387	1,261	344	150	213
Net investment income (loss)	3,774	2,229	10,727	1,563	5,876	3,107
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	158	(372)	1,263	(417)	(2,070)	218
Realized gain distributions	—	—	6,370	8,796	—	—
Net realized gain (loss) on investments	158	(372)	7,633	8,379	(2,070)	218
Unrealized appreciation (depreciation)	6,709	17,647	26,256	20,368	(8,153)	(916)
Net increase (decrease) in net assets from operations	$10,641	$19,504	$44,616	$30,310	$(4,347)	$2,409

See accompanying notes which are an integral part of the financial statements.

Annual Report
35

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(1,463)	$2,774	$1,864	$27,954	$2,928	$3,440	$17,503	$19,080
Net realized gain (loss) on investments	—	—	—	—	(8,055)	(50)	(3,350)	1,633
Unrealized appreciation (depreciation)	—	—	—	—	5,900	6,991	(7,208)	29,692
Net increase (decrease) in net assets from operations	(1,463)	2,774	1,864	27,954	773	10,381	6,945	50,405
Contract Transactions:
Payments received from contract owners	6,654	2,093	942,558	1,000,244	158	340	3,423	5,034
Transfers between sub-accounts and the fixed account, net	76,867	30,960	(198,978)	(401,557)	(5,375)	74	(29,999)	21,027
Contract benefits	(6,653)	(6,055)	(133,377)	(81,827)	(2,183)	(2,372)	(107)	(851)
Contract terminations	(43,392)	(41,675)	(493,707)	(396,283)	(1,763)	(2,396)	(9,324)	(13,905)
Contract maintenance charges	(62)	(56)	—	—	(9)	(9)	—	—
Other transfers (to) from FILI, net	(99)	32	2	(23)	(346)	(77)	(1)	(1)
Net increase (decrease) in net assets from contract transactions	33,315	(14,701)	116,498	120,554	(9,518)	(4,440)	(36,008)	11,304
Total increase (decrease) in net assets	31,852	(11,927)	118,362	148,508	(8,745)	5,941	(29,063)	61,709
Net Assets:
Beginning of period	233,659	245,586	1,694,897	1,546,389	80,631	74,690	399,726	338,017
End of period	$265,511	$233,659	$1,813,259	$1,694,897	$71,886	$80,631	$370,663	$399,726
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$3,282	$4,292	$5,066	$5,820	$(4,234)	$(2,741)	$(646)	$(38)
Net realized gain (loss) on investments	11,097	25,482	12,266	23,532	74,912	45,847	71,595	39,242
Unrealized appreciation (depreciation)	2,784	56,227	824	48,418	137,222	94,069	129,990	81,839
Net increase (decrease) in net assets from operations	17,163	86,001	18,156	77,770	207,900	137,175	200,939	121,043
Contract Transactions:
Payments received from contract owners	313	952	3,255	4,779	992	1,039	8,101	4,320
Transfers between sub-accounts and the fixed account, net	(15,513)	(13,461)	(7,351)	(2,963)	(22,355)	(19,160)	21,226	(23,782)
Contract benefits	(8,928)	(11,528)	(223)	(216)	(9,888)	(12,915)	(124)	(98)
Contract terminations	(11,699)	(13,493)	(7,563)	(15,176)	(14,535)	(15,954)	(12,577)	(12,592)
Contract maintenance charges	(46)	(51)	—	—	(82)	(78)	—	—
Other transfers (to) from FILI, net	(1,964)	(476)	7	(2)	(1,334)	(305)	(18)	—
Net increase (decrease) in net assets from contract transactions	(37,837)	(38,057)	(11,875)	(13,578)	(47,202)	(47,373)	16,608	(32,152)
Total increase (decrease) in net assets	(20,674)	47,944	6,281	64,192	160,698	89,802	217,547	88,891
Net Assets:
Beginning of period	389,886	341,942	355,773	291,581	519,163	429,361	456,710	367,819
End of period	$369,212	$389,886	$362,054	$355,773	$679,861	$519,163	$674,257	$456,710

See accompanying notes which are an integral part of the financial statements.

Annual Report
36

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(279)	$651	$349	$3,056
Net realized gain (loss) on investments	(306)	2,880	1,474	10,029
Unrealized appreciation (depreciation)	10,592	14,157	25,430	38,785
Net increase (decrease) in net assets from operations	10,007	17,688	27,253	51,870
Contract Transactions:
Payments received from contract owners	97	116	1,286	1,457
Transfers between sub-accounts and the fixed account, net	(4,411)	(4,505)	(18,213)	(23,762)
Contract benefits	(1,395)	(1,921)	(12)	(514)
Contract terminations	(2,075)	(2,717)	(4,452)	(11,879)
Contract maintenance charges	(11)	(12)	—	—
Other transfers (to) from FILI, net	(307)	20	(4)	1
Net increase (decrease) in net assets from contract transactions	(8,102)	(9,019)	(21,395)	(34,697)
Total increase (decrease) in net assets	1,905	8,669	5,858	17,173
Net Assets:
Beginning of period	78,553	69,884	219,800	202,627
End of period	$80,458	$78,553	$225,658	$219,800

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$2,547	$3,135	$18,890	$18,426	$1,278	$1,797	$2,568	$2,947
Net realized gain (loss) on investments	687	(14)	6,534	1,916	1,302	7,858	3,008	8,709
Unrealized appreciation (depreciation)	11,214	10,966	47,753	39,635	22,985	21,391	22,140	19,701
Net increase (decrease) in net assets from operations	14,448	14,087	73,177	59,977	25,565	31,046	27,716	31,357
Contract Transactions:
Payments received from contract owners	383	650	30,360	22,774	453	361	2,718	2,992
Transfers between sub-accounts and the fixed account, net	20,101	992	149,141	112,759	(3,964)	(3,637)	77	(586)
Contract benefits	(6,070)	(6,122)	(613)	(446)	(5,628)	(7,262)	(88)	(5)
Contract terminations	(6,516)	(6,964)	(34,492)	(33,060)	(6,682)	(7,591)	(6,498)	(10,834)
Contract maintenance charges	(23)	(23)	—	—	(28)	(30)	—	—
Other transfers (to) from FILI, net	(631)	(309)	3	1	(671)	(31)	1	(1)
Net increase (decrease) in net assets from contract transactions	7,244	(11,776)	144,399	102,028	(16,520)	(18,190)	(3,790)	(8,434)
Total increase (decrease) in net assets	21,692	2,311	217,576	162,005	9,045	12,856	23,926	22,923
Net Assets:
Beginning of period	169,486	167,175	767,715	605,710	200,448	187,592	202,331	179,408
End of period	$191,178	$169,486	$985,291	$767,715	$209,493	$200,448	$226,257	$202,331

See accompanying notes which are an integral part of the financial statements.

Annual Report
37

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$46,741	$50,179	$173	$451	$912	$1,364
Net realized gain (loss) on investments	218,758	152,739	1,847	4,042	2,118	6,170
Unrealized appreciation (depreciation)	267,442	581,485	7,809	8,105	13,826	13,523
Net increase (decrease) in net assets from operations	532,941	784,403	9,829	12,598	16,856	21,057
Contract Transactions:
Payments received from contract owners	37,287	41,822	222	136	876	1,574
Transfers between sub-accounts and the fixed account, net	(139,095)	44,286	(1,714)	(2,228)	(5,432)	(2,857)
Contract benefits	(12,912)	(12,032)	(1,483)	(1,710)	—	(90)
Contract terminations	(93,237)	(84,418)	(2,723)	(2,031)	(2,360)	(4,378)
Contract maintenance charges	(77)	(81)	(11)	(12)	—	—
Other transfers (to) from FILI, net	(711)	(72)	(308)	(45)	—	1
Net increase (decrease) in net assets from contract transactions	(208,745)	(10,495)	(6,017)	(5,890)	(6,916)	(5,750)
Total increase (decrease) in net assets	324,196	773,908	3,812	6,708	9,940	15,307
Net Assets:
Beginning of period	3,306,467	2,532,559	67,088	60,380	111,526	96,219
End of period	$3,630,663	$3,306,467	$70,900	$67,088	$121,466	$111,526

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5,614)	$(3,270)	$(197)	$2,729	$1,016	$1,408	$26,721	$31,652
Net realized gain (loss) on investments	37,834	117,336	64,517	176,297	6,198	9,460	103,213	160,855
Unrealized appreciation (depreciation)	224,387	118,993	368,361	192,884	26,232	22,281	466,314	372,444
Net increase (decrease) in net assets from operations	256,607	233,059	432,681	371,910	33,446	33,149	596,248	564,951
Contract Transactions:
Payments received from contract owners	1,630	1,591	16,658	11,366	800	810	52,509	53,683
Transfers between sub-accounts and the fixed account, net	(50,991)	(35,537)	(69,290)	(59,401)	(890)	3,219	(25,549)	65,116
Contract benefits	(21,136)	(21,461)	(258)	(1,147)	(5,983)	(5,264)	(2,856)	(3,112)
Contract terminations	(28,067)	(33,046)	(32,194)	(41,109)	(4,559)	(6,017)	(121,258)	(167,303)
Contract maintenance charges	(147)	(147)	—	—	(18)	(18)	—	—
Other transfers (to) from FILI, net	(754)	(511)	(10)	13	(566)	(552)	(48)	(1)
Net increase (decrease) in net assets from contract transactions	(99,465)	(89,111)	(85,094)	(90,278)	(11,216)	(7,822)	(97,202)	(51,617)
Total increase (decrease) in net assets	157,142	143,948	347,587	281,632	22,230	25,327	499,046	513,334
Net Assets:
Beginning of period	939,288	795,340	1,503,490	1,221,858	169,897	144,570	2,920,528	2,407,194
End of period	$1,096,430	$939,288	$1,851,077	$1,503,490	$192,127	$169,897	$3,419,574	$2,920,528

See accompanying notes which are an integral part of the financial statements.

Annual Report
38

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(126)	$(49)	$(19)	$388	$1,301	$3,071	$3,193	$6,353
Net realized gain (loss) on investments	379	3,684	3,416	19,398	7,382	12,123	8,819	18,331
Unrealized appreciation (depreciation)	5,443	1,502	31,573	8,678	(2,554)	13,076	(2,150)	24,536
Net increase (decrease) in net assets from operations	5,696	5,137	34,970	28,464	6,129	28,270	9,862	49,220
Contract Transactions:
Payments received from contract owners	93	90	1,151	476	106	270	1,396	1,156
Transfers between sub-accounts and the fixed account, net	(1,573)	(2,038)	(2,488)	(11,345)	(5,391)	(2,915)	(20,173)	(6,937)
Contract benefits	(567)	(578)	—	(90)	(3,141)	(4,341)	(11)	(389)
Contract terminations	(412)	(726)	(2,257)	(3,426)	(2,957)	(4,281)	(4,247)	(10,711)
Contract maintenance charges	(2)	(3)	—	—	(19)	(20)	—	—
Other transfers (to) from FILI, net	(49)	(16)	(2)	1	(291)	(293)	(5)	(2)
Net increase (decrease) in net assets from contract transactions	(2,510)	(3,271)	(3,596)	(14,384)	(11,693)	(11,580)	(23,040)	(16,883)
Total increase (decrease) in net assets	3,186	1,866	31,374	14,080	(5,564)	16,690	(13,178)	32,337
Net Assets:
Beginning of period	20,742	18,876	115,114	101,034	119,329	102,639	203,649	171,312
End of period	$23,928	$20,742	$146,488	$115,114	$113,765	$119,329	$190,471	$203,649
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(1,560)	$(975)	$(1,315)	$(438)	$(439)	$12	$1,749	$3,105
Net realized gain (loss) on investments	32,305	18,462	105,482	55,115	(3,138)	32,187	(8,063)	58,002
Unrealized appreciation (depreciation)	71,969	26,567	324,099	98,549	41,036	23,897	79,123	42,726
Net increase (decrease) in net assets from operations	102,714	44,054	428,266	153,226	37,459	56,096	72,809	103,833
Contract Transactions:
Payments received from contract owners	676	555	23,111	13,249	324	207	2,539	2,845
Transfers between sub-accounts and the fixed account, net	3,735	29,825	121,916	135,246	(20,405)	(20,900)	(55,249)	(43,435)
Contract benefits	(5,579)	(3,541)	(96)	(579)	(6,670)	(7,874)	(256)	(298)
Contract terminations	(4,577)	(4,130)	(18,530)	(22,792)	(8,000)	(11,356)	(8,399)	(14,585)
Contract maintenance charges	(27)	(22)	—	—	(35)	(42)	—	—
Other transfers (to) from FILI, net	(492)	92	(23)	4	(476)	(589)	—	1
Net increase (decrease) in net assets from contract transactions	(6,264)	22,779	126,378	125,128	(35,262)	(40,554)	(61,365)	(55,472)
Total increase (decrease) in net assets	96,450	66,833	554,644	278,354	2,197	15,542	11,444	48,361
Net Assets:
Beginning of period	165,715	98,882	599,630	321,276	278,523	262,981	515,047	466,686
End of period	$262,165	$165,715	$1,154,274	$599,630	$280,720	$278,523	$526,491	$515,047

See accompanying notes which are an integral part of the financial statements.

Annual Report
39

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$147	$250	$870	$991	$447	$468	$3,337	$3,382
Net realized gain (loss) on investments	888	3,298	1,416	6,848	419	3,874	4,826	14,000
Unrealized appreciation (depreciation)	830	5,588	2,951	11,656	(2,840)	2,183	(16,953)	14,909
Net increase (decrease) in net assets from operations	1,865	9,136	5,237	19,495	(1,974)	6,525	(8,790)	32,291
Contract Transactions:
Payments received from contract owners	64	78	411	145	70	188	3,288	5,457
Transfers between sub-accounts and the fixed account, net	3,461	(1,873)	34,639	1,832	(8,800)	(2,859)	(49,447)	37,650
Contract benefits	(908)	(1,133)	(8)	(115)	(744)	(1,027)	(138)	(222)
Contract terminations	(809)	(1,511)	(993)	(2,385)	(960)	(1,116)	(4,381)	(4,815)
Contract maintenance charges	(4)	(4)	—	—	(4)	(5)	—	—
Other transfers (to) from FILI, net	(122)	(82)	4	(3)	(75)	(98)	(4)	1
Net increase (decrease) in net assets from contract transactions	1,682	(4,525)	34,053	(526)	(10,513)	(4,917)	(50,682)	38,071
Total increase (decrease) in net assets	3,547	4,611	39,290	18,969	(12,487)	1,608	(59,472)	70,362
Net Assets:
Beginning of period	33,380	28,769	76,969	58,000	37,258	35,650	198,015	127,653
End of period	$36,927	$33,380	$116,259	$76,969	$24,771	$37,258	$138,543	$198,015
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(1,421)	$(498)	$(994)	$1,135	$285	$322	$1,484	$1,399
Net realized gain (loss) on investments	25,134	28,387	108,374	117,044	(4,446)	(2,087)	151	(7,527)
Unrealized appreciation (depreciation)	72,895	23,821	373,245	104,909	(4,435)	4,092	(23,105)	14,140
Net increase (decrease) in net assets from operations	96,608	51,710	480,625	223,088	(8,596)	2,327	(21,470)	8,012
Contract Transactions:
Payments received from contract owners	752	265	18,589	6,054	28	71	688	987
Transfers between sub-accounts and the fixed account, net	7,519	(884)	107,172	9,967	(486)	(1,682)	15,444	(17,280)
Contract benefits	(3,297)	(2,464)	(1,106)	(360)	(1,263)	(505)	(54)	(116)
Contract terminations	(5,378)	(5,040)	(23,022)	(13,982)	(673)	(928)	(1,070)	(4,461)
Contract maintenance charges	(29)	(24)	—	—	(6)	(8)	—	—
Other transfers (to) from FILI, net	49	40	(2)	(2)	(48)	(159)	(6)	1
Net increase (decrease) in net assets from contract transactions	(384)	(8,107)	101,631	1,677	(2,448)	(3,211)	15,002	(20,869)
Total increase (decrease) in net assets	96,224	43,603	582,256	224,765	(11,044)	(884)	(6,468)	(12,857)
Net Assets:
Beginning of period	152,286	108,683	671,839	447,074	25,873	26,757	72,726	85,583
End of period	$248,510	$152,286	$1,254,095	$671,839	$14,829	$25,873	$66,258	$72,726

See accompanying notes which are an integral part of the financial statements.

Annual Report
40

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(369)	$(749)	$2,361	$(247)	$237	$246	$1,982	$2,114
Net realized gain (loss) on investments	11,259	11,427	57,712	61,254	460	1,244	5,750	11,592
Unrealized appreciation (depreciation)	14,003	19,174	83,697	95,374	(1,638)	4,774	(12,045)	22,013
Net increase (decrease) in net assets from operations	24,893	29,852	143,770	156,381	(941)	6,264	(4,313)	35,719
Contract Transactions:
Payments received from contract owners	261	281	10,460	7,239	18	32	921	753
Transfers between sub-accounts and the fixed account, net	(2,507)	(18,163)	23,312	(83,866)	(2,572)	(4,536)	(9,912)	(23,249)
Contract benefits	(3,353)	(3,096)	(168)	(200)	(369)	(800)	—	(269)
Contract terminations	(3,187)	(4,125)	(13,746)	(19,567)	(580)	(489)	(2,412)	(9,408)
Contract maintenance charges	(21)	(23)	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	(453)	(44)	(2)	3	(37)	89	(4)	—
Net increase (decrease) in net assets from contract transactions	(9,260)	(25,170)	19,856	(96,391)	(3,543)	(5,707)	(11,407)	(32,173)
Total increase (decrease) in net assets	15,633	4,682	163,626	59,990	(4,484)	557	(15,720)	3,546
Net Assets:
Beginning of period	130,102	125,420	680,656	620,666	22,214	21,657	124,129	120,583
End of period	$145,735	$130,102	$844,282	$680,656	$17,730	$22,214	$108,409	$124,129
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(68)	$67	$333	$1,036	$(158)	$(126)	$(133)	$98
Net realized gain (loss) on investments	776	3,510	2,234	13,833	1,624	2,683	9,326	16,937
Unrealized appreciation (depreciation)	1,267	3,813	5,773	15,033	5,019	2,922	39,979	19,698
Net increase (decrease) in net assets from operations	1,975	7,390	8,340	29,902	6,485	5,479	49,172	36,733
Contract Transactions:
Payments received from contract owners	14	32	462	1,024	32	81	1,162	2,371
Transfers between sub-accounts and the fixed account, net	(3,510)	(3,124)	(9,729)	(14,943)	(2,471)	(3,516)	8,279	(19,459)
Contract benefits	(521)	(1,064)	(10)	(79)	(905)	(826)	(2)	(128)
Contract terminations	(988)	(1,105)	(1,854)	(3,380)	(612)	(773)	(4,445)	(5,204)
Contract maintenance charges	(3)	(4)	—	—	(3)	(4)	—	—
Other transfers (to) from FILI, net	(22)	42	1	(8)	44	22	(4)	(2)
Net increase (decrease) in net assets from contract transactions	(5,030)	(5,223)	(11,130)	(17,386)	(3,915)	(5,016)	4,990	(22,422)
Total increase (decrease) in net assets	(3,055)	2,167	(2,790)	12,516	2,570	463	54,162	14,311
Net Assets:
Beginning of period	30,600	28,433	123,837	111,321	23,062	22,599	160,376	146,065
End of period	$27,545	$30,600	$121,047	$123,837	$25,632	$23,062	$214,538	$160,376

See accompanying notes which are an integral part of the financial statements.

Annual Report
41

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$331	$301	$2,560	$2,614	$1,291	$1,474	$25,795	$27,134
Net realized gain (loss) on investments	(741)	651	1,168	4,053	262	620	5,402	9,253
Unrealized appreciation (depreciation)	(2,476)	5,428	(18,016)	24,503	1,708	3,858	25,123	52,068
Net increase (decrease) in net assets from operations	(2,886)	6,380	(14,288)	31,170	3,261	5,952	56,320	88,455
Contract Transactions:
Payments received from contract owners	33	33	1,201	2,040	77	67	7,207	12,653
Transfers between sub-accounts and the fixed account, net	(3,967)	34	(23,169)	12,369	(3,788)	(1,471)	(56,127)	(9,779)
Contract benefits	(678)	(666)	(85)	(162)	(1,654)	(1,852)	(228)	(1,136)
Contract terminations	(648)	(1,092)	(2,921)	(6,723)	(3,105)	(2,596)	(23,893)	(34,174)
Contract maintenance charges	(6)	(7)	—	—	(6)	(9)	—	—
Other transfers (to) from FILI, net	(148)	(226)	(2)	1	(251)	(195)	6	—
Net increase (decrease) in net assets from contract transactions	(5,414)	(1,924)	(24,976)	7,525	(8,727)	(6,056)	(73,035)	(32,436)
Total increase (decrease) in net assets	(8,300)	4,456	(39,264)	38,695	(5,466)	(104)	(16,715)	56,019
Net Assets:
Beginning of period	33,331	28,875	175,399	136,704	61,512	61,616	896,128	840,109
End of period	$25,031	$33,331	$136,135	$175,399	$56,046	$61,512	$879,413	$896,128

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(105)	$(48)	$261	$740
Net realized gain (loss) on investments	1,808	910	22,184	11,462
Unrealized appreciation (depreciation)	2,055	4,362	34,042	57,952
Net increase (decrease) in net assets from operations	3,758	5,224	56,487	70,154
Contract Transactions:
Payments received from contract owners	34	18	3,702	5,812
Transfers between sub-accounts and the fixed account, net	586	162	498	7,586
Contract benefits	(305)	(377)	(26)	(70)
Contract terminations	(593)	(545)	(7,906)	(11,855)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	17	51	2	(2)
Net increase (decrease) in net assets from contract transactions	(263)	(693)	(3,730)	1,471
Total increase (decrease) in net assets	3,495	4,531	52,757	71,625
Net Assets:
Beginning of period	21,241	16,710	289,855	218,230
End of period	$24,736	$21,241	$342,612	$289,855
See accompanying notes which are an integral part of the financial statements.

Annual Report
42

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$96	$163	$1,340	$2,004
Net realized gain (loss) on investments	385	1,275	477	10,065
Unrealized appreciation (depreciation)	155	3,067	944	22,893
Net increase (decrease) in net assets from operations	636	4,505	2,761	34,962
Contract Transactions:
Payments received from contract owners	14	88	994	1,379
Transfers between sub-accounts and the fixed account, net	(841)	(340)	(12,014)	(3,315)
Contract benefits	(568)	(613)	(5)	(52)
Contract terminations	(303)	(847)	(1,968)	(6,475)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(108)	(38)	(1)	—
Net increase (decrease) in net assets from contract transactions	(1,808)	(1,752)	(12,994)	(8,463)
Total increase (decrease) in net assets	(1,172)	2,753	(10,233)	26,499
Net Assets:
Beginning of period	18,112	15,359	141,244	114,745
End of period	$16,940	$18,112	$131,011	$141,244
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$62	$135	$989	$1,528
Net realized gain (loss) on investments	367	293	3,348	2,048
Unrealized appreciation (depreciation)	661	705	3,951	4,770
Net increase (decrease) in net assets from operations	1,090	1,133	8,288	8,346
Contract Transactions:
Payments received from contract owners	24	7	885	860
Transfers between sub-accounts and the fixed account, net	1,346	(52)	6,261	3,138
Contract benefits	(117)	(404)	(29)	(27)
Contract terminations	(806)	(575)	(3,617)	(2,328)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from FILI, net	(3)	16	60	2
Net increase (decrease) in net assets from contract transactions	442	(1,010)	3,560	1,645
Total increase (decrease) in net assets	1,532	123	11,848	9,991
Net Assets:
Beginning of period	10,908	10,785	81,005	71,014
End of period	$12,440	$10,908	$92,853	$81,005

See accompanying notes which are an integral part of the financial statements.

Annual Report
43

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$42	$109	$361	$547	$51	$117	$694	$1,092
Net realized gain (loss) on investments	349	171	1,461	840	495	533	3,129	2,728
Unrealized appreciation (depreciation)	472	681	1,322	2,165	491	702	3,492	4,364
Net increase (decrease) in net assets from operations	863	961	3,144	3,552	1,037	1,352	7,315	8,184
Contract Transactions:
Payments received from contract owners	—	100	521	414	1	1	1,104	318
Transfers between sub-accounts and the fixed account, net	853	14	1,764	2,389	322	1,092	2,355	3,287
Contract benefits	(116)	(1)	(38)	(55)	(52)	(36)	—	—
Contract terminations	(941)	(206)	(1,357)	(2,001)	(682)	(1,894)	(1,772)	(2,240)
Contract maintenance charges	(1)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	—	(2)	1	(1)	6	1	(3)	—
Net increase (decrease) in net assets from contract transactions	(205)	(96)	891	746	(407)	(838)	1,684	1,365
Total increase (decrease) in net assets	658	865	4,035	4,298	630	514	8,999	9,549
Net Assets:
Beginning of period	8,342	7,477	29,607	25,309	9,856	9,342	61,454	51,905
End of period	$9,000	$8,342	$33,642	$29,607	$10,486	$9,856	$70,453	$61,454
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$104	$279	$1,029	$1,747	$124	$314	$2,054	$3,482
Net realized gain (loss) on investments	1,215	1,735	6,060	5,166	1,720	1,418	14,053	9,862
Unrealized appreciation (depreciation)	1,286	1,553	5,126	8,675	1,361	2,327	10,276	20,619
Net increase (decrease) in net assets from operations	2,605	3,567	12,215	15,588	3,205	4,059	26,383	33,963
Contract Transactions:
Payments received from contract owners	10	3	954	1,450	38	59	4,782	3,408
Transfers between sub-accounts and the fixed account, net	(666)	(847)	(1,950)	(2,224)	(866)	1,589	(12,424)	2,630
Contract benefits	(297)	(40)	(356)	(2)	(62)	(45)	(133)	(14)
Contract terminations	(1,439)	(963)	(5,115)	(5,390)	(1,209)	(1,175)	(9,192)	(11,285)
Contract maintenance charges	(3)	(3)	—	—	(4)	(4)	—	—
Other transfers (to) from FILI, net	7	5	—	(3)	(25)	7	(1)	—
Net increase (decrease) in net assets from contract transactions	(2,388)	(1,845)	(6,467)	(6,169)	(2,128)	431	(16,968)	(5,261)
Total increase (decrease) in net assets	217	1,722	5,748	9,419	1,077	4,490	9,415	28,702
Net Assets:
Beginning of period	23,256	21,534	99,136	89,717	25,773	21,283	203,948	175,246
End of period	$23,473	$23,256	$104,884	$99,136	$26,850	$25,773	$213,363	$203,948

See accompanying notes which are an integral part of the financial statements.

Annual Report
44

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$77	$195	$2,449	$3,847	$91	$229	$2,706	$4,179
Net realized gain (loss) on investments	1,022	1,229	15,014	10,210	1,081	924	17,922	11,105
Unrealized appreciation (depreciation)	1,460	1,955	17,521	26,499	1,722	2,867	21,386	33,337
Net increase (decrease) in net assets from operations	2,559	3,379	34,984	40,556	2,894	4,020	42,014	48,621
Contract Transactions:
Payments received from contract owners	57	38	6,123	7,511	147	114	11,013	10,657
Transfers between sub-accounts and the fixed account, net	708	(1,821)	(1,290)	2,093	33	(1,106)	(520)	8,880
Contract benefits	(75)	(24)	—	(65)	(12)	(72)	(74)	(87)
Contract terminations	(558)	(969)	(6,153)	(9,415)	(631)	(492)	(6,708)	(6,355)
Contract maintenance charges	(4)	(6)	—	—	(6)	(5)	—	—
Other transfers (to) from FILI, net	2	3	—	1	1	(1)	2	—
Net increase (decrease) in net assets from contract transactions	130	(2,779)	(1,320)	125	(468)	(1,562)	3,713	13,095
Total increase (decrease) in net assets	2,689	600	33,664	40,681	2,426	2,458	45,727	61,716
Net Assets:
Beginning of period	17,753	17,153	230,229	189,548	20,557	18,099	259,742	198,026
End of period	$20,442	$17,753	$263,893	$230,229	$22,983	$20,557	$305,469	$259,742

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$76	$171	$220	$474	$195	$414
Net realized gain (loss) on investments	453	161	1,809	1,357	1,750	1,293
Unrealized appreciation (depreciation)	474	864	1,584	2,812	2,259	3,413
Net increase (decrease) in net assets from operations	1,003	1,196	3,613	4,643	4,204	5,120
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—
Transfers between sub-accounts and the fixed account, net	100	(22)	157	(29)	(231)	892
Contract benefits	(836)	(841)	(2,464)	(2,231)	(1,875)	(1,757)
Contract terminations	—	(8)	(194)	(65)	(93)	(44)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from FILI, net	(318)	9	(533)	148	81	77
Net increase (decrease) in net assets from contract transactions	(1,054)	(862)	(3,034)	(2,177)	(2,118)	(832)
Total increase (decrease) in net assets	(51)	334	579	2,466	2,086	4,288
Net Assets:
Beginning of period	11,019	10,685	32,571	30,105	30,573	26,285
End of period	$10,968	$11,019	$33,150	$32,571	$32,659	$30,573

See accompanying notes which are an integral part of the financial statements.

Annual Report
45

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class		VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(6)	$22	$984	$1,542	$7,176	$11,928	$13,807	$21,339
Net realized gain (loss) on investments	(877)	1,581	(6,031)	18,013	7,964	27,317	49,797	146,683
Unrealized appreciation (depreciation)	3,203	2,998	33,658	23,446	46,208	26,828	140,959	70,314
Net increase (decrease) in net assets from operations	2,320	4,601	28,611	43,001	61,348	66,073	204,563	238,336
Contract Transactions:
Payments received from contract owners	20	32	1,213	1,594	17,325	14,166	25,485	30,433
Transfers between sub-accounts and the fixed account, net	(2,142)	(3,730)	(4,324)	(20,037)	74,500	43,630	(7,274)	54,754
Contract benefits	(318)	(607)	(41)	(158)	(3,495)	(3,286)	(13,976)	(14,432)
Contract terminations	(549)	(1,521)	(3,728)	(5,947)	(35,786)	(39,751)	(54,688)	(72,108)
Contract maintenance charges	(2)	(4)	—	—	(7)	(7)	(11)	(14)
Other transfers (to) from FILI, net	(29)	(154)	—	(5)	220	250	(309)	(409)
Net increase (decrease) in net assets from contract transactions	(3,020)	(5,984)	(6,880)	(24,553)	52,757	15,002	(50,773)	(1,776)
Total increase (decrease) in net assets	(700)	(1,383)	21,731	18,448	114,105	81,075	153,790	236,560
Net Assets:
Beginning of period	21,023	22,406	212,123	193,675	744,100	663,025	1,594,406	1,357,846
End of period	$20,323	$21,023	$233,854	$212,123	$858,205	$744,100	$1,748,196	$1,594,406

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class		VIP – FundsManager 85% Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$9,365	$16,866	$10,187	$15,441	$2,828	$4,247
Net realized gain (loss) on investments	65,372	299,626	53,488	179,970	20,886	74,366
Unrealized appreciation (depreciation)	184,037	6,679	155,540	79,201	56,331	26,631
Net increase (decrease) in net assets from operations	258,774	323,171	219,215	274,612	80,045	105,244
Contract Transactions:
Payments received from contract owners	21,177	22,374	28,134	28,452	9,134	9,710
Transfers between sub-accounts and the fixed account, net	(10,004)	31,463	(44,468)	4,426	(14,654)	(13,718)
Contract benefits	(11,960)	(12,466)	(4,922)	(5,313)	(3,803)	(3,037)
Contract terminations	(87,592)	(127,080)	(47,609)	(48,030)	(16,073)	(14,618)
Contract maintenance charges	(9)	(9)	(8)	(9)	(5)	(5)
Other transfers (to) from FILI, net	156	(359)	(347)	(184)	8	10
Net increase (decrease) in net assets from contract transactions	(88,232)	(86,077)	(69,220)	(20,658)	(25,393)	(21,658)
Total increase (decrease) in net assets	170,542	237,094	149,995	253,954	54,652	83,586
Net Assets:
Beginning of period	1,918,757	1,681,663	1,492,735	1,238,781	500,764	417,178
End of period	$2,089,299	$1,918,757	$1,642,730	$1,492,735	$555,416	$500,764

See accompanying notes which are an integral part of the financial statements.

Annual Report
46

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials		VIP – Materials Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$187	$208	$3,102	$3,231	$(5)	$61	$158	$432
Net realized gain (loss) on investments	649	651	7,488	7,129	(433)	568	(1,606)	1,949
Unrealized appreciation (depreciation)	929	3,730	8,908	38,376	1,829	412	7,889	2,027
Net increase (decrease) in net assets from operations	1,765	4,589	19,498	48,736	1,391	1,041	6,441	4,408
Contract Transactions:
Payments received from contract owners	76	69	2,752	3,417	4	13	215	214
Transfers between sub-accounts and the fixed account, net	(2,226)	1,180	(19,885)	8,151	65	(1,229)	6,073	(8,125)
Contract benefits	(429)	(501)	(37)	(41)	(179)	(141)	(60)	(76)
Contract terminations	(283)	(516)	(4,513)	(8,400)	(212)	(272)	(593)	(1,118)
Contract maintenance charges	(3)	(3)	—	—	(3)	(3)	—	—
Other transfers (to) from FILI, net	(52)	(12)	6	1	5	(132)	1	—
Net increase (decrease) in net assets from contract transactions	(2,917)	217	(21,677)	3,128	(320)	(1,764)	5,636	(9,105)
Total increase (decrease) in net assets	(1,152)	4,806	(2,179)	51,864	1,071	(723)	12,077	(4,697)
Net Assets:
Beginning of period	19,903	15,097	208,494	156,630	8,250	8,973	32,153	36,850
End of period	$18,751	$19,903	$206,315	$208,494	$9,321	$8,250	$44,230	$32,153
(In thousands)	Subaccounts Investing In:
	VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets		VIP – Emerging Markets Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(77)	$(59)	$(123)	$(75)	$7	$71	$586	$1,108
Net realized gain (loss) on investments	451	652	2,858	4,606	1,285	82	10,216	1,332
Unrealized appreciation (depreciation)	2,449	1,129	18,345	8,738	1,734	2,305	15,008	18,395
Net increase (decrease) in net assets from operations	2,823	1,722	21,080	13,269	3,026	2,458	25,810	20,835
Contract Transactions:
Payments received from contract owners	45	13	1,949	1,111	10	5	1,098	995
Transfers between sub-accounts and the fixed account, net	595	2,498	6,163	17,550	2,873	(726)	14,827	172
Contract benefits	(234)	(156)	—	(41)	(95)	(128)	(55)	(433)
Contract terminations	(155)	(169)	(1,773)	(1,859)	(701)	(309)	(1,949)	(7,419)
Contract maintenance charges	(2)	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from FILI, net	46	(10)	(2)	(10)	8	11	5	(1)
Net increase (decrease) in net assets from contract transactions	295	2,175	6,337	16,751	2,093	(1,149)	13,926	(6,686)
Total increase (decrease) in net assets	3,118	3,897	27,417	30,020	5,119	1,309	39,736	14,149
Net Assets:
Beginning of period	8,807	4,910	65,765	35,745	10,304	8,995	88,074	73,925
End of period	$11,925	$8,807	$93,182	$65,765	$15,423	$10,304	$127,810	$88,074

See accompanying notes which are an integral part of the financial statements.

Annual Report
47

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$284	$505	$6,838	$10,913	$3,292	$3,393	$2,498	$1,838
Net realized gain (loss) on investments	(517)	4	(9,175)	5	9,873	1,827	5,850	2,364
Unrealized appreciation (depreciation)	(52)	386	(1,384)	7,468	6,677	2,802	29,358	24,084
Net increase (decrease) in net assets from operations	(285)	895	(3,721)	18,386	19,842	8,022	37,706	28,286
Contract Transactions:
Payments received from contract owners	—	21	2,161	5,034	19,300	13,580	6,739	5,951
Transfers between sub-accounts and the fixed account, net	(3,855)	(733)	(69,498)	(11,412)	209,955	141,314	40,136	55,498
Contract benefits	(96)	(113)	(66)	(42)	(1,335)	(67)	(66)	(191)
Contract terminations	(470)	(322)	(6,225)	(11,831)	(14,770)	(5,814)	(4,920)	(3,411)
Contract maintenance charges	(1)	(2)	—	—	(4)	(1)	(1)	(1)
Other transfers (to) from FILI, net	(22)	(6)	1	(1)	(5)	17	11	(3)
Net increase (decrease) in net assets from contract transactions	(4,444)	(1,155)	(73,627)	(18,252)	213,141	149,029	41,899	57,843
Total increase (decrease) in net assets	(4,729)	(260)	(77,348)	134	232,983	157,051	79,605	86,129
Net Assets:
Beginning of period	11,497	11,757	221,744	221,610	216,927	59,876	157,128	70,999
End of period	$6,768	$11,497	$144,396	$221,744	$449,910	$216,927	$236,733	$157,128
(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$650	$601	$1,788	$1,854	$504	$367	$4,305	$5,906
Net realized gain (loss) on investments	898	1,272	2,004	757	(1,222)	2,638	(3,203)	(830)
Unrealized appreciation (depreciation)	6,529	7,360	11,944	9,988	7,809	7,502	2,556	10,064
Net increase (decrease) in net assets from operations	8,077	9,233	15,736	12,599	7,091	10,507	3,658	15,140
Contract Transactions:
Payments received from contract owners	2,722	1,989	3,542	2,574	233	270	342	643
Transfers between sub-accounts and the fixed account, net	(300)	27,663	30,637	47,986	(4,328)	(3,338)	(15,219)	(4,007)
Contract benefits	(137)	(57)	(486)	(26)	(883)	(578)	(312)	(383)
Contract terminations	(981)	(427)	(1,897)	(944)	(1,116)	(1,194)	(2,849)	(4,274)
Contract maintenance charges	—	—	—	—	(4)	(5)	(2)	(3)
Other transfers (to) from FILI, net	—	24	16	4	(120)	(10)	(39)	(11)
Net increase (decrease) in net assets from contract transactions	1,304	29,192	31,812	49,594	(6,218)	(4,855)	(18,079)	(8,035)
Total increase (decrease) in net assets	9,381	38,425	47,548	62,193	873	5,652	(14,421)	7,105
Net Assets:
Beginning of period	63,253	24,828	102,195	40,002	64,367	58,715	118,425	111,320
End of period	$72,634	$63,253	$149,743	$102,195	$65,240	$64,367	$104,004	$118,425

See accompanying notes which are an integral part of the financial statements.

Annual Report
48

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery		WFF – VT Opportunity
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$262	$369	$181	$215	$(278)	$(245)	$(76)	$(107)
Net realized gain (loss) on investments	1,429	668	262	2,127	3,278	3,136	1,496	2,265
Unrealized appreciation (depreciation)	703	3,077	1,808	2,598	14,266	6,099	2,276	2,975
Net increase (decrease) in net assets from operations	2,394	4,114	2,251	4,940	17,266	8,990	3,696	5,133
Contract Transactions:
Payments received from contract owners	52	251	45	47	—	—	—	—
Transfers between sub-accounts and the fixed account, net	(1,102)	(1,175)	(2,213)	(2,451)	(1,281)	(896)	(1,081)	(635)
Contract benefits	(325)	(376)	(178)	(265)	(610)	(666)	(371)	(334)
Contract terminations	(515)	(683)	(584)	(570)	(1,247)	(1,058)	(375)	(530)
Contract maintenance charges	(1)	(1)	(1)	(1)	(7)	(7)	(2)	(3)
Other transfers (to) from FILI, net	(131)	30	(1)	2	(217)	(61)	(26)	5
Net increase (decrease) in net assets from contract transactions	(2,022)	(1,954)	(2,932)	(3,238)	(3,362)	(2,688)	(1,855)	(1,497)
Total increase (decrease) in net assets	372	2,160	(681)	1,702	13,904	6,302	1,841	3,636
Net Assets:
Beginning of period	26,912	24,752	22,977	21,275	30,664	24,362	20,936	17,300
End of period	$27,284	$26,912	$22,296	$22,977	$44,568	$30,664	$22,777	$20,936
(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets		PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$1,832	$596	$660	$543	$3,774	$9,436	$2,229	$2,452
Net realized gain (loss) on investments	(5,670)	(2,281)	47	(559)	158	(507)	(372)	(2,145)
Unrealized appreciation (depreciation)	(770)	17,455	(502)	1,428	6,709	4,854	17,647	13,177
Net increase (decrease) in net assets from operations	(4,608)	15,770	205	1,412	10,641	13,783	19,504	13,484
Contract Transactions:
Payments received from contract owners	263	265	77	69	8,085	2,950	2,510	1,202
Transfers between sub-accounts and the fixed account, net	(14,915)	(11,218)	804	(2,291)	72,977	5,304	24,479	(9,709)
Contract benefits	(107)	(217)	(2)	(7)	(963)	(791)	(181)	(440)
Contract terminations	(2,133)	(2,884)	(262)	(640)	(22,769)	(22,635)	(5,577)	(7,498)
Contract maintenance charges	(1)	(2)	—	—	(4)	(3)	(2)	(2)
Other transfers (to) from FILI, net	6	(61)	(1)	—	(25)	(39)	(61)	24
Net increase (decrease) in net assets from contract transactions	(16,887)	(14,117)	616	(2,869)	57,301	(15,214)	21,168	(16,423)
Total increase (decrease) in net assets	(21,495)	1,653	821	(1,457)	67,942	(1,431)	40,672	(2,939)
Net Assets:
Beginning of period	95,179	93,526	12,157	13,614	375,004	376,435	168,297	171,236
End of period	$73,684	$95,179	$12,978	$12,157	$442,946	$375,004	$208,969	$168,297

See accompanying notes which are an integral part of the financial statements.

Annual Report
49

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	PVIT – Total Return		Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$10,727	$14,686	$1,563	$1,555	$5,876	$6,267	$3,107	$1,340
Net realized gain (loss) on investments	7,633	54	8,379	5,837	(2,070)	(704)	218	81
Unrealized appreciation (depreciation)	26,256	25,883	20,368	20,015	(8,153)	(3,998)	(916)	994
Net increase (decrease) in net assets from operations	44,616	40,623	30,310	27,407	(4,347)	1,565	2,409	2,415
Contract Transactions:
Payments received from contract owners	8,344	12,548	832	992	294	706	3,192	948
Transfers between sub-accounts and the fixed account, net	(148)	11,922	(12,867)	(16,332)	(13,301)	(5,210)	50,335	9,134
Contract benefits	(1,014)	(928)	(132)	(137)	(174)	(71)	(809)	(50)
Contract terminations	(24,684)	(26,906)	(4,070)	(5,091)	(1,815)	(4,553)	(5,318)	(4,234)
Contract maintenance charges	(3)	(3)	(1)	(2)	(1)	(1)	(1)	—
Other transfers (to) from FILI, net	(9)	30	17	23	(11)	10	25	8
Net increase (decrease) in net assets from contract transactions	(17,514)	(3,337)	(16,221)	(20,547)	(15,008)	(9,119)	47,424	5,806
Total increase (decrease) in net assets	27,102	37,286	14,089	6,860	(19,355)	(7,554)	49,833	8,221
Net Assets:
Beginning of period	545,597	508,311	172,758	165,898	83,533	91,087	55,404	47,183
End of period	$572,699	$545,597	$186,847	$172,758	$64,178	$83,533	$105,237	$55,404

See accompanying notes which are an integral part of the financial statements.

Annual Report
50

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI") on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. FILI is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement Annuity, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Fidelity Income Advantage, and Fidelity Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. ("Invesco")

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

As of December 31, 2020, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $78,669,000 and 1,322,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees, which are the responsibility of FILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from FILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report
51

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2020 or 2019. The Account had no Level 3 activity during 2020 and 2019.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Annual Report
52

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2020 are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	%-0.20%	0.50%	0.85	%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are subsidiaries of FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2020 were 0.045% to 0.780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2020:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$169,443	$137,553
VIP - Government Money Market Investor Class	1,159,573	1,041,207
VIP - High Income	6,681	13,230
VIP - High Income Investor Class	107,360	125,865
VIP - Equity Income	24,821	43,505
VIP - Equity Income Investor Class	62,405	54,303
VIP - Growth	59,588	57,040
VIP - Growth Investor Class	161,267	96,830
VIP - Overseas	1,287	9,235
VIP - Overseas, Investor Class	19,829	39,931
VIP - Investment Grade Bond	32,535	22,726
VIP - Investment Grade Bond Investor Class	301,216	137,615
VIP - Asset Manager	8,217	20,930
VIP - Asset Manager Investor Class	35,798	34,307
VIP - Index 500	352,951	504,234
VIP - Asset Manager Growth	2,284	7,243
VIP - Asset Manager Growth Investor Class	13,492	17,959
VIP - Contrafund	13,109	113,412
VIP - Contrafund Investor Class	158,833	235,842
VIP - Balanced	13,856	21,661
VIP - Balanced Investor Class	322,329	350,897
VIP - Dynamic Capital Appreciation	2,001	4,341
Annual Report
53

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Dynamic Cap App Investor Class	$22,351	$24,317
VIP - Growth & Income	10,086	15,032
VIP - Growth & Income Investor Class	35,077	45,446
VIP - Growth Opportunities	59,661	56,225
VIP - Growth Opportunities Investor Class	361,927	193,697
VIP - Mid Cap	4,070	39,757
VIP - Mid Cap Investor Class	42,092	101,707
VIP - Value Strategies	8,072	4,591
VIP - Value Strategies Investor Class	59,855	21,255
VIP - Utilities	4,395	13,872
VIP - Utilities Investor Class	36,369	80,764
VIP - Technology	67,158	65,485
VIP - Technology Investor Class	363,685	246,504
VIP - Energy	4,418	6,561
VIP - Energy Investor Class	38,612	22,125
VIP - Health Care	21,702	24,891
VIP - Heath Care Investor Class	177,230	120,040
VIP - Financial Services	6,636	8,219
VIP - Financial Services Investor Class	41,464	41,232
VIP - Industrials	3,689	7,184
VIP - Industrials Investor Class	33,178	37,343
VIP - Consumer Discretionary	2,515	6,577
VIP - Consumer Discretionary Investor Class	55,841	50,984
VIP - Real Estate	3,018	6,856
VIP - Real Estate Investor Class	24,515	40,221
VIP - Strategic Income	5,219	12,049
VIP - Strategic Income Investor Class	93,383	132,519
VIP - International Capital Appreciation	5,745	5,425
VIP - International Capital Appreciation Investor Class	59,567	53,772
VIP - Value	2,822	3,911
VIP - Value Investor Class	29,197	35,831
VIP - Freedom Income	2,694	1,986
VIP - Freedom Income Investor Class	32,376	25,881
VIP - Freedom 2005	1,550	1,482
VIP - Freedom 2005 Investor Class	11,774	9,589
VIP - Freedom 2010	1,622	1,554
VIP - Freedom 2010 Investor Class	16,647	11,923
VIP - Freedom 2015	2,492	3,617
VIP - Freedom 2015 Investor Class	17,149	17,577
VIP - Freedom 2020	4,876	5,440
VIP - Freedom 2020 Investor Class	36,379	41,260
VIP - Freedom 2025	3,451	2,481
VIP - Freedom 2025 Investor Class	49,444	37,502
VIP - Freedom 2030	3,491	2,871
VIP - Freedom 2030 Investor Class	56,029	37,026
VIP - Freedom Lifetime Income I	704	1,335
VIP - Freedom Lifetime Income II	2,373	3,760
VIP - Freedom Lifetime Income III	1,976	2,520
VIP - Disciplined Small Cap	3,067	6,089
VIP - Disciplined Small Cap Investor Class	31,601	37,497
VIP - Funds Manager 20%	157,827	92,912
VIP - Funds Manager 50%	198,431	201,526
VIP - Funds Manager 60%	190,751	223,187
VIP - Funds Manager 70%	171,348	194,587
VIP - Funds Manager 85%	73,018	79,454
VIP - Consumer Staples	2,570	4,562
VIP - Consumer Staples Investor Class	40,944	51,918

Annual Report
54

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Materials	$2,253	$2,594
VIP - Materials Investor Class	18,359	12,565
VIP - Telecommunications	4,285	3,967
VIP - Telecommunications Investor Class	34,067	27,020
VIP - Emerging Markets	7,868	4,490
VIP - Emerging Markets Investor Class	47,802	22,917
VIP - Floating Rate High Income	2,272	6,431
VIP - Floating Rate High Income Investor Class	30,830	97,619
VIP - Bond Index	316,283	98,646
VIP - Total Market Index	95,698	51,066
VIP - Extended Market Index	34,749	32,791
VIP - International Index	55,039	21,419
VIF - Emerging Market Equity	9,121	13,890
VIF - Emerging Market Debt	9,430	23,226
VIF - Global Strategist	4,101	3,964
Invesco - V.I. global Core Equity	1,576	4,331
WFF - VT Discovery	2,974	3,652
WFF - VT opportunity	1,617	2,068
Lazard - Retirement Emerging Markets	6,690	21,743
PVIT - Commodity Real Return	6,621	5,344
PVIT - Low Duration	156,697	95,622
PVIT - Real Return	62,494	39,097
PVIT - Total Return	88,393	88,811
BlackRock - Global Allocation	26,419	32,281
FTVIP - Templeton Global Bond	11,166	20,297
FTVIP - Franklin U.S. Gov't Securitiess	101,651	51,122

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2020:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	265,535	$265,535	$1.00
VIP - Government Money Market Investor Class	1,813,263	1,813,263	1.00
VIP - High Income	13,547	167,601	5.31
VIP - High Income Investor Class	70,335	420,183	5.27
VIP - Equity Income	15,442	390,401	23.90
VIP - Equity Income Investor Class	15,251	372,037	23.74
VIP - Growth	6,602	400,967	103.00
VIP - Growth Investor Class	6,586	479,670	102.38
VIP - Overseas	3,037	77,713	26.52
VIP - Overseas, Class R Investor Class	8,541	197,267	26.42
VIP - Investment Grade Bond	13,560	184,256	14.09
VIP - Investment Grade Bond Investor Class	70,227	938,085	14.03
VIP - Asset Manager	12,286	207,783	17.04
VIP - Asset Manager Investor Class	13,380	217,754	16.91
VIP - Index 500	9,771	2,367,299	371.59
VIP - Asset Manager Growth	3,221	56,901	22.00
VIP - Asset Manager Growth Investor Class	5,559	107,554	21.85
VIP - Contrafund	22,756	731,471	48.17
VIP - Contrafund Investor Class	38,701	1,353,795	47.83
VIP - Balanced	8,246	144,131	23.29
VIP - Balanced Investor Class	148,162	2,584,638	23.08
VIP - Dynamic Capital Appreciation	1,379	18,771	17.36
VIP - Dynamic Capital Appreciation Investor Class	8,458	117,134	17.32
VIP - Growth & Income	5,085	97,886	22.36

Annual Report
55

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth & Income Investor Class	8,560	$179,076	$22.25
VIP - Growth Opportunities	3,381	155,971	77.54
VIP - Growth Opportunities Investor Class	15,002	722,938	76.94
VIP - Mid Cap	7,249	249,044	38.72
VIP - Mid Cap Investor Class	13,696	487,638	38.44
VIP - Value Strategies	2,731	38,525	13.55
VIP - Value Strategies Investor Class	8,650	122,201	13.44
VIP - Utilities	1,375	25,032	18.04
VIP - Utilities Investor Class	7,735	137,901	17.91
VIP - Technology	8,021	155,590	30.99
VIP - Technology Investor Class	41,104	797,881	30.51
VIP - Energy	1,425	38,818	10.41
VIP - Energy Investor Class	6,377	133,270	10.39
VIP - Health Care	3,795	112,939	38.41
VIP - Heath Care Investor Class	22,195	665,159	38.04
VIP - Financial Services	1,433	19,978	12.38
VIP - Financial Services Investor Class	8,807	116,648	12.31
VIP - Industrials	1,183	25,984	23.29
VIP - Industrials Investor Class	5,240	116,491	23.10
VIP - Consumer Discretionary	745	17,613	34.37
VIP - Consumer Discretionary Investor Class	6,266	156,582	34.24
VIP - Real Estate	1,437	35,368	17.43
VIP - Real Estate Investor Class	7,860	166,056	17.32
VIP - Strategic Income	4,750	56,151	11.81
VIP - Strategic Income Investor Class	74,716	879,313	11.77
VIP - International Capital Appreciation, Class R	1,073	19,038	23.04
VIP - International Capital Appreciation Investor Class	14,994	257,001	22.85
VIP - Value	1,062	16,945	15.95
VIP - Value Investor Class	8,229	129,996	15.92
VIP - Freedom Income	976	11,291	12.74
VIP - Freedom Income Investor Class	7,323	85,741	12.68
VIP - Freedom 2005	660	8,139	13.63
VIP - Freedom 2005 Investor Class	2,594	31,112	12.97
VIP - Freedom 2010	734	9,425	14.28
VIP - Freedom 2010 Investor Class	5,131	63,507	13.73
VIP - Freedom 2015	1,662	21,311	14.12
VIP - Freedom 2015 Investor Class	7,639	93,167	13.73
VIP - Freedom 2020	1,786	23,986	15.03
VIP - Freedom 2020 Investor Class	14,858	186,146	14.36
VIP - Freedom 2025	1,214	17,475	16.84
VIP - Freedom 2025 Investor Class	16,766	222,545	15.74
VIP - Freedom 2030	1,366	19,379	16.83
VIP - Freedom 2030 Investor Class	19,457	254,820	15.70
VIP - Freedom Lifetime Income I	904	10,059	12.11
VIP - Freedom Lifetime Income II	2,396	28,777	13.83
VIP - Freedom Lifetime Income III	2,217	27,036	14.72
VIP - Disciplined Small Cap	1,176	19,274	17.27
VIP - Disciplined Small Cap Investor Class	13,612	216,525	17.18
VIP - Funds Manager 20%	72,173	819,765	11.89
VIP - Funds Manager 50%	128,922	1,565,894	13.56
VIP - Funds Manager 60%	184,075	2,028,153	11.35
VIP - Funds Manager 70%	118,175	1,454,286	13.90
VIP - Funds Manager 85%	40,070	503,178	13.86
VIP - Consumer Staples	946	17,925	19.84
VIP - Consumer Staples Investor Class	10,446	194,709	19.75

Annual Report
56

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Materials	657	$9,953	$14.17
VIP - Materials Investor Class	3,124	46,769	14.16
VIP - Telecommunications	685	9,369	17.39
VIP - Telecommunications Investor Class	5,408	72,989	17.23
VIP - Emerging Markets	1,045	13,380	14.75
VIP - Emerging Markets Investor Class	8,706	109,442	14.68
VIP - Floating Rate High Income	700	7,071	9.66
VIP - Floating Rate High Income Investor Class	14,948	150,570	9.66
VIP - Bond Index	39,642	440,343	11.35
VIP - Total Market Index	16,825	192,218	14.07
VIP - Extended Market Index	5,801	63,492	12.52
VIP - International Index	13,675	132,778	10.95
VIF - Emerging Market Equity	3,681	80,901	17.73
VIF - Emerging Market Debt	13,436	123,856	7.74
VIF - Global Strategist	2,487	33,410	10.99
Invesco - V.I. global Core Equity	1,940	18,824	11.49
WFF - VT Discovery	915	29,643	48.73
WFF - VT opportunity	768	21,263	29.63
Lazard - Retirement Emerging Markets	3,524	89,773	20.91
PVIT - Commodity Real Return	2,145	25,843	6.05
PVIT - Low Duration	42,673	453,205	10.38
PVIT - Real Return	15,012	217,375	13.92
PVIT - Total Return	49,413	569,807	11.59
BlackRock - Global Allocation V.I.	9,626	170,598	19.41
FTVIP - Templeton Global Bond	4,644	90,618	13.82
FTVIP - Franklin U.S. Gov't Securities	8,711	110,277	12.08

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market
Units Issued	14,197	6,679	392	108
Units Redeemed	(12,636)	(7,170)	(387)	(329)
Net Increase (Decrease)	1,561	(491)	5	(221)
VIP - High Income
Units Issued	87	139	5	26
Units Redeemed	(218)	(189)	(43)	(53)
Net Increase (Decrease)	(131)	(50)	(38)	(27)
VIP - Equity-Income
Units Issued	71	79	5	3
Units Redeemed	(323)	(345)	(63)	(54)
Net Increase (Decrease)	(252)	(266)	(58)	(51)
VIP - Growth
Units Issued	82	77	5	6
Units Redeemed	(268)	(305)	(33)	(45)
Net Increase (Decrease)	(186)	(228)	(28)	(39)
VIP - Overseas
Units Issued	26	24	—	1
Units Redeemed	(149)	(180)	(20)	(17)
Net Increase (Decrease)	(123)	(156)	(20)	(16)

Annual Report
57

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Investment Grade Bond
Units Issued	866	336	45	14
Units Redeemed	(648)	(491)	(122)	(129)
Net Increase (Decrease)	218	(155)	(77)	(115)
VIP - Asset Manager
Units Issued	71	40	3	2
Units Redeemed	(261)	(272)	(64)	(66)
Net Increase (Decrease)	(190)	(232)	(61)	(64)
VIP - Index 500
Units Issued	544	391	20	21
Units Redeemed	(1,166)	(738)	(114)	(91)
Net Increase (Decrease)	(622)	(347)	(94)	(70)
VIP - Asset Manager: Growth
Units Issued	21	8	—	1
Units Redeemed	(118)	(116)	(37)	(33)
Net Increase (Decrease)	(97)	(108)	(37)	(32)
VIP - Contrafund
Units Issued	231	176	17	18
Units Redeemed	(928)	(928)	(119)	(112)
Net Increase (Decrease)	(697)	(752)	(102)	(94)
VIP - Balanced
Units Issued	347	324	12	28
Units Redeemed	(527)	(430)	(124)	(141)
Net Increase (Decrease)	(180)	(106)	(112)	(113)
VIP - Dynamic Capital Appreciation
Units Issued	41	33	7	4
Units Redeemed	(98)	(112)	(16)	(14)
Net Increase (Decrease)	(57)	(79)	(9)	(10)
VIP - Growth & Income
Units Issued	93	53	2	12
Units Redeemed	(302)	(278)	(74)	(67)
Net Increase (Decrease)	(209)	(225)	(72)	(55)
VIP - Growth Opportunities
Units Issued	1,068	1,227	49	134
Units Redeemed	(1,189)	(726)	(102)	(104)
Net Increase (Decrease)	(121)	501	(53)	30
VIP - Mid Cap
Units Issued	108	97	15	5
Units Redeemed	(751)	(799)	(136)	(158)
Net Increase (Decrease)	(643)	(702)	(121)	(153)
VIP - Value Strategies
Units Issued	205	58	27	7
Units Redeemed	(164)	(181)	(34)	(41)
Net Increase (Decrease)	41	(123)	(7)	(34)
VIP - Utilities
Units Issued	145	428	16	99
Units Redeemed	(449)	(608)	(68)	(102)
Net Increase (Decrease)	(304)	(180)	(52)	(3)

Annual Report
58

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Technology
Units Issued	1,571	643	78	65
Units Redeemed	(1,569)	(834)	(87)	(80)
Net Increase (Decrease)	2	(191)	(9)	(15)
VIP - Energy
Units Issued	366	171	28	39
Units Redeemed	(494)	(287)	(67)	(76)
Net Increase (Decrease)	(128)	(116)	(39)	(37)
VIP - Health Care
Units Issued	359	203	49	32
Units Redeemed	(490)	(645)	(72)	(86)
Net Increase (Decrease)	(131)	(442)	(23)	(54)
VIP - Financial Services
Units Issued	359	158	20	41
Units Redeemed	(542)	(476)	(72)	(69)
Net Increase (Decrease)	(183)	(318)	(52)	(28)
VIP - Industrials
Units Issued	49	52	8	20
Units Redeemed	(139)	(151)	(31)	(28)
Net Increase (Decrease)	(90)	(99)	(23)	(8)
VIP - Consumer Discretionary
Units Issued	77	77	11	18
Units Redeemed	(168)	(197)	(26)	(39)
Net Increase (Decrease)	(91)	(120)	(15)	(21)
VIP - Real Estate
Units Issued	54	129	3	18
Units Redeemed	(191)	(165)	(22)	(29)
Net Increase (Decrease)	(137)	(36)	(19)	(11)
VIP - Strategic Income
Units Issued	238	279	4	27
Units Redeemed	(589)	(510)	(65)	(89)
Net Increase (Decrease)	(351)	(231)	(61)	(62)
VIP - International Capital Appreciation
Units Issued	212	148	27	20
Units Redeemed	(251)	(183)	(23)	(22)
Net Increase (Decrease)	(39)	(35)	4	(2)
VIP - Value
Units Issued	123	60	6	11
Units Redeemed	(181)	(136)	(29)	(15)
Net Increase (Decrease)	(58)	(76)	(23)	(4)
VIP - Freedom Income
Units Issued	150	67	—	—
Units Redeemed	(123)	(131)	—	—
Net Increase (Decrease)	27	(64)	—	—
VIP - Freedom 2005
Units Issued	67	23	—	—
Units Redeemed	(77)	(28)	—	—
Net Increase (Decrease)	(10)	(5)	—	—

Annual Report
59

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Freedom 2010
Units Issued	47	71	—	—
Units Redeemed	(70)	(114)	—	—
Net Increase (Decrease)	(23)	(43)	—	—
VIP - Freedom 2015
Units Issued	49	53	—	—
Units Redeemed	(163)	(145)	—	—
Net Increase (Decrease)	(114)	(92)	—	—
VIP - Freedom 2020
Units Issued	192	177	—	—
Units Redeemed	(293)	(158)	—	—
Net Increase (Decrease)	(101)	19	—	—
VIP - Freedom 2025
Units Issued	110	184	—	—
Units Redeemed	(109)	(308)	—	—
Net Increase (Decrease)	1	(124)	—	—
VIP - Freedom 2030
Units Issued	109	90	—	—
Units Redeemed	(139)	(163)	—	—
Net Increase (Decrease)	(30)	(73)	—	—
VIP - Disciplined Small Cap
Units Issued	160	170	17	26
Units Redeemed	(311)	(432)	(40)	(68)
Net Increase (Decrease)	(151)	(262)	(23)	(42)
VIP - FundsManager 20% Investor Class
Units Issued	463	309	48	28
Units Redeemed	(692)	(458)	(81)	(88)
Net Increase (Decrease)	(229)	(149)	(33)	(60)
VIP - FundsManager 50% Investor Class
Units Issued	376	253	22	3
Units Redeemed	(861)	(695)	(264)	(327)
Net Increase (Decrease)	(485)	(442)	(242)	(324)
VIP - FundsManager 60% Investor Class
Units Issued	134	97	15	31
Units Redeemed	(240)	(209)	(153)	(139)
Net Increase (Decrease)	(106)	(112)	(138)	(108)
VIP - FundsManager 70% Investor Class
Units Issued	133	106	8	8
Units Redeemed	(453)	(427)	(175)	(189)
Net Increase (Decrease)	(320)	(321)	(167)	(181)
VIP - FundsManager 85% Investor Class
Units Issued	51	60	—	2
Units Redeemed	(211)	(238)	(94)	(85)
Net Increase (Decrease)	(160)	(178)	(94)	(83)
VIP - Consumer Staples
Units Issued	73	141	16	27
Units Redeemed	(170)	(132)	(26)	(31)
Net Increase (Decrease)	(97)	9	(10)	(4)

Annual Report
60

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Materials
Units Issued	127	30	17	7
Units Redeemed	(150)	(119)	(22)	(16)
Net Increase (Decrease)	(23)	(89)	(5)	(9)
VIP - Communication Services
Units Issued	202	338	42	92
Units Redeemed	(182)	(244)	(59)	(67)
Net Increase (Decrease)	20	94	(17)	25
VIP - Emerging Markets
Units Issued	552	261	40	27
Units Redeemed	(433)	(325)	(27)	(71)
Net Increase (Decrease)	119	(64)	13	(44)
VIP - Floating Rate High Income
Units Issued	218	227	3	7
Units Redeemed	(611)	(322)	(26)	(14)
Net Increase (Decrease)	(393)	(95)	(23)	(7)
VIP - Bond Index
Units Issued	2,565	1,131	177	68
Units Redeemed	(1,385)	(419)	(163)	(64)
Net Increase (Decrease)	1,180	712	14	4
VIP - Total Market Index
Units Issued	410	579	22	38
Units Redeemed	(294)	(223)	(20)	(90)
Net Increase (Decrease)	116	356	2	(52)
VIF - Extended Market Index
Units Issued	230	362	7	86
Units Redeemed	(316)	(146)	(85)	(11)
Net Increase (Decrease)	(86)	216	(78)	75
VIF - International Index
Units Issued	344	194	9	15
Units Redeemed	(104)	(48)	(6)	(6)
Net Increase (Decrease)	240	146	3	9
VIF - Emerging Markets Equity
Units Issued	53	55	—	2
Units Redeemed	(130)	(146)	(13)	(15)
Net Increase (Decrease)	(77)	(91)	(13)	(13)
VIF - Emerging Markets Debt
Units Issued	19	19	—	3
Units Redeemed	(51)	(46)	(9)	(6)
Net Increase (Decrease)	(32)	(27)	(9)	(3)
VIF - Global Strategist
Units Issued	3	8	—	—
Units Redeemed	(34)	(42)	(19)	(17)
Net Increase (Decrease)	(31)	(34)	(19)	(17)
Invesco - V.I. Global Core Equity
Units Issued	7	7	—	—
Units Redeemed	(30)	(36)	(8)	(8)
Net Increase (Decrease)	(23)	(29)	(8)	(8)

Annual Report
61

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2020	2019	2020	2019
WFF - VT Discovery
Units Issued	3	1	—	—
Units Redeemed	(42)	(41)	(11)	(8)
Net Increase (Decrease)	(39)	(40)	(11)	(8)
WFF - VT Opportunity
Units Issued	2	3	—	—
Units Redeemed	(31)	(27)	(5)	(5)
Net Increase (Decrease)	(29)	(24)	(5)	(5)
Lazard - Retirement Emerging Markets
Units Issued	20	35	—	6
Units Redeemed	(168)	(163)	(5)	(9)
Net Increase (Decrease)	(148)	(128)	(5)	(3)
PVIT - Commodity Real Return
Units Issued	—	—	1	—
Units Redeemed	—	—	(1)	(8)
Net Increase (Decrease)	—	—	—	(8)
PVIT - Low Duration
Units Issued	1,690	423	27	13
Units Redeemed	(1,178)	(502)	(34)	(34)
Net Increase (Decrease)	512	(79)	(7)	(21)
PVIT - Real Return
Units Issued	216	37	16	8
Units Redeemed	(159)	(254)	(20)	(14)
Net Increase (Decrease)	57	(217)	(4)	(6)
PVIT - Total Return
Units Issued	364	234	16	11
Units Redeemed	(340)	(297)	(26)	(11)
Net Increase (Decrease)	24	(63)	(10)	—
Blackrock - Global Allocation V.I.
Units Issued	24	18	4	—
Units Redeemed	(71)	(92)	(7)	(9)
Net Increase (Decrease)	(47)	(74)	(3)	(9)
FTVIP - Templeton Global Bond
Units Issued	75	66	2	18
Units Redeemed	(219)	(69)	(29)	(14)
Net Increase (Decrease)	(144)	(3)	(27)	4
FTVIP - Franklin U.S. Gov't Securities
Units Issued	966	167	44	6
Units Redeemed	(459)	(99)	(35)	(27)
Net Increase (Decrease)	507	68	9	(21)
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market Investor Class
Units Issued	316,763	205,601	24	41
Units Redeemed	(306,285)	(194,785)	(29)	(35)
Net Increase (Decrease)	10,478	10,816	(5)	6

Annual Report
62

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - High Income Investor Class
Units Issued	6,604	4,260	—	—
Units Redeemed	(8,360)	(3,535)	—	—
Net Increase (Decrease)	(1,756)	725	—	—
VIP - Equity Income Investor Class
Units Issued	2,668	2,064	—	—
Units Redeemed	(3,230)	(2,612)	—	—
Net Increase (Decrease)	(562)	(548)	—	—
VIP - Growth Investor Class
Units Issued	4,037	2,180	—	—
Units Redeemed	(3,746)	(3,087)	—	—
Net Increase (Decrease)	291	(907)	—	—
VIP - Overseas, Investor Class
Units Issued	1,435	1,011	—	—
Units Redeemed	(2,623)	(2,955)	—	—
Net Increase (Decrease)	(1,188)	(1,944)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	27,924	15,712	—	—
Units Redeemed	(18,863)	(8,787)	—	—
Net Increase (Decrease)	9,061	6,925	—	—
VIP - Asset Manager Investor Class
Units Issued	1,728	1,383	—	—
Units Redeemed	(1,911)	(1,792)	—	—
Net Increase (Decrease)	(183)	(409)	—	—
VIP - Index 500
Units Issued	20,213	16,090	—	—
Units Redeemed	(24,600)	(15,112)	—	—
Net Increase (Decrease)	(4,387)	978	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	581	448	—	—
Units Redeemed	(906)	(704)	—	—
Net Increase (Decrease)	(325)	(256)	—	—
VIP - Contrafund Investor Class
Units Issued	8,193	4,520	—	—
Units Redeemed	(10,438)	(7,413)	—	—
Net Increase (Decrease)	(2,245)	(2,893)	—	—
VIP - Balanced Investor Class
Units Issued	15,115	12,223	—	—
Units Redeemed	(15,763)	(9,671)	—	—
Net Increase (Decrease)	(648)	2,552	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	692	246	—	—
Units Redeemed	(828)	(700)	—	—
Net Increase (Decrease)	(136)	(454)	—	—
VIP - Growth & Income Investor Class
Units Issued	1,174	902	—	—
Units Redeemed	(2,023)	(1,480)	—	—
Net Increase (Decrease)	(849)	(578)	—	—

Annual Report
63

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Growth Opportunities Investor Class
Units Issued	8,680	7,227	—	—
Units Redeemed	(6,997)	(4,195)	—	—
Net Increase (Decrease)	1,683	3,032	—	—
VIP - Mid Cap Investor Class
Units Issued	2,792	1,820	—	—
Units Redeemed	(5,127)	(3,856)	—	—
Net Increase (Decrease)	(2,335)	(2,036)	—	—
VIP - Value Strategies Investor Class
Units Issued	2,331	630	—	—
Units Redeemed	(1,217)	(658)	—	—
Net Increase (Decrease)	1,114	(28)	—	—
VIP - Utilities Investor Class
Units Issued	1,877	3,519	—	—
Units Redeemed	(3,589)	(2,269)	—	—
Net Increase (Decrease)	(1,712)	1,250	—	—
VIP - Technology Investor Class
Units Issued	9,778	4,003	—	—
Units Redeemed	(7,815)	(3,909)	—	—
Net Increase (Decrease)	1,963	94	—	—
VIP - Energy Investor Class
Units Issued	6,178	1,554	—	—
Units Redeemed	(4,095)	(3,194)	—	—
Net Increase (Decrease)	2,083	(1,640)	—	—
VIP - Health Care Investor Class
Units Issued	4,396	2,585	—	—
Units Redeemed	(4,057)	(4,653)	—	—
Net Increase (Decrease)	339	(2,068)	—	—
VIP - Financial Services Investor Class
Units Issued	2,561	1,369	—	—
Units Redeemed	(3,364)	(3,113)	—	—
Net Increase (Decrease)	(803)	(1,744)	—	—
VIP - Industrials Investor Class
Units Issued	1,165	856	—	—
Units Redeemed	(1,576)	(1,364)	—	—
Net Increase (Decrease)	(411)	(508)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	1,954	1,219	—	—
Units Redeemed	(1,992)	(1,861)	—	—
Net Increase (Decrease)	(38)	(642)	—	—
VIP - Real Estate Investor Class
Units Issued	1,160	2,148	—	—
Units Redeemed	(2,255)	(1,840)	—	—
Net Increase (Decrease)	(1,095)	308	—	—
VIP - Strategic Income Investor Class
Units Issued	6,030	5,806	—	—
Units Redeemed	(9,886)	(7,230)	—	—
Net Increase (Decrease)	(3,856)	(1,424)	—	—

Annual Report
64

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - International Capital Appreciation, Investor Class
Units Issued	2,998	2,722	—	—
Units Redeemed	(3,327)	(2,768)	—	—
Net Increase (Decrease)	(329)	(46)	—	—
VIP - Value Investor Class
Units Issued	1,346	810	—	—
Units Redeemed	(1,980)	(1,164)	—	—
Net Increase (Decrease)	(634)	(354)	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	2,002	811	—	—
Units Redeemed	(1,760)	(713)	—	—
Net Increase (Decrease)	242	98	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	596	374	—	—
Units Redeemed	(542)	(330)	—	—
Net Increase (Decrease)	54	44	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	676	511	—	—
Units Redeemed	(585)	(442)	—	—
Net Increase (Decrease)	91	69	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	561	398	—	—
Units Redeemed	(851)	(675)	—	—
Net Increase (Decrease)	(290)	(277)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	1,285	1,360	—	—
Units Redeemed	(2,002)	(1,598)	—	—
Net Increase (Decrease)	(717)	(238)	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	1,893	1,530	—	—
Units Redeemed	(1,935)	(1,512)	—	—
Net Increase (Decrease)	(42)	18	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	2,087	1,770	—	—
Units Redeemed	(1,954)	(1,184)	—	—
Net Increase (Decrease)	133	586	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	9	1
Units Redeemed	—	—	(65)	(49)
Net Increase (Decrease)	—	—	(56)	(48)
VIP - Freedom Lifetime Income II
Units Issued	—	—	14	21
Units Redeemed	—	—	(157)	(132)
Net Increase (Decrease)	—	—	(143)	(111)
VIP - Freedom Lifetime Income III
Units Issued	—	—	9	49
Units Redeemed	—	—	(97)	(89)
Net Increase (Decrease)	—	—	(88)	(40)
Annual Report
65

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Disciplined Small Cap Investor Class
Units Issued	1,879	1,435	—	—
Units Redeemed	(2,461)	(2,459)	—	—
Net Increase (Decrease)	(582)	(1,024)	—	—
VIP - FundsManager 20% Investor Class
Units Issued	12,816	8,134	39	40
Units Redeemed	(9,118)	(6,942)	(92)	(64)
Net Increase (Decrease)	3,698	1,192	(53)	(24)
VIP - FundsManager 50% Investor Class
Units Issued	10,649	11,205	25	12
Units Redeemed	(12,168)	(9,946)	(500)	(557)
Net Increase (Decrease)	(1,519)	1,259	(475)	(545)
VIP - FundsManager 60% Investor Class
Units Issued	8,688	8,587	32	31
Units Redeemed	(9,401)	(7,851)	(489)	(681)
Net Increase (Decrease)	(713)	736	(457)	(650)
VIP - FundsManager 70% Investor Class
Units Issued	8,300	7,257	19	2
Units Redeemed	(10,977)	(7,595)	(154)	(141)
Net Increase (Decrease)	(2,677)	(338)	(135)	(139)
VIP - FundsManager 85% Investor Class
Units Issued	2,773	2,209	38	8
Units Redeemed	(3,632)	(2,916)	(70)	(67)
Net Increase (Decrease)	(859)	(707)	(32)	(59)
VIP - Consumer Staples Investor Class
Units Issued	1,711	1,888	—	—
Units Redeemed	(2,491)	(1,792)	—	—
Net Increase (Decrease)	(780)	96	—	—
VIP - Materials Investor Class
Units Issued	1,103	267	—	—
Units Redeemed	(859)	(724)	—	—
Net Increase (Decrease)	244	(457)	—	—
VIP - Communication Services Investor Class
Units Issued	1,827	1,984	—	—
Units Redeemed	(1,710)	(1,221)	—	—
Net Increase (Decrease)	117	763	—	—
VIP - Emerging Markets Investor Class
Units Issued	3,335	2,315	—	—
Units Redeemed	(2,670)	(2,810)	—	—
Net Increase (Decrease)	665	(495)	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	2,941	5,933	—	—
Units Redeemed	(9,637)	(7,515)	—	—
Net Increase (Decrease)	(6,696)	(1,582)	—	—
VIP - Bond Index
Units Issued	35,158	17,241	—	—
Units Redeemed	(17,987)	(4,146)	—	—
Net Increase (Decrease)	17,171	13,095	—	—

Annual Report
66

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Total Market Index
Units Issued	10,696	8,039	—	—
Units Redeemed	(7,402)	(2,847)	—	—
Net Increase (Decrease)	3,294	5,192	—	—
VIP - Extended Market Index
Units Issued	3,918	4,285	—	—
Units Redeemed	(3,829)	(1,549)	—	—
Net Increase (Decrease)	89	2,736	—	—
VIP - International Index
Units Issued	6,464	6,726	—	—
Units Redeemed	(3,525)	(1,758)	—	—
Net Increase (Decrease)	2,939	4,968	—	—
VIF - Emerging Markets Equity
Units Issued	542	513	—	—
Units Redeemed	(810)	(672)	—	—
Net Increase (Decrease)	(268)	(159)	—	—
VIF - Emerging Markets Debt
Units Issued	424	621	—	—
Units Redeemed	(1,450)	(1,006)	—	—
Net Increase (Decrease)	(1,026)	(385)	—	—
VIF - Global Strategist
Units Issued	116	68	—	—
Units Redeemed	(192)	(136)	—	—
Net Increase (Decrease)	(76)	(68)	—	—
Invesco - V.I. Global Core Equity
Units Issued	85	71	—	—
Units Redeemed	(232)	(236)	—	—
Net Increase (Decrease)	(147)	(165)	—	—
Lazard - Retirement Emerging Markets
Units Issued	570	524	—	—
Units Redeemed	(1,738)	(1,345)	—	—
Net Increase (Decrease)	(1,168)	(821)	—	—
PVIT - Commodity Real Return
Units Issued	1,302	568	—	—
Units Redeemed	(1,187)	(1,069)	—	—
Net Increase (Decrease)	115	(501)	—	—
PVIT - Low Duration
Units Issued	15,250	5,319	—	—
Units Redeemed	(10,933)	(6,534)	—	—
Net Increase (Decrease)	4,317	(1,215)	—	—
PVIT - Real Return
Units Issued	4,959	1,215	—	—
Units Redeemed	(3,513)	(2,252)	—	—
Net Increase (Decrease)	1,446	(1,037)	—	—
PVIT - Total Return
Units Issued	7,651	6,397	—	—
Units Redeemed	(8,864)	(6,523)	—	—
Net Increase (Decrease)	(1,213)	(126)	—	—

Annual Report
67

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
Blackrock - Global Allocation V.I.
Units Issued	1,208	493	—	—
Units Redeemed	(2,349)	(1,907)	—	—
Net Increase (Decrease)	(1,141)	(1,414)	—	—
FTVIP - Templeton Global Bond
Units Issued	590	924	—	—
Units Redeemed	(1,787)	(1,725)	—	—
Net Increase (Decrease)	(1,197)	(801)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	9,699	1,883	—	—
Units Redeemed	(5,979)	(1,394)	—	—
Net Increase (Decrease)	3,720	489	—	—

	Fidelity Growth and Guaranteed Income
(in thousands)	2020	2019
VIP - Government Money Market Investor Class
Units Issued	3,321	1,789
Units Redeemed	(2,859)	(1,815)
Net Increase (Decrease)	462	(26)
VIP - Balanced Investor Class
Units Issued	94	199
Units Redeemed	(3,754)	(5,593)
Net Increase (Decrease)	(3,660)	(5,394)
VIP - FundsManager 60% Investor Class
Units Issued	28	55
Units Redeemed	(3,380)	(4,842)
Net Increase (Decrease)	(3,352)	(4,787)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2020	12,602	$21.11	$20.21	$265,511	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	11,036	$21.22	$20.35	$233,659	0.80%	1.00%	1.99%	1.20%	1.00%
2018	11,748	$20.97	$20.15	$245,586	0.80%	1.00%	1.65%	0.83%	0.63%
2017	9,879	$20.79	$20.03	$204,884	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	11,224	$20.82	$20.09	$233,139	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
VIP - Government Money Market Investor Class
2020	164,894	$10.41	$9.13	$1,813,259	0.10%	1.40%	0.28%	0.21%	(0.95%)
2019	153,959	$10.39	$9.22	$1,694,897	0.10%	1.40%	1.96%	1.89%	0.72%
2018	143,163	$10.20	$9.01	$1,546,389	0.10%	1.40%	1.64%	1.53%	0.20%
2017	101,184	$10.05	$8.99	$1,078,245	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	100,319	$9.99	$9.06	$1,067,744	0.10%	1.40%	0.18%	0.08%	(1.22%)
VIP - High Income
2020	1,187	$61.16	$58.55	$71,886	0.80%	1.00%	4.96%	1.92%	1.72%
2019	1,356	$60.01	$57.56	$80,631	0.80%	1.00%	5.14%	14.18%	13.96%
2018	1,433	$52.55	$50.51	$74,690	0.80%	1.00%	5.44%	(4.06%)	(4.26%)
2017	1,653	$54.78	$52.76	$89,833	0.80%	1.00%	5.18%	6.08%	5.87%
2016	1,885	$51.64	$49.83	$96,548	0.80%	1.00%	5.31%	13.69%	13.46%

Annual Report
68

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2020	18,126	$17.88	$27.99	$370,663	0.10%	0.25%	5.07%	2.64%	2.48%
2019	19,882	$17.42	$27.32	$399,726	0.10%	0.25%	5.24%	14.83%	14.65%
2018	19,157	$15.17	$23.83	$338,017	0.10%	0.25%	5.51%	(3.60%)	(3.74%)
2017	21,313	$15.74	$24.75	$392,092	0.10%	0.25%	5.13%	6.84%	6.68%
2016	22,622	$14.73	$23.20	$391,835	0.10%	0.25%	5.43%	14.52%	14.35%
VIP - Equity-Income
2020	2,624	$141.40	$135.36	$369,212	0.80%	1.00%	1.80%	5.84%	5.62%
2019	2,934	$133.60	$128.15	$389,886	0.80%	1.00%	1.99%	26.42%	26.17%
2018	3,251	$105.67	$101.57	$341,942	0.80%	1.00%	2.21%	(9.03%)	(9.21%)
2017	3,629	$116.16	$111.88	$419,673	0.80%	1.00%	1.68%	11.99%	11.77%
2016	4,020	$103.72	$100.10	$415,164	0.80%	1.00%	2.30%	17.07%	16.84%
VIP - Equity-Income Investor Class
2020	12,577	$30.24	$44.42	$362,054	0.10%	0.25%	1.79%	6.47%	6.31%
2019	13,139	$28.40	$41.79	$355,773	0.10%	0.25%	1.95%	27.22%	27.03%
2018	13,687	$22.32	$32.90	$291,581	0.10%	0.25%	2.17%	(8.47%)	(8.60%)
2017	14,877	$24.39	$35.99	$346,675	0.10%	0.25%	1.63%	12.72%	12.55%
2016	15,793	$21.64	$31.98	$327,035	0.10%	0.25%	2.45%	17.75%	17.57%
VIP - Growth
2020	2,399	$284.50	$272.36	$679,861	0.80%	1.00%	0.07%	42.74%	42.45%
2019	2,613	$199.32	$191.20	$519,163	0.80%	1.00%	0.26%	33.24%	32.97%
2018	2,880	$149.59	$143.79	$429,361	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	3,145	$151.06	$145.49	$473,564	0.80%	1.00%	0.22%	34.06%	33.79%
2016	3,343	$112.68	$108.75	$375,597	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
VIP - Growth Investor Class
2020	11,736	$58.99	$84.64	$674,257	0.10%	0.25%	0.06%	43.64%	43.42%
2019	11,445	$41.07	$59.02	$456,710	0.10%	0.25%	0.18%	34.07%	33.87%
2018	12,352	$30.63	$44.09	$367,819	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	11,613	$30.74	$44.30	$347,823	0.10%	0.25%	0.15%	34.89%	34.69%
2016	9,632	$22.79	$32.89	$213,822	0.10%	0.25%	—	0.61%	0.46%
VIP - Overseas
2020	1,210	$66.80	$63.95	$80,458	0.80%	1.00%	0.44%	14.69%	14.46%
2019	1,353	$58.25	$55.88	$78,553	0.80%	1.00%	1.69%	26.74%	26.49%
2018	1,525	$45.96	$44.17	$69,884	0.80%	1.00%	1.47%	(15.49%)	(15.66%)
2017	1,783	$54.38	$52.38	$96,589	0.80%	1.00%	1.43%	29.25%	28.99%
2016	1,854	$42.08	$40.61	$77,777	0.80%	1.00%	1.38%	(5.82%)	(6.01%)
VIP - Overseas, Investor Class
2020	9,859	$22.50	$30.89	$225,658	0.10%	0.25%	0.36%	15.38%	15.21%
2019	11,047	$19.50	$26.82	$219,800	0.10%	0.25%	1.61%	27.61%	27.42%
2018	12,991	$15.28	$21.05	$202,627	0.10%	0.25%	1.36%	(14.98%)	(15.11%)
2017	15,154	$17.98	$24.79	$279,058	0.10%	0.25%	1.50%	30.05%	29.85%
2016	12,432	$13.82	$19.09	$176,435	0.10%	0.25%	1.38%	(5.24%)	(5.38%)
VIP - Investment Grade Bond
2020	3,816	$50.44	$48.29	$191,178	0.80%	1.00%	2.24%	8.52%	8.30%
2019	3,675	$46.48	$44.59	$169,486	0.80%	1.00%	2.70%	8.79%	8.57%
2018	3,945	$42.73	$41.07	$167,175	0.80%	1.00%	2.42%	(1.33%)	(1.53%)
2017	4,406	$43.31	$41.71	$189,300	0.80%	1.00%	2.35%	3.39%	3.18%
2016	4,910	$41.89	$40.43	$204,106	0.80%	1.00%	2.26%	3.90%	3.69%
VIP - Investment Grade Bond Investor Class
2020	57,498	$15.05	$19.18	$985,291	0.10%	0.25%	2.32%	9.22%	9.06%
2019	48,437	$13.78	$17.59	$767,715	0.10%	0.25%	2.87%	9.56%	9.40%
2018	41,512	$12.58	$16.08	$605,710	0.10%	0.25%	2.36%	(0.67%)	(0.82%)
2017	47,653	$12.66	$16.21	$700,813	0.10%	0.25%	2.46%	4.10%	3.94%
2016	45,315	$12.17	$15.60	$644,812	0.10%	0.25%	2.45%	4.63%	4.47%

Annual Report
69

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2020	2,771	$75.99	$72.74	$209,493	0.80%	1.00%	1.49%	13.95%	13.72%
2019	3,022	$66.68	$63.97	$200,448	0.80%	1.00%	1.75%	17.30%	17.07%
2018	3,318	$56.85	$54.64	$187,592	0.80%	1.00%	1.65%	(6.11%)	(6.30%)
2017	3,659	$60.55	$58.32	$220,350	0.80%	1.00%	1.85%	13.19%	12.97%
2016	4,016	$53.49	$51.62	$213,632	0.80%	1.00%	1.45%	2.25%	2.04%
VIP - Asset Manager Investor Class
2020	9,193	$22.13	$31.02	$226,257	0.10%	0.25%	1.48%	14.65%	14.48%
2019	9,376	$19.30	$27.10	$202,331	0.10%	0.25%	1.73%	18.02%	17.84%
2018	9,785	$16.36	$23.00	$179,408	0.10%	0.25%	1.68%	(5.49%)	(5.63%)
2017	9,760	$17.31	$24.37	$189,009	0.10%	0.25%	1.88%	13.84%	13.67%
2016	9,363	$15.20	$21.44	$161,111	0.10%	0.25%	1.40%	2.91%	2.76%
VIP - Index 500
2020	78,449	$41.70	$114.75	$3,630,663	0.10%	1.00%	1.76%	18.12%	17.05%
2019	83,552	$35.30	$98.03	$3,306,467	0.10%	1.00%	1.99%	31.22%	30.04%
2018	82,991	$26.90	$75.39	$2,532,559	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	83,759	$28.20	$79.73	$2,712,372	0.10%	1.00%	1.83%	21.59%	20.50%
2016	78,091	$23.19	$66.17	$2,127,277	0.10%	1.00%	1.62%	11.75%	10.74%
VIP - Asset Manager: Growth
2020	1,322	$54.00	$51.70	$70,900	0.80%	1.00%	1.11%	16.32%	16.09%
2019	1,456	$46.42	$44.53	$67,088	0.80%	1.00%	1.54%	21.84%	21.60%
2018	1,596	$38.10	$36.62	$60,380	0.80%	1.00%	1.41%	(8.39%)	(8.58%)
2017	1,759	$41.59	$40.06	$72,692	0.80%	1.00%	1.25%	17.78%	17.54%
2016	1,934	$35.31	$34.08	$67,849	0.80%	1.00%	1.37%	1.64%	1.44%
VIP - Asset Manager: Growth Investor Class
2020	4,416	$25.69	$37.15	$121,466	0.10%	0.25%	1.06%	17.08%	16.90%
2019	4,741	$21.95	$31.78	$111,526	0.10%	0.25%	1.50%	22.58%	22.39%
2018	4,997	$17.90	$25.97	$96,219	0.10%	0.25%	1.37%	(7.82%)	(7.96%)
2017	5,117	$19.42	$28.21	$106,975	0.10%	0.25%	1.25%	18.57%	18.39%
2016	5,144	$16.38	$23.83	$91,347	0.10%	0.25%	1.30%	2.25%	2.09%
VIP - Contrafund
2020	7,278	$151.24	$144.79	$1,096,430	0.80%	1.00%	0.25%	29.52%	29.26%
2019	8,077	$116.77	$112.02	$939,288	0.80%	1.00%	0.46%	30.53%	30.26%
2018	8,923	$89.46	$85.99	$795,340	0.80%	1.00%	0.69%	(7.13%)	(7.32%)
2017	9,841	$96.33	$92.78	$944,666	0.80%	1.00%	0.99%	20.90%	20.66%
2016	10,833	$79.68	$76.89	$860,104	0.80%	1.00%	0.79%	7.14%	6.93%
VIP - Contrafund Investor Class
2020	42,973	$41.22	$62.41	$1,851,077	0.10%	0.25%	0.18%	30.35%	30.15%
2019	45,218	$31.62	$47.95	$1,503,490	0.10%	0.25%	0.39%	31.36%	31.16%
2018	48,111	$24.07	$36.56	$1,221,858	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	49,353	$25.77	$39.20	$1,346,901	0.10%	0.25%	0.93%	21.69%	21.50%
2016	51,036	$21.18	$32.26	$1,149,056	0.10%	0.25%	0.77%	7.81%	7.64%
VIP - Balanced
2020	3,966	$48.85	$46.76	$192,127	0.80%	1.00%	1.45%	21.41%	21.16%
2019	4,258	$40.24	$38.60	$169,897	0.80%	1.00%	1.73%	23.51%	23.26%
2018	4,477	$32.58	$31.31	$144,570	0.80%	1.00%	1.44%	(4.99%)	(5.18%)
2017	4,849	$34.29	$33.02	$164,922	0.80%	1.00%	1.45%	15.50%	15.26%
2016	5,071	$29.69	$28.65	$149,344	0.80%	1.00%	1.31%	6.40%	6.19%
VIP - Balanced Investor Class
2020	108,982	$30.48	$41.99	$3,419,574	0.10%	1.40%	1.39%	22.23%	20.64%
2019	113,290	$24.93	$34.81	$2,920,528	0.10%	1.40%	1.69%	24.26%	22.64%
2018	116,132	$20.07	$28.38	$2,407,194	0.10%	1.40%	1.41%	(4.37%)	(5.63%)
2017	117,571	$20.98	$30.08	$2,542,316	0.10%	1.40%	1.42%	16.16%	14.66%
2016	117,471	$18.06	$26.23	$2,176,764	0.10%	1.40%	1.30%	7.07%	5.68%

Annual Report
70

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation
2020	450	$53.56	$51.73	$23,928	0.80%	1.00%	0.22%	32.54%	32.27%
2019	516	$40.41	$39.11	$20,742	0.80%	1.00%	0.60%	29.04%	28.78%
2018	605	$31.32	$30.37	$18,876	0.80%	1.00%	0.57%	(5.65%)	(5.84%)
2017	674	$33.19	$32.25	$22,264	0.80%	1.00%	0.85%	22.90%	22.65%
2016	845	$27.01	$26.30	$22,745	0.80%	1.00%	0.80%	2.05%	1.85%
VIP - Dynamic Capital Appreciation Investor Class
2020	3,139	$45.10	$71.08	$146,488	0.10%	0.25%	0.16%	33.40%	33.20%
2019	3,275	$33.81	$53.36	$115,114	0.10%	0.25%	0.54%	29.94%	29.74%
2018	3,729	$26.02	$41.13	$101,034	0.10%	0.25%	0.49%	(5.09%)	(5.24%)
2017	3,776	$27.42	$43.40	$108,387	0.10%	0.25%	0.77%	23.62%	23.43%
2016	4,520	$22.18	$35.16	$105,229	0.10%	0.25%	0.75%	2.71%	2.55%
VIP - Growth & Income
2020	2,284	$50.12	$47.98	$113,765	0.80%	1.00%	2.11%	6.98%	6.77%
2019	2,565	$46.85	$44.94	$119,329	0.80%	1.00%	3.57%	29.01%	28.75%
2018	2,845	$36.32	$34.91	$102,639	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	3,235	$40.22	$38.74	$129,319	0.80%	1.00%	1.24%	15.96%	15.73%
2016	3,586	$34.69	$33.47	$123,569	0.80%	1.00%	1.73%	15.15%	14.92%
VIP - Growth & Income Investor Class
2020	5,605	$35.03	$47.69	$190,471	0.10%	0.25%	2.03%	7.65%	7.49%
2019	6,454	$32.54	$44.37	$203,649	0.10%	0.25%	3.51%	29.85%	29.65%
2018	7,032	$25.06	$34.22	$171,312	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	7,947	$27.59	$37.72	$213,340	0.10%	0.25%	1.17%	16.71%	16.53%
2016	8,157	$23.64	$32.37	$188,088	0.10%	0.25%	1.92%	15.85%	15.67%
VIP - Growth Opportunities
2020	3,024	$87.21	$83.49	$262,165	0.80%	1.00%	0.01%	67.31%	66.97%
2019	3,198	$52.13	$50.00	$165,715	0.80%	1.00%	0.16%	39.71%	39.43%
2018	2,667	$37.31	$35.86	$98,882	0.80%	1.00%	0.11%	11.56%	11.33%
2017	2,629	$33.45	$32.21	$87,425	0.80%	1.00%	0.30%	33.44%	33.17%
2016	2,841	$25.06	$24.19	$70,795	0.80%	1.00%	0.30%	(0.47%)	(0.67%)
VIP - Growth Opportunities Investor Class
2020	13,926	$86.33	$142.05	$1,154,274	0.10%	0.25%	0.01%	68.35%	68.10%
2019	12,243	$51.28	$84.50	$599,630	0.10%	0.25%	0.10%	40.57%	40.36%
2018	9,211	$36.48	$60.20	$321,276	0.10%	0.25%	0.10%	12.29%	12.12%
2017	7,258	$32.49	$53.70	$224,576	0.10%	0.25%	0.24%	34.25%	34.05%
2016	7,037	$24.20	$40.06	$162,076	0.10%	0.25%	0.21%	0.15%	—
VIP - Mid Cap
2020	4,691	$60.23	$57.77	$280,720	0.80%	1.00%	0.65%	17.24%	17.00%
2019	5,455	$51.37	$49.38	$278,523	0.80%	1.00%	0.84%	22.46%	22.21%
2018	6,310	$41.95	$40.40	$262,981	0.80%	1.00%	0.63%	(15.23%)	(15.40%)
2017	7,013	$49.49	$47.75	$345,185	0.80%	1.00%	0.69%	19.85%	19.60%
2016	7,850	$41.29	$39.93	$322,341	0.80%	1.00%	0.50%	11.34%	11.11%
VIP - Mid Cap Investor Class
2020	16,360	$28.26	$49.97	$526,491	0.10%	0.25%	0.57%	17.96%	17.78%
2019	18,695	$23.95	$42.43	$515,047	0.10%	0.25%	0.80%	23.23%	23.04%
2018	20,731	$19.44	$34.48	$466,686	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	21,798	$22.78	$40.48	$579,930	0.10%	0.25%	0.64%	20.60%	20.42%
2016	22,234	$18.89	$33.61	$494,945	0.10%	0.25%	0.46%	12.02%	11.85%
VIP - Value Strategies
2020	1,081	$34.48	$33.30	$36,927	0.80%	1.00%	1.39%	7.39%	7.17%
2019	1,047	$32.10	$31.07	$33,380	0.80%	1.00%	1.62%	33.45%	33.18%
2018	1,204	$24.06	$23.33	$28,769	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	1,430	$29.33	$28.50	$41,702	0.80%	1.00%	1.46%	18.40%	18.17%
2016	1,672	$24.77	$24.12	$41,201	0.80%	1.00%	1.08%	8.75%	8.53%
Annual Report
71

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies Investor Class
2020	3,903	$29.45	$60.49	$116,259	0.10%	0.25%	1.53%	8.16%	7.99%
2019	2,789	$27.23	$56.01	$76,969	0.10%	0.25%	1.61%	34.14%	33.94%
2018	2,817	$20.30	$41.82	$58,000	0.10%	0.25%	0.87%	(17.45%)	(17.58%)
2017	3,457	$24.59	$50.74	$86,463	0.10%	0.25%	1.38%	19.18%	19.00%
2016	4,126	$20.64	$42.64	$86,934	0.10%	0.25%	1.04%	9.42%	9.26%
VIP - Utilities (10)
2020	732	$34.05	$32.74	$24,771	0.80%	1.00%	2.46%	(0.98%)	(1.18%)
2019	1,088	$34.39	$33.13	$37,258	0.80%	1.00%	2.18%	22.20%	21.95%
2018	1,271	$28.14	$27.17	$35,650	0.80%	1.00%	2.36%	7.94%	7.72%
2017	929	$26.07	$25.22	$24,149	0.80%	1.00%	2.10%	16.94%	16.71%
2016	1,082	$22.29	$21.61	$24,014	0.80%	1.00%	1.44%	13.18%	12.95%
VIP - Utilities Investor Class (8)
2020	4,202	$29.67	$36.71	$138,543	0.10%	0.25%	2.38%	(0.36%)	(0.51%)
2019	5,914	$29.78	$36.90	$198,015	0.10%	0.25%	2.23%	23.01%	22.83%
2018	4,664	$24.21	$30.04	$127,653	0.10%	0.25%	2.06%	8.55%	8.39%
2017	3,812	$22.30	$27.72	$97,020	0.10%	0.25%	2.06%	17.72%	17.54%
2016	4,136	$18.94	$23.58	$89,636	0.10%	0.25%	1.78%	13.92%	13.75%
VIP - Technology (8)
2020	2,901	$86.02	$82.71	$248,510	0.80%	1.00%	0.08%	63.63%	63.30%
2019	2,908	$52.57	$50.65	$152,286	0.80%	1.00%	0.44%	50.11%	49.81%
2018	3,114	$35.02	$33.81	$108,683	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	3,601	$38.22	$36.97	$137,162	0.80%	1.00%	0.01%	49.58%	49.28%
2016	2,507	$25.55	$24.77	$63,804	0.80%	1.00%	0.12%	10.48%	10.26%
VIP - Technology Investor Class (8)
2020	14,515	$76.20	$175.47	$1,254,095	0.10%	0.25%	0.06%	64.60%	64.35%
2019	12,552	$46.29	$106.76	$671,839	0.10%	0.25%	0.39%	51.11%	50.89%
2018	12,458	$30.64	$70.76	$447,074	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	12,511	$33.22	$76.84	$490,790	0.10%	0.25%	0.01%	50.43%	50.21%
2016	8,632	$22.08	$51.15	$229,140	0.10%	0.25%	0.07%	11.23%	11.06%
VIP - Energy (8)
2020	1,019	$14.60	$14.04	$14,829	0.80%	1.00%	2.68%	(33.31%)	(33.44%)
2019	1,186	$21.90	$21.10	$25,873	0.80%	1.00%	1.99%	9.20%	8.98%
2018	1,339	$20.05	$19.36	$26,757	0.80%	1.00%	0.92%	(25.19%)	(25.34%)
2017	1,503	$26.80	$25.93	$40,129	0.80%	1.00%	1.53%	(3.25%)	(3.45)%
2016	2,103	$27.70	$26.86	$58,053	0.80%	1.00%	0.71%	32.77%	32.51%
VIP - Energy Investor Class (8)
2020	7,723	$8.11	$11.97	$66,258	0.10%	0.25%	2.98%	(32.87%)	(32.97%)
2019	5,640	$12.08	$17.86	$72,726	0.10%	0.25%	1.87%	9.87%	9.71%
2018	7,280	$10.99	$16.28	$85,583	0.10%	0.25%	0.87%	(24.73%)	(24.84%)
2017	7,097	$14.60	$21.66	$111,672	0.10%	0.25%	1.47%	(2.66)%	(2.81%)
2016	9,173	$15.00	$22.29	$149,211	0.10%	0.25%	0.72%	33.57%	33.37%
VIP - Health Care (8)
2020	2,031	$72.13	$69.36	$145,735	0.80%	1.00%	0.55%	20.61%	20.36%
2019	2,185	$59.80	$57.62	$130,102	0.80%	1.00%	0.23%	27.34%	27.09%
2018	2,681	$46.96	$45.34	$125,420	0.80%	1.00%	0.20%	6.99%	6.77%
2017	2,714	$43.90	$42.47	$118,717	0.80%	1.00%	0.26%	24.05%	23.80%
2016	3,353	$35.39	$34.30	$118,217	0.80%	1.00%	0.14%	(11.15%)	(11.33%)
VIP - Health Care Investor Class (8)
2020	12,809	$63.95	$92.98	$844,282	0.10%	0.25%	0.50%	21.37%	21.18%
2019	12,470	$52.69	$76.73	$680,656	0.10%	0.25%	0.15%	28.16%	27.97%
2018	14,538	$41.11	$59.96	$620,666	0.10%	0.25%	0.14%	7.61%	7.45%
2017	13,485	$38.20	$55.80	$536,505	0.10%	0.25%	0.20%	24.84%	24.66%
2016	15,205	$30.60	$44.76	$486,468	0.10%	0.25%	0.08%	(10.59%)	(10.73%)

Annual Report
72

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (8)
2020	929	$19.18	$18.44	$17,730	0.80%	1.00%	2.33%	(0.04%)	(0.25%)
2019	1,164	$19.19	$18.49	$22,214	0.80%	1.00%	1.96%	33.25%	32.99%
2018	1,510	$14.40	$13.90	$21,657	0.80%	1.00%	1.07%	(16.41%)	(16.58%)
2017	2,340	$17.22	$16.66	$40,162	0.80%	1.00%	0.76%	20.28%	20.04%
2016	2,682	$14.32	$13.88	$38,325	0.80%	1.00%	1.20%	17.77%	17.53%
VIP - Financial Services Investor Class (8)
2020	4,953	$27.01	$42.04	$108,409	0.10%	0.25%	2.38%	0.53%	0.38%
2019	5,756	$26.87	$41.88	$124,129	0.10%	0.25%	1.90%	34.15%	33.95%
2018	7,500	$20.03	$31.27	$120,583	0.10%	0.25%	1.03%	(15.90%)	(16.03%)
2017	9,140	$23.82	$37.24	$172,892	0.10%	0.25%	0.70%	21.05%	20.87%
2016	7,613	$19.68	$30.81	$118,002	0.10%	0.25%	0.79%	18.39%	18.21%
VIP - Industrials (8)
2020	479	$57.89	$55.67	$27,545	0.80%	1.00%	0.56%	11.41%	11.19%
2019	592	$51.96	$50.06	$30,600	0.80%	1.00%	1.04%	27.12%	26.86%
2018	699	$40.87	$39.46	$28,433	0.80%	1.00%	0.76%	(15.80%)	(15.97%)
2017	829	$48.55	$46.96	$40,063	0.80%	1.00%	0.71%	19.19%	18.95%
2016	951	$40.73	$39.48	$38,550	0.80%	1.00%	0.72%	14.94%	14.71%
VIP - Industrials Investor Class (8)
2020	3,186	$33.91	$59.21	$121,047	0.10%	0.25%	0.50%	12.08%	11.91%
2019	3,597	$30.25	$52.90	$123,837	0.10%	0.25%	1.00%	27.96%	27.77%
2018	4,105	$23.64	$41.41	$111,321	0.10%	0.25%	0.66%	(15.27%)	(15.40%)
2017	4,777	$27.90	$48.94	$153,817	0.10%	0.25%	0.65%	19.93%	19.75%
2016	5,004	$23.27	$40.87	$135,052	0.10%	0.25%	0.74%	15.62%	15.44%
VIP - Consumer Discretionary (8)
2020	493	$52.24	$50.23	$25,632	0.80%	1.00%	0.11%	35.06%	34.79%
2019	599	$38.68	$37.27	$23,062	0.80%	1.00%	0.31%	26.18%	25.92%
2018	740	$30.65	$29.60	$22,599	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	642	$31.24	$30.22	$19,984	0.80%	1.00%	0.54%	21.19%	20.94%
2016	845	$25.78	$24.99	$21,659	0.80%	1.00%	0.63%	4.39%	4.18%
VIP - Consumer Discretionary Investor Class (8)
2020	4,169	$50.70	$91.45	$214,538	0.10%	0.25%	0.09%	35.86%	35.66%
2019	4,207	$37.32	$67.41	$160,376	0.10%	0.25%	0.24%	27.00%	26.81%
2018	4,849	$29.38	$53.16	$146,065	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	3,719	$29.76	$53.92	$113,709	0.10%	0.25%	0.47%	21.95%	21.76%
2016	4,414	$24.40	$44.28	$111,490	0.10%	0.25%	0.62%	5.01%	4.86%
VIP - Real Estate
2020	668	$37.67	$36.38	$25,031	0.80%	1.00%	2.09%	(7.30%)	(7.49%)
2019	824	$40.64	$39.32	$33,331	0.80%	1.00%	1.72%	22.23%	21.99%
2018	871	$33.24	$32.24	$28,875	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	1,043	$35.74	$34.72	$37,194	0.80%	1.00%	1.72%	3.24%	3.03%
2016	1,376	$34.62	$33.70	$47,388	0.80%	1.00%	1.33%	4.90%	4.69%
VIP - Real Estate Investor Class
2020	5,564	$22.33	$53.86	$136,135	0.10%	0.25%	2.04%	(6.70%)	(6.85%)
2019	6,659	$23.93	$57.82	$175,399	0.10%	0.25%	1.75%	23.02%	22.84%
2018	6,351	$19.46	$47.07	$136,704	0.10%	0.25%	2.71%	(6.43%)	(6.57%)
2017	7,330	$20.79	$50.38	$169,524	0.10%	0.25%	1.68%	3.89%	3.73%
2016	9,315	$20.01	$48.57	$208,993	0.10%	0.25%	1.34%	5.54%	5.38%
VIP - Strategic Income
2020	2,443	$23.06	$22.30	$56,046	0.80%	1.00%	3.12%	6.65%	6.44%
2019	2,855	$21.62	$20.95	$61,512	0.80%	1.00%	3.18%	10.00%	9.78%
2018	3,148	$19.66	$19.08	$61,616	0.80%	1.00%	3.47%	(3.35%)	(3.55%)
2017	3,712	$20.34	$19.79	$75,222	0.80%	1.00%	3.14%	6.93%	6.72%
2016	3,772	$19.02	$18.54	$71,497	0.80%	1.00%	3.42%	7.40%	7.19%

Annual Report
73

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income Investor Class
2020	45,937	$16.21	$23.37	$879,413	0.10%	0.25%	3.22%	7.40%	7.24%
2019	49,793	$15.09	$21.79	$896,128	0.10%	0.25%	3.27%	10.78%	10.62%
2018	51,217	$13.62	$19.70	$840,109	0.10%	0.25%	3.47%	(2.72%)	(2.86%)
2017	58,613	$14.00	$20.28	$989,993	0.10%	0.25%	3.25%	7.68%	7.51%
2016	55,023	$13.01	$18.86	$874,097	0.10%	0.25%	3.56%	8.06%	7.90%
VIP - International Capital Appreciation
2020	855	$29.00	$28.10	$24,736	0.80%	1.00%	0.31%	21.26%	21.01%
2019	890	$23.91	$23.22	$21,241	0.80%	1.00%	0.57%	32.26%	32.00%
2018	927	$18.08	$17.59	$16,710	0.80%	1.00%	0.60%	(13.45%)	(13.63%)
2017	1,130	$20.89	$20.37	$23,542	0.80%	1.00%	0.53%	35.36%	35.09%
2016	856	$15.43	$15.08	$13,178	0.80%	1.00%	0.84%	(3.76%)	(3.95%)
VIP - International Capital Appreciation Investor Class
2020	11,108	$31.27	$59.25	$342,612	0.10%	0.25%	0.27%	22.02%	21.83%
2019	11,437	$25.63	$48.63	$289,855	0.10%	0.25%	0.47%	33.02%	32.82%
2018	11,483	$19.27	$36.61	$218,230	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	11,811	$22.12	$42.10	$258,783	0.10%	0.25%	0.49%	36.19%	35.99%
2016	8,795	$16.24	$30.96	$141,608	0.10%	0.25%	0.82%	(3.11%)	(3.25%)
VIP - Value
2020	631	$26.91	$26.08	$16,940	0.80%	1.00%	1.49%	5.41%	5.19%
2019	712	$25.53	$24.80	$18,112	0.80%	1.00%	1.80%	31.07%	30.81%
2018	792	$19.48	$18.96	$15,359	0.80%	1.00%	1.07%	(14.53%)	(14.71%)
2017	922	$22.79	$22.22	$20,973	0.80%	1.00%	1.29%	14.66%	14.43%
2016	1,106	$19.88	$19.42	$21,913	0.80%	1.00%	1.00%	11.18%	10.96%
VIP - Value Investor Class
2020	4,379	$31.04	$53.90	$131,011	0.10%	0.25%	1.39%	6.09%	5.93%
2019	5,013	$29.25	$50.88	$141,244	0.10%	0.25%	1.75%	31.88%	31.68%
2018	5,367	$22.18	$38.64	$114,745	0.10%	0.25%	1.04%	(13.96%)	(14.09%)
2017	5,510	$25.78	$44.98	$137,463	0.10%	0.25%	1.22%	15.40%	15.23%
2016	6,260	$22.34	$39.03	$135,513	0.10%	0.25%	1.05%	11.77%	11.60%
VIP - Freedom Income
2020	672	$18.52	$18.52	$12,440	0.80%	0.80%	1.34%	9.59%	9.59%
2019	645	$16.90	$16.90	$10,908	0.80%	0.80%	2.05%	11.05%	11.05%
2018	709	$15.21	$15.21	$10,785	0.80%	0.80%	1.63%	(2.75%)	(2.75%)
2017	768	$15.64	$15.64	$12,019	0.80%	0.80%	1.59%	7.62%	7.62%
2016	769	$14.54	$14.54	$11,183	0.80%	0.80%	1.43%	3.67%	3.67%
VIP - Investor Freedom Income Investor Class
2020	5,031	$16.63	$20.30	$92,853	0.10%	0.25%	1.35%	10.29%	10.12%
2019	4,789	$15.07	$18.43	$81,005	0.10%	0.25%	2.21%	11.91%	11.74%
2018	4,691	$13.47	$16.50	$71,014	0.10%	0.25%	1.76%	(2.13%)	(2.28%)
2017	4,491	$13.76	$16.88	$70,716	0.10%	0.25%	1.55%	8.34%	8.18%
2016	4,385	$12.70	$15.60	$63,924	0.10%	0.25%	1.49%	4.33%	4.17%
VIP - Freedom 2005
2020	434	$20.73	$20.73	$9,000	0.80%	0.80%	1.31%	10.36%	10.36%
2019	444	$18.78	$18.78	$8,342	0.80%	0.80%	2.16%	12.90%	12.90%
2018	449	$16.64	$16.64	$7,477	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	427	$17.28	$17.28	$7,377	0.80%	0.80%	1.63%	10.18%	10.18%
2016	374	$15.68	$15.68	$5,861	0.80%	0.80%	1.47%	4.16%	4.16%
VIP - Investor Freedom 2005 Investor Class
2020	1,604	$19.08	$25.83	$33,642	0.10%	0.25%	1.37%	10.97%	10.80%
2019	1,550	$17.19	$23.32	$29,607	0.10%	0.25%	2.14%	13.77%	13.60%
2018	1,506	$15.11	$20.52	$25,309	0.10%	0.25%	1.67%	(3.13%)	(3.28%)
2017	1,404	$15.60	$21.22	$24,589	0.10%	0.25%	1.72%	10.86%	10.69%
2016	1,037	$14.07	$19.17	$16,834	0.10%	0.25%	1.47%	4.83%	4.68%

Annual Report
74

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010
2020	454	$23.08	$23.08	$10,486	0.80%	0.80%	1.34%	11.59%	11.59%
2019	477	$20.68	$20.68	$9,856	0.80%	0.80%	2.03%	15.16%	15.16%
2018	520	$17.96	$17.96	$9,342	0.80%	0.80%	1.65%	(4.78%)	(4.78%)
2017	561	$18.86	$18.86	$10,576	0.80%	0.80%	1.48%	12.17%	12.17%
2016	613	$16.81	$16.81	$10,312	0.80%	0.80%	1.45%	4.61%	4.61%
VIP - Investor Freedom 2010 Investor Class
2020	2,941	$21.21	$29.27	$70,453	0.10%	0.25%	1.34%	12.29%	12.12%
2019	2,850	$18.89	$26.10	$61,454	0.10%	0.25%	2.17%	15.99%	15.81%
2018	2,781	$16.29	$22.54	$51,905	0.10%	0.25%	1.56%	(4.15%)	(4.30%)
2017	3,136	$16.99	$23.55	$61,180	0.10%	0.25%	1.54%	12.93%	12.77%
2016	3,110	$15.05	$20.88	$53,982	0.10%	0.25%	1.49%	5.23%	5.07%
VIP - Freedom 2015
2020	953	$24.62	$24.62	$23,473	0.80%	0.80%	1.27%	12.93%	12.93%
2019	1,067	$21.80	$21.80	$23,256	0.80%	0.80%	2.04%	17.31%	17.31%
2018	1,159	$18.58	$18.58	$21,534	0.80%	0.80%	1.55%	(5.83%)	(5.83%)
2017	1,289	$19.73	$19.73	$25,435	0.80%	0.80%	1.49%	14.18%	14.18%
2016	1,411	$17.28	$17.28	$24,390	0.80%	0.80%	1.46%	5.07%	5.07%
VIP - Investor Freedom 2015 Investor Class
2020	4,087	$22.43	$31.32	$104,884	0.10%	0.25%	1.29%	13.59%	13.42%
2019	4,377	$19.75	$27.62	$99,136	0.10%	0.25%	2.07%	18.12%	17.94%
2018	4,654	$16.72	$23.42	$89,717	0.10%	0.25%	1.50%	(5.11%)	(5.26%)
2017	5,038	$17.62	$24.72	$102,406	0.10%	0.25%	1.50%	14.87%	14.70%
2016	5,082	$15.34	$21.55	$90,327	0.10%	0.25%	1.54%	5.72%	5.56%
VIP - Freedom 2020
2020	1,048	$25.61	$25.61	$26,850	0.80%	0.80%	1.31%	14.14%	14.14%
2019	1,149	$22.44	$22.44	$25,773	0.80%	0.80%	2.16%	19.17%	19.17%
2018	1,130	$18.83	$18.83	$21,283	0.80%	0.80%	1.46%	(6.62%)	(6.62%)
2017	1,253	$20.16	$20.16	$25,269	0.80%	0.80%	1.46%	15.69%	15.69%
2016	1,389	$17.43	$17.43	$24,216	0.80%	0.80%	1.50%	5.27%	5.27%
VIP - Investor Freedom 2020 Investor Class
2020	8,110	$24.01	$34.85	$213,363	0.10%	0.25%	1.28%	14.84%	14.67%
2019	8,827	$20.91	$30.39	$203,948	0.10%	0.25%	2.06%	19.99%	19.81%
2018	9,065	$17.42	$25.36	$175,246	0.10%	0.25%	1.43%	(6.04%)	(6.18%)
2017	9,665	$18.54	$27.03	$199,123	0.10%	0.25%	1.50%	16.44%	16.26%
2016	9,464	$15.93	$23.25	$170,145	0.10%	0.25%	1.54%	5.93%	5.77%
VIP - Freedom 2025
2020	739	$27.66	$27.66	$20,442	0.80%	0.80%	1.25%	15.02%	15.02%
2019	738	$24.04	$24.04	$17,753	0.80%	0.80%	1.90%	20.88%	20.88%
2018	862	$19.89	$19.89	$17,153	0.80%	0.80%	1.41%	(7.27%)	(7.27%)
2017	855	$21.45	$21.45	$18,343	0.80%	0.80%	1.53%	16.95%	16.95%
2016	698	$18.34	$18.34	$12,809	0.80%	0.80%	1.41%	5.34%	5.34%
VIP - Investor Freedom 2025 Investor Class
2020	9,292	$26.04	$38.27	$263,893	0.10%	0.25%	1.27%	15.76%	15.59%
2019	9,334	$22.49	$33.11	$230,229	0.10%	0.25%	2.03%	21.61%	21.43%
2018	9,316	$18.50	$27.26	$189,548	0.10%	0.25%	1.43%	(6.65%)	(6.79%)
2017	9,260	$19.81	$29.25	$202,277	0.10%	0.25%	1.52%	17.71%	17.53%
2016	8,132	$16.83	$24.89	$152,769	0.10%	0.25%	1.55%	6.00%	5.84%
VIP - Freedom 2030
2020	804	$28.57	$28.57	$22,983	0.80%	0.80%	1.26%	15.95%	15.95%
2019	834	$24.64	$24.64	$20,557	0.80%	0.80%	2.00%	23.43%	23.43%
2018	907	$19.96	$19.96	$18,099	0.80%	0.80%	1.31%	(8.52%)	(8.52%)
2017	957	$21.83	$21.83	$20,894	0.80%	0.80%	1.41%	20.00%	20.00%
2016	950	$18.19	$18.19	$17,273	0.80%	0.80%	1.47%	5.75%	5.75%

Annual Report
75

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2030 Investor Class
2020	10,341	$27.82	$41.60	$305,469	0.10%	0.25%	1.27%	16.70%	16.53%
2019	10,208	$23.84	$35.70	$259,742	0.10%	0.25%	2.05%	24.30%	24.11%
2018	9,622	$19.18	$28.76	$198,026	0.10%	0.25%	1.34%	(7.97%)	(8.11%)
2017	8,856	$20.84	$31.30	$199,210	0.10%	0.25%	1.45%	20.80%	20.62%
2016	7,743	$17.25	$25.95	$145,170	0.10%	0.25%	1.49%	6.40%	6.24%
VIP - Freedom Lifetime Income I
2020	537	$20.40	$20.40	$10,968	0.60%	0.60%	1.31%	9.78%	9.78%
2019	593	$18.58	$18.58	$11,019	0.60%	0.60%	2.17%	11.61%	11.61%
2018	641	$16.65	$16.65	$10,685	0.60%	0.60%	1.64%	(3.16%)	(3.16%)
2017	697	$17.19	$17.19	$11,994	0.60%	0.60%	1.96%	6.97%	6.97%
2016	769	$16.07	$16.07	$12,375	0.60%	0.60%	1.94%	4.42%	4.42%
VIP - Freedom Lifetime Income II
2020	1,416	$23.41	$23.41	$33,150	0.60%	0.60%	1.30%	12.10%	12.10%
2019	1,559	$20.88	$20.88	$32,571	0.60%	0.60%	2.10%	15.88%	15.88%
2018	1,670	$18.02	$18.02	$30,105	0.60%	0.60%	1.53%	(4.53%)	(4.53%)
2017	1,786	$18.88	$18.88	$33,746	0.60%	0.60%	1.70%	11.62%	11.62%
2016	1,943	$16.91	$16.91	$32,875	0.60%	0.60%	1.85%	5.27%	5.27%
VIP - Freedom Lifetime Income III
2020	1,216	$26.85	$26.85	$32,659	0.60%	0.60%	1.25%	14.54%	14.54%
2019	1,304	$23.44	$23.44	$30,573	0.60%	0.60%	2.03%	19.72%	19.72%
2018	1,344	$19.58	$19.58	$26,285	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	1,433	$20.88	$20.88	$29,949	0.60%	0.60%	1.74%	15.16%	15.16%
2016	1,425	$18.14	$18.14	$25,853	0.60%	0.60%	1.98%	6.19%	6.19%
VIP - Disciplined Small Cap
2020	812	$25.13	$24.40	$20,323	0.80%	1.00%	0.80%	17.50%	17.27%
2019	986	$21.39	$20.81	$21,023	0.80%	1.00%	0.92%	22.72%	22.47%
2018	1,290	$17.43	$16.99	$22,406	0.80%	1.00%	0.81%	(13.78%)	(13.96%)
2017	1,459	$20.22	$19.75	$29,391	0.80%	1.00%	0.68%	6.16%	5.95%
2016	2,044	$19.04	$18.64	$38,801	0.80%	1.00%	0.71%	21.70%	21.46%
VIP - Disciplined Small Cap Investor Class
2020	7,586	$34.11	$49.94	$233,854	0.10%	0.25%	0.74%	18.21%	18.03%
2019	8,168	$28.85	$42.31	$212,123	0.10%	0.25%	0.91%	23.43%	23.24%
2018	9,192	$23.38	$34.33	$193,675	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	9,407	$26.92	$39.60	$228,375	0.10%	0.25%	0.63%	6.80%	6.64%
2016	10,577	$25.21	$37.13	$240,229	0.10%	0.25%	0.62%	22.42%	22.24%
VIP - FundsManager 20% Investor Class
2020	49,915	$15.81	$16.05	$858,205	0.10%	1.00%	1.17%	8.10%	7.12%
2019	46,532	$14.63	$14.98	$744,100	0.10%	1.00%	1.99%	10.29%	9.30%
2018	45,573	$13.26	$13.71	$663,025	0.10%	1.00%	1.79%	(1.77%)	(2.66%)
2017	48,342	$13.50	$14.08	$717,340	0.10%	1.00%	1.34%	7.23%	6.27%
2016	48,936	$12.59	$13.25	$678,375	0.10%	1.00%	1.26%	2.73%	1.81%
VIP - FundsManager 50% Investor Class
2020	78,076	$21.74	$20.35	$1,748,196	0.10%	1.00%	1.16%	13.87%	12.84%
2019	80,797	$19.10	$18.04	$1,594,406	0.10%	1.00%	1.72%	17.77%	16.71%
2018	80,849	$16.21	$15.45	$1,357,846	0.10%	1.00%	1.42%	(5.30%)	(6.16%)
2017	82,589	$17.12	$16.47	$1,467,785	0.10%	1.00%	1.20%	14.34%	13.32%
2016	81,477	$14.97	$14.53	$1,271,780	0.10%	1.00%	1.27%	4.12%	3.18%
VIP - FundsManager 60% Investor Class
2020	92,792	$24.01	$28.39	$2,089,299	0.10%	1.40%	1.07%	15.01%	13.51%
2019	97,558	$20.88	$25.01	$1,918,757	0.10%	1.40%	1.53%	20.37%	18.80%
2018	102,479	$17.35	$21.05	$1,681,663	0.10%	1.40%	1.24%	(6.53%)	(7.76%)
2017	105,315	$18.56	$22.82	$1,857,263	0.10%	1.40%	1.11%	16.87%	15.35%
2016	109,359	$15.88	$19.79	$1,660,122	0.10%	1.40%	1.25%	4.68%	3.32%
Annual Report
76

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2020	64,145	$26.04	$22.43	$1,642,730	0.10%	1.00%	0.94%	15.98%	14.93%
2019	67,444	$22.45	$19.51	$1,492,735	0.10%	1.00%	1.37%	22.54%	21.44%
2018	68,423	$18.32	$16.07	$1,238,781	0.10%	1.00%	1.02%	(7.59%)	(8.42%)
2017	67,536	$19.83	$17.55	$1,324,050	0.10%	1.00%	0.96%	19.10%	18.03%
2016	63,594	$16.65	$14.87	$1,050,953	0.10%	1.00%	1.10%	4.85%	3.91%
VIP - FundsManager 85% Investor Class
2020	20,203	$29.29	$23.78	$555,416	0.10%	1.00%	0.85%	17.34%	16.28%
2019	21,348	$24.96	$20.45	$500,764	0.10%	1.00%	1.19%	26.08%	24.95%
2018	22,375	$19.79	$16.36	$417,178	0.10%	1.00%	0.77%	(8.98%)	(9.81%)
2017	22,014	$21.75	$18.14	$450,952	0.10%	1.00%	0.77%	23.01%	21.90%
2016	22,273	$17.68	$14.88	$372,074	0.10%	1.00%	0.95%	5.55%	4.60%
VIP - Consumer Staples (8)
2020	606	$31.04	$30.19	$18,751	0.80%	1.00%	1.88%	10.88%	10.66%
2019	713	$27.99	$27.29	$19,903	0.80%	1.00%	2.00%	30.81%	30.54%
2018	708	$21.40	$20.90	$15,097	0.80%	1.00%	2.63%	(16.51%)	(16.68%)
2017	1,069	$25.63	$25.08	$27,346	0.80%	1.00%	1.38%	13.75%	13.52%
2016	1,560	$22.53	$22.10	$35,082	0.80%	1.00%	1.38%	2.89%	2.69%
VIP - Consumer Staples Investor Class (8)
2020	6,349	$31.26	$41.46	$206,315	0.10%	0.25%	1.84%	11.65%	11.48%
2019	7,129	$28.00	$37.18	$208,494	0.10%	0.25%	1.94%	31.65%	31.45%
2018	7,033	$21.27	$28.29	$156,630	0.10%	0.25%	2.65%	(16.01%)	(16.13%)
2017	8,888	$25.32	$33.73	$236,844	0.10%	0.25%	1.43%	14.41%	14.24%
2016	10,944	$22.13	$29.53	$256,003	0.10%	0.25%	1.42%	3.57%	3.41%
VIP - Materials (8)
2020	409	$22.80	$22.18	$9,321	0.80%	1.00%	0.74%	20.52%	20.27%
2019	437	$18.92	$18.44	$8,250	0.80%	1.00%	1.51%	12.49%	12.26%
2018	535	$16.82	$16.43	$8,973	0.80%	1.00%	1.26%	(24.22%)	(24.37%)
2017	807	$22.19	$21.72	$17,872	0.80%	1.00%	0.94%	25.07%	24.82%
2016	671	$17.75	$17.40	$11,897	0.80%	1.00%	0.98%	11.30%	11.08%
VIP - Materials Investor Class (8)
2020	1,837	$22.76	$49.29	$44,230	0.10%	0.25%	0.73%	21.33%	21.15%
2019	1,593	$18.76	$40.68	$32,153	0.10%	0.25%	1.41%	13.09%	12.92%
2018	2,050	$16.59	$36.03	$36,850	0.10%	0.25%	1.20%	(23.73%)	(23.84%)
2017	2,934	$21.75	$47.31	$68,916	0.10%	0.25%	0.87%	25.89%	25.70%
2016	2,547	$17.28	$37.64	$47,705	0.10%	0.25%	1.03%	11.95%	11.78%
VIP - Communication Services (5),(8)
2020	454	$26.40	$25.68	$11,925	0.80%	1.00%	—	34.51%	34.24%
2019	451	$19.63	$19.13	$8,807	0.80%	1.00%	0.06%	31.92%	31.65%
2018	332	$14.88	$14.53	$4,910	0.80%	1.00%	1.86%	(6.12%)	(6.31%)
2017	337	$15.85	$15.51	$5,304	0.80%	1.00%	1.54%	1.24%	1.03%
2016	910	$15.66	$15.35	$14,195	0.80%	1.00%	1.36%	21.82%	21.58%
VIP - Communication Services Investor Class (5),(8)
2020	2,843	$36.40	$68.31	$93,182	0.10%	0.25%	—	35.26%	35.06%
2019	2,726	$26.91	$50.57	$65,765	0.10%	0.25%	0.04%	32.82%	32.62%
2018	1,963	$20.26	$38.13	$35,745	0.10%	0.25%	1.82%	(5.48%)	(5.63%)
2017	1,819	$21.43	$40.41	$34,376	0.10%	0.25%	1.94%	1.79%	1.63%
2016	3,554	$21.06	$39.76	$67,445	0.10%	0.25%	1.42%	22.57%	22.39%
VIP - Emerging Markets
2020	1,020	$15.14	$14.75	$15,423	0.80%	1.00%	0.88%	30.21%	29.95%
2019	888	$11.62	$11.35	$10,304	0.80%	1.00%	1.52%	28.42%	28.17%
2018	996	$9.05	$8.86	$8,995	0.80%	1.00%	0.45%	(18.66%)	(18.82%)
2017	1,786	$11.13	$10.91	$19,832	0.80%	1.00%	0.87%	46.22%	45.93%
2016	636	$7.61	$7.48	$4,832	0.80%	1.00%	0.47%	2.41%	2.21%

Annual Report
77

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2020	6,862	$20.75	$42.88	$127,810	0.10%	0.25%	0.85%	31.03%	30.83%
2019	6,197	$15.84	$32.78	$88,074	0.10%	0.25%	1.48%	29.25%	29.06%
2018	6,692	$12.25	$25.40	$73,925	0.10%	0.25%	0.42%	(18.10%)	(18.23%)
2017	9,019	$14.96	$31.06	$122,306	0.10%	0.25%	0.82%	47.17%	46.95%
2016	3,291	$10.17	$21.14	$30,792	0.10%	0.25%	0.50%	2.96%	2.81%
VIP - Floating Rate High Income
2020	568	$11.93	$11.77	$6,768	0.80%	1.00%	4.42%	2.00%	1.79%
2019	984	$11.69	$11.56	$11,497	0.80%	1.00%	5.10%	7.92%	7.70%
2018	1,086	$10.83	$10.73	$11,757	0.80%	1.00%	4.01%	(0.97%)	(1.17%)
2017	552	$10.94	$10.86	$6,042	0.80%	1.00%	2.88%	2.98%	2.78%
2016	599	$10.62	$10.57	$6,357	0.80%	1.00%	4.78%	8.31%	8.09%
VIP - Floating Rate High Income Investor Class
2020	11,620	$12.48	$12.35	$144,396	0.10%	0.25%	4.56%	2.68%	2.53%
2019	18,316	$12.15	$12.05	$221,744	0.10%	0.25%	5.15%	8.77%	8.61%
2018	19,898	$11.17	$11.10	$221,610	0.10%	0.25%	3.87%	(0.30%)	(0.45%)
2017	13,864	$11.21	$11.15	$154,974	0.10%	0.25%	3.14%	3.58%	3.43%
2016	11,699	$10.82	$10.78	$126,335	0.10%	0.25%	4.08%	9.05%	8.89%
VIP - Bond Index (6)
2020	38,053	$11.86	$11.59	$449,910	0.10%	1.00%	1.12%	7.42%	6.45%
2019	19,688	$11.04	$10.88	$216,927	0.10%	1.00%	2.80%	8.27%	7.30%
2018	5,877	$10.19	$10.14	$59,876	0.10%	1.00%	1.97%	1.95%	1.43%
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2020	16,791	$14.14	$13.82	$236,733	0.10%	1.00%	1.66%	20.18%	19.09%
2019	13,379	$11.77	$11.60	$157,128	0.10%	1.00%	1.86%	30.57%	29.39%
2018	7,883	$9.01	$8.97	$70,999	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2020	5,895	$12.35	$12.06	$72,634	0.10%	1.00%	1.36%	16.34%	15.29%
2019	5,970	$10.61	$10.46	$63,253	0.10%	1.00%	1.57%	25.76%	24.62%
2018	2,943	$8.44	$8.40	$24,828	0.10%	1.00%	1.05%	(15.60%)	(16.03%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2020	12,936	$11.61	$11.34	$149,743	0.10%	1.00%	1.84%	10.58%	9.58%
2019	9,754	$10.49	$10.35	$102,195	0.10%	1.00%	3.00%	21.41%	20.32%
2018	4,631	$8.64	$8.60	$40,002	0.10%	1.00%	1.52%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (7)
2020	3,068	$15.24	$34.53	$65,240	0.10%	1.00%	1.35%	14.32%	13.29%
2019	3,426	$13.33	$30.48	$64,367	0.10%	1.00%	1.06%	19.47%	18.39%
2018	3,689	$11.16	$25.75	$58,715	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	4,265	$13.53	$31.51	$82,877	0.10%	1.00%	0.75%	34.93%	33.72%
2016	3,873	$10.03	$23.57	$58,823	0.10%	1.00%	0.50%	6.63%	5.67%
VIF - Emerging Markets Debt (7)
2020	5,359	$15.62	$37.41	$104,004	0.10%	1.00%	4.38%	5.44%	4.49%
2019	6,426	$14.82	$35.80	$118,425	0.10%	1.00%	5.29%	14.14%	13.11%
2018	6,841	$12.98	$31.65	$111,320	0.10%	1.00%	5.68%	(7.04%)	(7.88%)
2017	7,957	$13.96	$34.36	$140,228	0.10%	1.00%	5.47%	9.60%	8.62%
2016	8,069	$12.74	$31.64	$132,122	0.10%	1.00%	5.47%	10.44%	9.45%

Annual Report
78

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Global Strategist (7)
2020	1,372	$20.34	$21.15	$27,284	0.10%	1.00%	1.46%	10.81%	9.81%
2019	1,498	$18.36	$19.26	$26,912	0.10%	1.00%	1.85%	17.65%	16.59%
2018	1,617	$15.60	$16.52	$24,752	0.10%	1.00%	1.17%	(6.60%)	(7.44%)
2017	1,827	$16.70	$17.85	$30,066	0.10%	1.00%	1.13%	15.99%	14.95%
2016	1,983	$14.40	$15.53	$28,065	0.10%	1.00%	—	5.47%	4.52%
Invesco - V.I. Global Core Equity (7)
2020	1,044	$21.74	$24.87	$22,296	0.10%	1.00%	1.34%	13.11%	12.09%
2019	1,222	$19.22	$22.19	$22,977	0.10%	1.00%	1.39%	25.07%	23.95%
2018	1,424	$15.37	$17.90	$21,275	0.10%	1.00%	1.07%	(15.40%)	(16.17%)
2017	1,594	$18.16	$21.36	$28,413	0.10%	1.00%	1.18%	22.78%	21.68%
2016	1,485	$14.79	$17.55	$21,732	0.10%	1.00%	1.03%	6.71%	5.75%
WFF - VT Discovery (7)
2020	458	$97.92	$93.74	$44,568	0.80%	1.00%	—	61.35%	61.02%
2019	508	$60.69	$58.21	$30,664	0.80%	1.00%	—	37.91%	37.63%
2018	556	$44.01	$42.30	$24,362	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	613	$47.73	$45.97	$29,095	0.80%	1.00%	—	28.10%	27.84%
2016	670	$37.26	$35.96	$24,836	0.80%	1.00%	—	6.78%	6.57%
WFF - VT Opportunity (7)
2020	338	$67.73	$64.84	$22,777	0.80%	1.00%	0.44%	20.03%	19.79%
2019	372	$56.42	$54.12	$20,936	0.80%	1.00%	0.28%	30.41%	30.15%
2018	401	$43.26	$41.59	$17,300	0.80%	1.00%	0.19%	(7.89%)	(8.08%)
2017	436	$46.97	$45.24	$20,366	0.80%	1.00%	0.67%	19.48%	19.24%
2016	475	$39.31	$37.94	$18,622	0.80%	1.00%	2.04%	11.33%	11.11%
Lazard - Retirement Emerging Markets
2020	4,881	$12.83	$15.55	$73,684	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	6,202	$12.98	$15.87	$95,179	0.10%	1.00%	0.89%	18.24%	17.17%
2018	7,154	$10.98	$13.55	$93,526	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	8,255	$13.45	$16.76	$134,193	0.10%	1.00%	2.00%	28.01%	26.86%
2016	8,248	$10.51	$13.21	$106,380	0.10%	1.00%	1.32%	21.00%	19.91%
PVIT - Commodity Real Return
2020	2,187	$5.98	$5.52	$12,978	0.10%	1.00%	6.15%	1.25%	0.34%
2019	2,072	$5.90	$5.50	$12,157	0.10%	1.00%	4.45%	11.32%	10.32%
2018	2,581	$5.30	$4.99	$13,614	0.10%	1.00%	2.13%	(14.22%)	(15.00%)
2017	2,403	$6.18	$5.87	$14,782	0.10%	1.00%	11.22%	2.05%	1.13%
2016	2,784	$6.06	$5.80	$16,797	0.10%	1.00%	1.16%	15.04%	14.00%
PVIT - Low Duration
2020	36,538	$11.92	$11.41	$442,946	0.10%	1.00%	1.17%	2.89%	1.96%
2019	31,716	$11.59	$11.19	$375,004	0.10%	1.00%	2.77%	3.92%	2.99%
2018	33,031	$11.15	$10.87	$376,435	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	36,840	$11.12	$10.94	$419,605	0.10%	1.00%	1.34%	1.25%	0.34%
2016	40,054	$10.99	$10.91	$451,356	0.10%	1.00%	1.49%	1.30%	0.39%
PVIT - Real Return
2020	14,177	$14.16	$14.20	$208,969	0.10%	1.00%	1.42%	11.60%	10.59%
2019	12,678	$12.68	$12.84	$168,297	0.10%	1.00%	1.65%	8.33%	7.35%
2018	13,938	$11.71	$11.96	$171,236	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	15,218	$11.99	$12.36	$191,891	0.10%	1.00%	2.38%	3.55%	2.62%
2016	16,270	$11.57	$12.04	$198,506	0.10%	1.00%	2.26%	5.09%	4.14%
PVIT - Total Return
2020	37,789	$14.54	$14.39	$572,699	0.10%	1.00%	2.12%	8.54%	7.56%
2019	38,988	$13.40	$13.38	$545,597	0.10%	1.00%	3.01%	8.25%	7.27%
2018	39,177	$12.38	$12.48	$508,311	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	44,067	$12.46	$12.67	$576,035	0.10%	1.00%	2.02%	4.81%	3.87%
2016	44,558	$11.89	$12.20	$557,708	0.10%	1.00%	2.08%	2.57%	1.65%

Annual Report
79

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2020	10,357	$18.21	$16.82	$186,847	0.10%	1.00%	1.15%	20.68%	19.59%
2019	11,548	$15.09	$14.06	$172,758	0.10%	1.00%	1.13%	17.71%	16.65%
2018	13,045	$12.82	$12.06	$165,898	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	14,634	$13.87	$13.17	$201,650	0.10%	1.00%	1.21%	13.63%	12.61%
2016	14,407	$12.21	$11.69	$174,892	0.10%	1.00%	1.09%	3.85%	2.92%
FTVIP - Templeton Global Bond
2020	5,909	$10.96	$10.13	$64,178	0.10%	1.00%	8.47%	(5.38%)	(6.23%)
2019	7,277	$11.58	$10.80	$83,533	0.10%	1.00%	7.15%	1.91%	0.99%
2018	8,077	$11.37	$10.69	$91,087	0.10%	1.00%	—	1.84%	0.91%
2017	8,978	$11.16	$10.60	$99,518	0.10%	1.00%	—	1.82%	0.91%
2016	9,574	$10.96	$10.50	$104,352	0.10%	1.00%	—	2.84%	1.91%
FTVIP - Franklin U.S. Gov't Securities
2020	9,311	$11.44	$10.57	$105,237	0.10%	1.00%	3.80%	3.73%	2.79%
2019	5,075	$11.03	$10.29	$55,404	0.10%	1.00%	2.83%	5.12%	4.18%
2018	4,539	$10.50	$9.87	$47,183	0.10%	1.00%	2.67%	0.24%	(0.67%)
2017	5,478	$10.47	$9.94	$56,898	0.10%	1.00%	2.61%	1.24%	0.33%
2016	6,953	$10.34	$9.91	$71,406	0.10%	1.00%	2.54%	0.56%	(0.34%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  During 2018 the following underlying funds were renamed:

Old Name
VIP - Telecommunications
VIP - Telecommunications Investor Class
New Name
VIP - Communication Services
VIP - Communication Services Investor Class

(6)  During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index
VIP - Total Market Index
VIP - Extended Market Index
VIP - International Index

(7)  During 2017, the following underlying funds were renamed:

Old Name
UIF - Emerging Markets Equity
UIF - Emerging Markets Debt
UIF - Global Strategist
WF AF - Advantage VT Discovery
WF AF - Advantage VT Opportunity
Invesco - Van Kampen Global Core Equity
New Name
VIF - Emerging Markets Equity
VIF - Emerging Markets Debt
VIF - Global Strategist
WFF - VT Discovery
WFF - VT Opportunity
Invesco - V.I. Global Core Equity

Annual Report
80

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

(8)  Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials
VIP - Utilities
VIP - Technology
VIP - Energy
VIP - Health Care
VIP - Consumer Discretionary
VIP - Consumer Staples
VIP - Materials
VIP - Communication Services
VIP - Financial Services
VIP - Industrials Investor Class
VIP - Utilities Investor Class
VIP - Technology Investor Class
VIP - Energy Investor Class
VIP - Health Care Investor Class
VIP - Consumer Discretionary Investor Class
VIP - Consumer Staples Investor Class
VIP - Materials Investor Class
VIP - Communication Services Investor Class
VIP - Financial Services Investor Class

7. Commitments and Contingencies

In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Account believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

8. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report
81

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contract Owners of Fidelity Investments Variable Annuity Account I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Fidelity Investments Variable Annuity Account I indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Fidelity Investments Variable Annuity Account I as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report
82

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)
Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityReal Return Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statements of operations for the year ended December 31, 2020 and statements of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of the Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Fidelity Investments Variable Annuity Account I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Fidelity Investments Variable Annuity Account I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 29, 2021

We have served as the auditor of one or more of the subaccounts of Fidelity Investments Variable Annuity Account I since 1987.

Annual Report
83

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.NRR/FIA-ANN-0221

1.xxxxxx.xxx

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of Fidelity Investments Life Insurance Company

We have audited the accompanying consolidated financial statements of Fidelity Investments Life Insurance Company, which comprise the consolidated balance sheets as of December 31, 2020 and 2019, and the related consolidated statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2020.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019, and the results of their operations and their cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2021

1

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2020	2019
ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $1,281,563 in 2020 and $1,262,091 in 2019)	$1,367,152	$1,304,986
Other investment	449	717
Policy loans	1,605	1,459
Total Investments	1,369,206	1,307,162

Cash and cash equivalents	160,855	133,647
Restricted cash and cash equivalents	27,564	24,573
Accrued investment income	10,759	10,910
Deferred policy acquisition costs	74,818	73,703
Reinsurance deposit and receivables	856,632	916,554
Other assets	26,109	21,891
Net deferred tax asset	39,490	41,909
Separate account assets	40,059,818	34,675,142
Total Assets	42,625,251	37,205,491

LIABILITIES
Future contract and policy benefits	590,702	626,142
Contract holder deposit funds	611,551	623,562
Investment trades payable, net	7,545	11,634
Other liabilities and accrued expenses	64,706	63,814
Income taxes payable	45,678	18,886
Payable to parent and affiliates, net	12,131	11,278
Separate account liabilities	40,059,818	34,675,142
Total Liabilities	41,392,131	36,030,458

Commitments and Contingencies (Note 12)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	71,378	71,378
Accumulated other comprehensive income	63,756	32,306
Retained earnings	1,094,877	1,068,231
Total Fidelity Investments Life Insurance Company Stockholder's Equity	1,233,011	1,174,915
Noncontrolling interest	109	118
Total Stockholder's Equity	1,233,120	1,175,033
Total Liabilities and Equity	$42,625,251	$37,205,491

The accompanying notes are an integral part of the consolidated financial statements

2

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2020	2019	2018
REVENUES
Fees charged to contract holders	$123,614	$117,618	$119,852
Fund administration fees (1)	52,478	50,601	52,294
Net investment income	37,923	39,670	33,417
Interest on reinsurance deposit	22,318	23,681	24,555
Premiums, net	7,211	8,237	8,161
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	20,588	2,298	(10,084)
Total net realized investment gains (losses)	20,588	2,298	(10,084)

Total Revenues	264,132	242,105	228,195

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	77,140	73,642	81,449
Contract and policy benefits and expenses	33,312	40,516	44,279
Other expenses	4,839	9,469	11,840

Total Benefits and Expenses	115,291	123,627	137,568

Income before income taxes	148,841	118,478	90,627

Income tax expense	20,662	11,887	7,484

Net Income	128,179	106,591	83,143
Less: Net loss attributable to noncontrolling interest	(467)	(913)	(1,177)
Net Income Attributable to Fidelity Investments Life Insurance Company	$128,646	$107,504	$84,320

Net Income	$128,179	$106,591	$83,143
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	60,551	58,918	(27,660)
Reclassification adjustment for net realized (gains) losses included in net income	(20,588)	(2,298)	10,084
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(8,513)	(8,642)	267
Other comprehensive income (loss), net of tax	31,450	47,978	(17,309)
Comprehensive Income	159,629	154,569	65,834
Less: Comprehensive loss attributable to noncontrolling interest	(467)	(913)	(1,177)
Comprehensive Income Attributable to Fidelity Investments Life Insurance Company	$160,096	$155,482	$67,011

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

3

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2020, 2019, and 2018

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2017	$3,000	$71,378	$1,637	$876,860	$116	$952,991

Comprehensive income:
Other contributions	—	—	—	—	1,169	1,169
Net income (loss)	—	—	—	84,320	(1,177)	83,143
Other comprehensive income (loss)	—	—	(17,309)	—	—	(17,309)

Balance at December 31, 2018	$3,000	$71,378	$(15,672)	$961,180	$108	$1,019,994

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(453)	—	(453)
Other contributions	—	—	—	—	923	923
Net income (loss)	—	—	—	107,504	(913)	106,591
Other comprehensive income (loss)	—	—	47,978	—	—	47,978

Balance at December 31, 2019	$3,000	$71,378	$32,306	$1,068,231	$118	$1,175,033

Comprehensive income:
Other contributions	—	—	—	—	458	458
Net income (loss)	—	—	—	128,646	(467)	128,179
Dividends paid to FMR, LLC	—	—	—	(102,000)	—	(102,000)
Other comprehensive income (loss)	—	—	31,450	—	—	31,450

Balance at December 31, 2020	$3,000	$71,378	$63,756	$1,094,877	$109	$1,233,120

The accompanying notes are an integral part of the consolidated financial statements

4

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2020	2019	2018
Cash flows provided by (used in) operating activities:
Net income	$128,179	$106,591	$83,143
Adjustments to reconcile net income to cash provided by operating activities:
Amortization and depreciation	4,716	1,674	907
Net realized investment (gains) losses on sales	(20,588)	(2,298)	10,084
Provision for deferred taxes	(6,092)	(5,938)	2,719
Equity loss from investee company	4,839	9,469	11,840
Changes in assets and liabilities:
Accrued investment income	151	(3,493)	1,477
Deferred policy acquisition costs, net of amortization	(2,300)	(3,851)	2,186
Future contract and policy benefits, net	65,061	57,102	63,445
Reinsurance deposit and receivables	59,922	55,330	60,073
Payable to parent and affiliates, net	853	1,136	3,181
Income taxes payable	26,792	11,838	(208)
Other assets and other liabilities, net	(1,408)	7,737	13,653

Net cash provided by (used for) operating activities	260,125	235,297	252,500

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(469,948)	(505,951)	(613,500)
Proceeds from sales of debt securities	355,814	313,346	563,267
Proceeds from maturities and calls of debt securities	114,073	32,664	17,810
Investment in investee company	(4,349)	(8,901)	(9,296)
Accrued contributions in investee company	223	595	(1,219)
Investment trades payable/ receivable, net	(4,089)	(219,336)	230,605
Additions to capitalized internal use software	(5,445)	(5,109)	(3,059)
Change in policy loans	(146)	(210)	(16)

Net cash (used for) provided by investing activities	(13,867)	(392,902)	184,592

Cash flows provided by (used for) financing activities:
Deposits credited to fixed annuity contracts	1,499,364	1,547,132	1,534,486
Net transfers from separate accounts	496,114	528,381	465,934
Withdrawals from variable annuity contracts	(2,104,915)	(2,127,725)	(2,059,720)
Withdrawals from fixed annuity contracts	(4,622)	(63,563)	(68,003)
Dividend paid to FMR, LLC	(102,000)	—	—

Net cash used for financing activities	(216,059)	(115,775)	(127,303)

Net increase (decrease) in cash, cash equivalents, and restricted cash and cash equivalents	30,199	(273,380)	309,789

Cash, cash equivalents, and restricted cash and cash equivalents:
Beginning of year	158,220	431,600	121,811
End of year	$188,419	$158,220	$431,600

The accompanying notes are an integral part of the consolidated financial statements

5

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (“FILI”), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (“EFILI”), FILI’s wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC (“Feedstock”), a special purpose entity (“SPE”) that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code (“IRC 45”). FILI is a wholly-owned subsidiary of FMR LLC.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

6

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
The Company evaluates available-for-sale investments that experience declines in fair value for impairment.
Beginning on January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the consolidated statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income ("OCI"). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.
Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $150,734 and $113,440 at December 31, 2020, and 2019, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $13,854 and $11,827 at December 31, 2020, and 2019, respectively.
Other Investment
Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investee earnings and losses in Other Expenses in the consolidated statements of comprehensive income.

7

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 – Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

8

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Reinsurance Deposit and Receivables
The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The two largest reinsurance counterparty exposures are either partially held in a collateral account or partially secured by investments held in trust, which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.
Beginning on January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default ("PD") / loss-given-default ("LGD") models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management's estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s consolidated statements of comprehensive income.
Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

9

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs (continued)
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2020, 2019, or 2018.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Software includes certain costs incurred for purchasing and developing software for internal use. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

10

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Income Taxes (continued)
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.
The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses ("CECL"). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance which simplifies subsequent measurement of goodwill by eliminating step 2 of the goodwill impairment test which measures the impairment by comparing the implied fair value of goodwill with the carrying amount of goodwill. Under the new guidance, an entity should perform its goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; provided that the impairment charge does not exceed the goodwill allocated to that reporting unit. The Company adopted this guidance effective January 1, 2020 which did not have an impact on the consolidated financial statements.
The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the consolidated financial statements. A cumulative effect adjustment of $453, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the consolidated financial statements.

11

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements (continued)
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the consolidated financial statements.
The FASB issued new guidance that eliminates diversity in practice related to the classification of certain cash receipts and payments. The new guidance clarifies the appropriate cash flow statement classification for these items, including the allocation of components of these cash receipts and payments among operating, investing and financing activities. Additionally, in November 2016, the FASB issued new guidance on the classification of restricted cash in the statement of cash flows. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the consolidated financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

12

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$2,228	$4,210
Change in benefit ratio estimate	(864)	(1,252)
Interest on reserve	98	199
Claims paid	(1,042)	(2,528)
Accrual of benefit ratio	926	1,599
Ending Balance	$1,346	$2,228

The reinsurance recoverables associated with the GMDB were $1,343 and $2,226 at December 31, 2020 and 2019, respectively.
The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 30 years from issue.
•The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
•The base lapse rate assumption varies from 4.3% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.
•The annual lapse rate for anticipated internal replacements is 1.3%.
•The discount rate is 6.83%.

13

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2020 and 2019. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2020	2019
Net deposits paid
Account value	$5,217,828	$4,648,410
Net amount at risk	$66,952	$77,197
Average attained age of contract holders	69	68
Ratchet (highest historical account value at specified anniversary dates)
Account value	$248,938	$229,346
Net amount at risk	$8,769	$11,319
Average attained age of contract holders	73	73
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½ or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$2,255	$2,632
Change in benefit ratio estimate	2,961	(598)
Interest on reserve	271	106
Accrual of benefit ratio	270	115
Ending Balance	$5,757	$2,255
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $5,559 and $2,179 at December 31, 2020, and 2019, respectively.

14

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 50 years from issue for 2020 and 30 years for 2019. During 2020, the Company updated the projection period assumption for the GMWB liability based on the Company's past experience and judgements about the future.
•The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•Separate benefit ratios were calculated for single life and joint life policies.
•For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 14½ years from issue and age 59½.
•The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2
•The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.
•The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2020, and 2019:

	Years Ended December 31,
	2020	2019
Account value	$1,729,147	$1,620,339
GWB value	$1,593,406	$1,622,488
Average attained age of contract holders	78	77

4. INVESTMENTS:
The components of net investment income were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities	$40,564	$39,916	$28,209
Cash and cash equivalents	601	2,770	1,543
Other income	215	184	6,386
Total investment income	41,380	42,870	36,138
Less: investment expenses	3,457	3,200	2,721
Net investment income	$37,923	$39,670	$33,417

15

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities:
Gross realized gains	$24,024	$4,093	$567
Gross realized losses	(3,436)	(1,795)	(10,651)
Total realized investment gains (losses)	20,588	$2,298	$(10,084)

There were no realized investment losses as a result of impairments in 2020, 2019 or 2018. There were no debt securities that were non-income producing for 2020, 2019 or 2018, respectively. There was no interest foregone by non-income producing securities for 2020, 2019, and 2018, respectively.
Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2020	2019

Debt securities	$85,589	$42,894
DAC, Premium deficiency reserves	(4,579)	(1,847)
Deferred income tax benefit (expense)	(17,254)	(8,741)
	$63,756	$32,306

16

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2020 were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$33,261	$(371)	3	$—	$—	—	$33,261	$(371)	3
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	7,583	(54)	5	—	—	—	7,583	(54)	5
Mortgage and asset-backed securities	—	—	—	1,276	(34)	2	1,276	(34)	2
Total	$40,844	$(425)	8	$1,276	$(34)	2	$42,120	$(459)	10

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
States and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	4,351	(33)	12	5,291	(56)	6	9,642	(89)	18
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$4,351	$(33)	12	$5,291	$(56)	6	$9,642	$(89)	18

The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2020. The declines in fair value was primarily due to an increase in interest rates from the securities purchase date. The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2020. The allowance for credit losses was zero as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value of 99% of amortized cost as of December 31, 2020.

17

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(78)	3	$16,336	$(60)	1	$20,890	$(138)	4
State and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate debt securities	22,388	(41)	10	8,471	(5)	9	30,859	(46)	19
Mortgage and asset-backed securities	781	(1)	1	3,485	(56)	4	4,266	(57)	5
Total	$27,974	$(121)	15	$28,292	$(121)	14	$56,266	$(242)	29

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate debt securities	728	(7)	3	4,540	(201)	12	5,268	(208)	15
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$728	$(7)	3	$4,540	$(201)	12	$5,268	$(208)	15

The Company believes that declines in the fair value of the securities above were temporary as of December 31,2019 primarily due to an increase in interest rates from the securities purchase date. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2019. Investments in below investment grade securities have an average fair value 96% of amortized cost as of December 31, 2019, respectively.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$219,577	$13,973	$(371)	$—	$233,179
States and political subdivisions	1,371	149	—	—	1,520
Corporate and other debt securities	1,049,898	71,873	(143)	—	1,121,628
Mortgage and asset-backed securities	10,717	142	(34)	—	10,825
Total debt securities	$1,281,563	$86,137	$(548)	$—	$1,367,152

18

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$290,289	$8,616	$(138)	$—	$298,767
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	955,428	34,578	(254)	—	989,752
Mortgage and asset-backed securities	15,411	99	(57)	—	15,453
Total debt securities	$1,262,091	$43,345	$(450)	$—	$1,304,986
During 2020 and 2019, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.
Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $355,814, $313,346 and $563,267 in 2020, 2019 and 2018, respectively.
The amortized cost and fair value of debt securities at December 31, 2020, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$108,993	$110,138
Due after 1 year through 5 years	589,364	632,156
Due after 5 years through 10 years	517,433	554,555
Due after 10 years	55,056	59,478
Mortgage and asset-backed securities	10,717	10,825
	$1,281,563	$1,367,152
At December 31, 2020, and 2019, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,793 and $2,966 respectively. At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,792 and $2,834 respectively.

19

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES:
Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.
Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC (“LRCH”) through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company provided cash funding payments of $4,349, $8,901, and $9,296, respectively for the years ended December 31, 2020, 2019, and 2018 respectively.
FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock’s eligibility to receive the expected tax credits. FMR LLC continues to provide such guarantees subsequent to its contribution of Feedstock to the Company.
Feedstock and LRCH are deemed to be variable interest entities (“VIEs”). A VIE is an entity that either (i) has equity investors that lack controlling financial interest or (ii) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE’s “primary beneficiary,” it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.
The Company determined that its interest in Feedstock and in turn Feedstock’s 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH. The consolidated balances include restricted cash and cash equivalents of $27,564 and $24,573 as of December 31, 2020, and 2019, respectively. These balances are restricted for withdrawal or use under the terms of certain contractual agreements and are recorded as restricted cash and cash equivalents in the Consolidated Balance Sheets.
The following is the incremental impact of consolidating LRCH in the Company’s consolidated financial statements at December 31, 2020, and 2019 and for the years ended December 31, 2020, and 2019:

	December 31,
	2020	2019

Total Assets	$2,855	$2,625
Total Liabilities	2,746	2,507
Noncontrolling equity interest	$109	$118

20

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES (CONTINUED):

	Years Ended December 31,
	2020	2019	2018

Total Revenues	$178	$354	$85
Total Expenses	(645)	(1,267)	(1,262)
Net loss before income taxes	(467)	(913)	(1,177)
Income tax expense	—	—	—
Net Loss	(467)	(913)	(1,177)
Less: Net loss attributable to noncontrolling interest	(467)	(913)	(1,177)
Net Income Attributable to Fidelity Investments Life Insurance Company	$—	$—	$—
Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.
6. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:
•Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

21

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$233,179	$—	$—	$233,179
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	1,121,628	—	1,121,628
Mortgage and asset-backed securities	—	10,825	—	10,825
Total available-for-sale debt securities	233,179	1,133,973	—	1,367,152
Cash equivalents	150,734	—	—	150,734
Subtotal excluding separate account assets	383,913	1,133,973	—	1,517,886
Separate account assets	40,059,818	—	—	40,059,818
Total	$40,443,731	$1,133,973	$—	$41,577,704

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$298,767	$—	$—	$298,767
States and political subdivisions	—	1,014	—	1,014
Corporate and other debt securities	—	989,752	—	989,752
Mortgage and asset-backed securities	—	15,453	—	15,453
Total available-for-sale debt securities	298,767	1,006,219	—	1,304,986
Cash equivalents	113,440	—	—	113,440
Subtotal excluding separate account assets	412,207	1,006,219	—	1,418,426
Separate account assets	34,675,142	—	—	34,675,142
Total	$35,087,349	$1,006,219	$—	$36,093,568

22

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Financial Instruments Not Carried at Fair Value
There were no Level 3 assets held by the Company during 2020 or 2019. There were no transfers into or out of Level 3 during 2020 or 2019
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Other investment	$449	$449	$717	$717
Policy loans	1,605	1,605	1,459	1,459
Reinsurance deposit and receivables	856,632	936,510	916,554	982,573

Total	$858,686	$938,564	$918,730	$984,749

Financial Liabilities:
Contract holder deposit funds	$611,551	$696,702	$623,562	$690,495

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Other Investment
Fair value for the other investment is based on the Company’s share of the investee based on the underlying financial statements of the investee.
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

23

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
7. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$26,366	$17,565	$4,477
State	388	260	288
	$26,754	$17,825	$4,765
Deferred:
Federal	$(5,982)	$(5,880)	$2,506
State	(110)	(58)	213
	$(6,092)	$(5,938)	$2,719

Income tax expense	$20,662	$11,887	$7,484

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

24

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2020	2019
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$20,031	$19,629
Contract holder reserves	38,825	35,070
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	(7,355)	(8,827)
Unrealized gains on available-for-sale securities	(18,172)	(9,108)
Deferred revenue	2,899	3,083
Capital loss carry forward	—	1,019
Deferred compensation and retirement benefit plans	1,415	1,357
Other, net	1,847	(314)
Net deferred tax asset before valuation allowance	39,490	41,909
Valuation allowance	—	—
Net deferred tax asset after valuation allowance	$39,490	$41,909

The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2020	2019	2018

Beginning balance	$—	$4,902	$—
Additions charged to expense, equity	—	—	4,902
Reductions for recoveries	—	(4,902)	—
Ending balance	$—	$—	$4,902

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2020	2019	2018

Tax provision at U.S. Federal statutory rate	$31,257	$24,879	$19,032
Unrecognized tax benefits	4,715	11,392	8,874
Provision to return adjustment	6,031	(884)	2,978
Dividends received deduction	(17,538)	(13,935)	(14,516)
IRC 45 tax credit	(4,156)	(8,380)	(10,653)
(Decrease) increase in valuation allowance	—	(1,504)	1,504
Other, net	353	319	265
Income tax expense	$20,662	$11,887	$7,484
Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends

25

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

7. INCOME TAXES (CONTINUED):
received deduction; (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs. The effects of tax legislation were recognized in the period of enactment. The Company made additional refinements to life insurance tax reserves under TCJA during the year ended December 31, 2018.
The Company received a net refund of $38 and paid net federal and state income taxes of $5,987, and $4,973 in 2020, 2019, and 2018, respectively.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2017. The Company is not currently under examination for the income tax filings in any other jurisdictions.
On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the "CARES Act") was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses ("NOLs") originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company's consolidated financial statements.
In 2017, an affiliate received notification from the Internal Revenue Service (“IRS”) that challenged its eligibility to claim certain tax credits under Internal Revenue Code Section 45, and certain operating losses, for tax years 2011 and 2012. As a result, the Company’s unrecognized tax benefits as of December 31, 2020 was $44,071 (including $4,889 of interest expense). The Company classifies all interest and penalties as income tax expense. Although the timing of the resolution and/or closure on this matter is uncertain, it is reasonably possible that the balance of the estimated net liability for these uncertain tax positions could significantly change in the next twelve months.
8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah for FILI and New York State Insurance Laws for EFILI, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid cash dividends to FMR LLC of $102,000, $0, and $0 in 2020, 2019 and 2018, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are

26

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

8. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2020	2019	2018
FILI
Statutory net income	$103,869	$102,715	$91,296
Statutory surplus	$1,068,958	$1,061,922	$957,527

EFILI
Statutory net income	$10,778	$9,230	$7,825
Statutory surplus	$110,443	$100,022	$90,200

9.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $36,119, $33,778 and $33,971 in 2020, 2019 and 2018, respectively, under these agreements. These fees are included in Fund administration fees in the Consolidated Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the variable annuity contract value each year and compensation for each new first year contract. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $36,523, $34,623, and $33,285 in 2020, 2019 and 2018, respectively.
The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company was reimbursed $16,515, $18,339, and $18,012 in 2020, 2019 and 2018, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
The Company entered into agreements with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred charges of $2,299, $2,125, and $1,732 in 2020, 2019 and 2018, respectively, for such services.

27

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

9.     AFFILIATED COMPANY TRANSACTIONS (CONTINUED):
The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company incurred charges from FMR LLC and its subsidiaries of $16,810, $20,397, and $23,192 in 2020, 2019 and 2018, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days in accordance with the terms of the respective agreements.
FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,869, $1,692, and $1,681 in 2020, 2019 and 2018, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $3,764, $4,999, and $6,932 in 2020, 2019 and 2018, respectively.
The Company participates in FMR LLC’s Retiree Health Reimbursement Plan (“RHRP”), a defined benefit health reimbursement arrangement covering eligible employees. FMR LLC has established the Fidelity Welfare Benefit Plans VEBA Trust (the “Trust”) to provide a funding vehicle for certain benefits related to FMR LLC's benefit plans, including the RHRP. FMR LLC accrued a benefit to participants under the RHRP based on awards to employees that are subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC and participant contributions are not required. The Company is allocated an expense from FMR LLC associated with the actuarially derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2020, 2019 and 2018, compensation expense related to the RHRP was $236, $206 and $203, respectively.
The Company issued a $300 million unsecured revolving line of credit facility (“LOC Agreement”) to FMR LLC which matures on March 14, 2021. The LOC Agreement may be extended for successive one year periods by mutual agreement of the parties and prior notice to and a lack of objection by the Utah Insurance Department. Under the terms of the LOC Agreement, the Company receives a facility fee of 0.04% per year based on the unused amounts. In addition, the Company receives annual interest on any advances made under the LOC Agreement at LIBOR plus a spread where the spread may change from time to time based on the terms of the LOC Agreement. There were no amounts advanced by the Company as of December 31, 2020. The Company earned $0, $0, and $6,310 of interest and $122, $122, and $5 of facility fees for the years ended December 31, 2020, 2019 and 2018 respectively. Effective March, 2021, the Company and FMR LLC extended the LOC Agreement for one-year.

28

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2020	2019	2018
Underwriting, acquisition and insurance expenses:
Commissions, gross	$36,523	$34,623	$33,285
Compensation and benefits	19,516	19,630	21,608
Capitalization of deferred policy acquisition costs	(3,866)	(4,511)	(4,162)
Amortization of deferred policy acquisition costs	1,566	660	6,348
Rent expense	2,146	2,164	1,201
Taxes, licenses and fees	1,249	1,849	2,390
General insurance expenses	20,006	19,227	20,779

Total underwriting, acquisition and insurance expenses	$77,140	$73,642	$81,449
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,844, $3,896, and increased amortization by $1,008 in 2020, 2019 and 2018, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
11. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the consolidated balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.
The Company entered into a 100% coinsurance agreement for its fixed guaranteed income annuity product. Sales of this product were discontinued in May 2008. The reinsurance receivable has been accounted for as a deposit asset and was recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies has

29

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

11. REINSURANCE (CONTINUED):
been accounted for as a deposit liability and recorded in contract holder deposit funds on the consolidated balance sheets. Under the reinsurance agreement, the Company received a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts has been recognized over the lives of the underlying contracts.
The Company is subject to concentration risks related to the two coinsurance agreements. Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	As of December 31,
	2020	2019
Reinsurance deposits and receivables:
Genworth Life Insurance Company	$415,727	$448,371
Principal Life Insurance Company	410,621	432,963

Reinsurance deposits and receivables	$826,348	$881,334

Contract holder deposit funds and future contract and policy benefits	$826,348	$881,334

Interest on reinsurance deposit	$22,217	$23,125

Contract and policy benefits and expenses	$18,833	$19,622
The Company’s deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of these reinsurers.
The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2020.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2020	2019	2018

Direct life premiums	$12,328	$13,013	$13,873
Reinsurance ceded, net of ceding expense allowance	(5,117)	(4,776)	(5,712)
Net premiums	$7,211	$8,237	$8,161

Direct contract and policy benefits	$71,344	$77,193	$86,373
Reinsurance ceded benefits incurred	(52,900)	(51,627)	(57,625)
Reinsurance costs	14,868	14,950	15,531
Net contract and policy benefits	$33,312	$40,516	$44,279

30

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in thousands)

12. COMMITMENTS AND CONTINGENCIES:
In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Company believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

The Company has performed an evaluation of events that have occurred subsequent to December 31, 2020. Effective January 2021, the Company sold certain capitalized software assets at their carrying value of $8,021 to Fidelity Technology Group, LLC ("FTG"), an affiliate which is wholly-owned by FMR LLC.
The Company has evaluated subsequent events from the balance sheet date through April 29, 2021 and did not identify any other events that would require adjustments to, or disclosure in, the consolidated financial statements.

31

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a)                                     Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1)                                 Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2020.

(2)                                 Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2020 and 2019.

(3)                                 Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4)                                 Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019.

(5)                                 Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

(6)                                 Consolidated Statements of Stockholder’s Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

(7)                                 Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

(8)                                 Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9)                                 There are no financial statements included in Part A, other than Accumulation Unit Values.

b)                                     Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company (“Fidelity Investments Life”) establishing the Fidelity Investments Variable Annuity Account I incorporated by reference to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Account I filed on September 2, 1987 (Filed in Paper).

(a) Second Amendment to the Distribution Agreement incorporated by reference to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Account I filed on April 25, 1997.

(4) Variable Annuity Policy incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(5) Form of Application for Deferred Variable Annuity incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(b) Amended Bylaws of Fidelity Investments Life Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations

Performance Advertising Calculations incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 3324400, on behalf of Fidelity Investments Variable Account I filed on April 26, 1990 (Filed in Paper).

(14)                           (a) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund.

Amended and Restated Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund incorporated herein by reference to original Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Account I filed on September 2, 1987 (Filed in Paper).

(b) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(c) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III.incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(d) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV.  incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(e) Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 29, 1998.

(f) Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”)

(g) Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company

(h) Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Delaware Trust, and Invesco Distributors, Inc., a Delaware corporation, and Invesco Advisers, Inc.

(15) Powers of Attorney

(a) Power of Attorney for William J. Johnson, Jr.  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(b) Power of Attorney for Peter G. Johannsen  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(c) Power of Attorney for Malcolm MacKay  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(d) Power of Attorney for Kathleen A. Murphy  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(e) Power of Attorney for Rodney R. Rohda Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(f) Power of Attorney for Roger T. Servison  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(g) Power of Attorney for Sriram Subramaniam  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(h) Power of Attorney for Miles Mei.  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2016

(i) Power of Attorney for Jane P. Jamieson Incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(j)  Power of Attorney for Nancy D. Prior  Incorporated by reference from Post-Effective Amendment No. 17 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 27, 2018

(k) Power of Attorney for David J. Vargo Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 333-123844, on behalf of Fidelity Investments Variable Annuity Account I filed electronically on April 29, 2020.

(l) Power of Attorney for Wendy E. John.  Filed herein

Item 25. Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

WENDY E. JOHN, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Lance A. Warrick	Vice President, General Counsel, and Secretary
Miles Mei	Treasurer
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Felicia F. Tierney	Vice President, Human Resources
Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Tamara Bogojevic-Catanzano	Illustration Actuary
Richard S. Rowland	Vice President, Channel Development
James F. Andrea, Jr.	Head of Client Services and Operations
Deepa Rao	Vice President, Technology Management

The principal business address for each of the persons named in Item 25 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2021 there were 0 Qualified Contracts and 86,751 Non-Qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgments, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a)   Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer, and President
	David W. Morse	Director
	David Canter	Director
	David Golino	Chief Financial Officer
	Michael Lyons	Senior Vice President and Treasurer
	Eric C. Green	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Carrie Chelko	Chief Compliance Officer
	Lisa D. Kriser	Assistant Secretary

The address for each person named in Item 29 is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)  $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 900 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 20 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April, 2021.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By:    FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2021.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Wendy E. John	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Rodney R. Rohda	Director	)	By:	/s/ Lance A. Warrick
		)		Lance A. Warrick
/s/ *		)		(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

/s/ *		)	By:	/s/ Lance A. Warrick
Peter G. Johannsen	Director	)		Lance A. Warrick
		)		(Attorney-in-Fact)*
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)
/s/ *		)
David J. Vargo	Director	)